UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund,

             Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.60%, 9/20/23 (a)(b)	USD	250	$249,553
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (b)		520	287,665
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		250	243,325
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	8	9,166
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	99	98,657
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.70%, 10/22/25 (a)(b)		250	247,424
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		89	89,705
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		59	58,723
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		53	28,251
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		49	27,073
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		85	48,904
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.37%, 9/25/36-1/25/37 (b)		377	308,970
Series 2007-HE1, Class 21A2, 0.36%, 1/25/37 (b)		82	73,527
Series 2007-HE2, Class 22A, 0.34%, 3/25/37 (b)		39	30,893
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.68%, 1/20/25 (a)(b)		405	403,218
Carrington Mortgage Loan Trust:
Series 2006-NC5, Class A4, 0.42%, 1/25/37 (b)		100	59,692
Series 2007-FRE1, Class A2, 0.40%, 2/25/37 (b)		71	66,294
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		136	136,082
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		70	70,376
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		70	70,454
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		200	200,427
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		255	256,569

Asset-Backed Securities		Par (000)	Value
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)	USD	168	$167,830
Series 2014-2A, Class A1L, 1.81%, 5/24/26 (a)(b)		480	475,764
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 0.35%, 1/25/46 (b)		135	121,716
Series 2006-S3, Class A4, 6.27%, 1/25/29 (c)		29	28,363
Series 2006-SPS1, Class A, 0.41%, 12/25/25 (b)		6	19,625
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		85	84,826
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		35	34,267
Series 2006-S5, Class A5, 6.16%, 6/25/35		21	19,219
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.51%, 12/15/33 (a)(b)		62	50,314
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		297	302,000
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.84%, 1/15/23 (a)(b)		370	370,351
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,759
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.56%, 10/28/24 (a)(b)		280	277,278
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)		250	249,986
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.57%, 4/15/36 (b)		69	60,717
Invitation Homes Trust, Series 2014-SFR2, Class A, 1.31%, 9/17/31 (a)(b)		100	97,897
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/25 (a)(b)		500	490,050
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		213	212,467
Long Beach Mortgage Loan Trust, Series 2006-11, Class 1A, 0.36%, 12/25/36 (b)		152	93,974
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (b)		78	74,549

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	MYR	Malaysian Ringgit
ADR	American Depository Receipts	GO	General Obligation	OTC	Over-the-counter
BRL	Brazilian Real	IDR	Indonesian Rupiah	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
CDO	Collateralized Debt Obligation	KRW	South Korean Won	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CMS	Constant Maturity Swap	MXIBTIIE	Mexico Interbank TIIE 28 Day	USD	US Dollar
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities		Par (000)	Value
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 1A, 0.42%, 4/25/37 (b)	USD	444	$207,491
MSCC Heloc Trust, Series 2007-1, Class A, 0.29%, 12/25/31 (b)		18	17,674
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		100	100,903
Series 2014-CTA, Class B, 1.96%, 10/17/44 (a)(b)		250	238,944
Series 2015-AA, Class A2B, 1.41%, 12/15/28 (a)(b)		250	251,503
Series 2015-AA, Class A3, 1.91%, 11/15/30 (a)(b)		103	102,127
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.71%, 1/18/24 (a)(b)		260	257,375
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.41%, 7/17/25 (a)(b)		305	300,333
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.60%, 8/23/24 (a)(b)		285	283,294
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		455	454,998
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		510	509,960
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		100	100,356
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		145	143,289
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		120	119,800
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		80	74,930
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.45%, 7/22/25 (a)(b)		495	487,625
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.78%, 10/30/23 (a)(b)		435	433,966
PFS Financing Corp., Series 2014-BA, Class A, 0.81%, 10/15/19 (a)(b)		460	457,920
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		97	97,134
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		10	9,577
Series 2014-S2, Class R, 1.43%, 11/16/18-12/17/19 (a)		124	124,508
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		34	33,921
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35 (b)		9	8,741
Scholar Funding Trust:
Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)		156	154,893
Series 2013-A, Class A, 0.84%, 1/30/45 (a)(b)		500	491,047
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.89%, 12/16/30 (b)		183	177,532
Series 2004-B, Class A2, 0.54%, 6/15/21-6/15/23 (b)		443	436,785
Series 2004-B, Class A3, 0.67%, 3/15/24 (b)		225	206,951
Series 2005-B, Class A2, 0.52%, 3/15/23 (b)		67	66,176
Series 2006-A, Class A4, 0.53%, 12/15/23 (b)		528	522,153
Series 2006-C, Class A4, 0.51%, 3/15/23 (b)		63	62,730

Asset-Backed Securities		Par (000)	Value
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.71%, 1/15/43 (a)(b)	USD	950	$1,004,237
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		100	104,974
Series 2011-B, Class A3, 2.46%, 6/16/42 (a)(b)		400	421,165
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		185	196,261
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		300	321,491
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		1,695	1,691,605
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		500	508,075
SoFi Professional Loan Program LLC:
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)		84	83,828
Series 2015-B, Class A1, 1.24%, 4/25/35 (a)(b)		95	93,272
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		152	151,576
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.49%, 11/25/35 (b)		105	104,386
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		472	472,279
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		390	397,926
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		320	321,178
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.69%, 9/25/34 (b)		67	56,995
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (b)		120	110,730
SWAY Residential Trust, Series 2014-1, Class A, 1.51%, 1/17/20 (a)(b)		257	253,778
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.59%, 10/15/25 (a)(b)		380	376,651
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.38%, 9/15/23		410	412,239
TICP CLO III Ltd., Series 2014-3A, Class B1, 2.64%, 1/20/27 (a)(b)		250	249,262
U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)		90	90,326
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.89%, 1/15/26 (a)(b)		250	249,081
Voya CLO Ltd., Series 2012-2RA, Class BR, 2.24%, 10/15/22 (a)(b)		250	248,883
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.32%, 7/25/37 (a)(b)		38	33,717
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.87%, 10/17/26 (a)(b)		515	515,155
Total Asset-Backed Securities — 4.4%			21,815,606

Common Stocks		Shares	Value
Aerospace & Defense — 0.7%
Raytheon Co.		31,090	3,396,893
Air Freight & Logistics — 0.7%
FedEx Corp.		25,640	3,691,647
Airlines — 1.3%
Southwest Airlines Co.		122,500	4,659,900

2	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks	Shares	Value
Airlines (continued)
United Continental Holdings, Inc. (d)	33,500	$1,777,175

		6,437,075
Auto Components — 1.2%
Goodyear Tire & Rubber Co.	46,300	1,357,979
Lear Corp.	41,300	4,492,614

		5,850,593
Banks — 7.0%
Bank of America Corp.	425,115	6,623,292
Citigroup, Inc.	143,793	7,133,571
JPMorgan Chase & Co.	156,990	9,571,680
SunTrust Banks, Inc.	105,150	4,020,936
U.S. Bancorp	176,650	7,244,417

		34,593,896
Beverages — 1.2%
Dr. Pepper Snapple Group, Inc.	47,000	3,715,350
Molson Coors Brewing Co., Class B	28,600	2,374,372

		6,089,722
Biotechnology — 1.4%
Amgen, Inc.	36,310	5,022,399
Gilead Sciences, Inc.	18,600	1,826,334

		6,848,733
Building Products — 0.3%
Owens Corning	34,800	1,458,468
Capital Markets — 1.1%
Goldman Sachs Group, Inc.	29,750	5,169,360
Chemicals — 0.4%
Dow Chemical Co.	50,500	2,141,200
Communications Equipment — 1.7%
Brocade Communications Systems, Inc.	225,203	2,337,607
Cisco Systems, Inc.	237,270	6,228,337

		8,565,944
Construction & Engineering — 0.6%
AECOM (d)	105,930	2,914,134
Consumer Finance — 0.6%
Discover Financial Services	11,750	610,883
SLM Corp. (d)	289,080	2,139,192

		2,750,075
Containers & Packaging — 0.3%
Packaging Corp. of America	24,675	1,484,448
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	18,100	739,566
Zebra Technologies Corp., Class A	6,977	534,089

		1,273,655
Energy Equipment & Services — 1.4%
Atwood Oceanics, Inc.	77,800	1,152,218
Schlumberger Ltd.	72,540	5,003,084
Weatherford International PLC (d)	80,580	683,318

		6,838,620
Food & Staples Retailing — 2.0%
CVS Health Corp.	95,675	9,230,724
Kroger Co.	10,020	361,421

		9,592,145
Food Products — 0.4%
Pilgrim’s Pride Corp.	25,100	521,578
Tyson Foods, Inc., Class A	35,500	1,530,050

		2,051,628

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	4,440	$297,214
Health Care Providers & Services — 7.4%
Aetna, Inc.	65,680	7,186,049
Centene Corp. (d)	50,800	2,754,884
Cigna Corp.	47,200	6,372,944
Express Scripts Holding Co. (d)	11,200	906,752
Humana, Inc.	17,100	3,060,900
Laboratory Corp. of America Holdings (d)	29,460	3,195,526
McKesson Corp.	16,480	3,049,294
UnitedHealth Group, Inc.	46,420	5,385,184
Universal Health Services, Inc., Class B	34,057	4,250,654

		36,162,187
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	125,404	6,232,579
Las Vegas Sands Corp.	21,900	831,543

		7,064,122
Household Durables — 0.7%
DR Horton, Inc.	33,745	990,753
Lennar Corp., Class A	21,420	1,030,945
NVR, Inc. (d)	410	625,340
Toll Brothers, Inc. (d)	17,868	611,800

		3,258,838
Industrial Conglomerates — 0.3%
3M Co.	11,625	1,648,076
Insurance — 2.2%
American International Group, Inc.	135,550	7,701,951
Travelers Cos., Inc.	31,175	3,102,848

		10,804,799
Internet & Catalog Retail — 0.6%
Priceline Group, Inc. (d)	2,440	3,017,938
Internet Software & Services — 2.7%
Facebook, Inc., Class A (d)	43,500	3,910,650
Google, Inc., Class A (d)	7,380	4,711,171
Google, Inc., Class C (d)	7,511	4,569,843

		13,191,664
IT Services — 3.5%
Amdocs Ltd.	46,531	2,646,683
Cognizant Technology Solutions Corp., Class A (d)	80,700	5,052,627
DST Systems, Inc.	15,186	1,596,656
MasterCard, Inc., Class A	65,770	5,927,192
Total System Services, Inc.	48,129	2,186,500

		17,409,658
Machinery — 0.2%
WABCO Holdings, Inc. (d)	9,920	1,039,914
Media — 2.2%
Comcast Corp., Class A	145,200	8,258,976
Omnicom Group, Inc.	17,800	1,173,020
Viacom, Inc., Class B	37,600	1,622,440

		11,054,436
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	46,800	1,973,088
Oil, Gas & Consumable Fuels — 2.0%
BP PLC — ADR	93,560	2,859,194
Exxon Mobil Corp.	13,940	1,036,439
Hess Corp.	9,162	458,650
PBF Energy, Inc., Class A	23,860	673,568
Suncor Energy, Inc.	114,730	3,065,586

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.		9,742	$947,312
Valero Energy Corp.		10,300	619,030

			9,659,779
Paper & Forest Products — 0.3%
Domtar Corp.		45,300	1,619,475
Pharmaceuticals — 1.7%
AstraZeneca PLC — ADR		37,800	1,202,796
Johnson & Johnson		11,200	1,045,520
Merck & Co., Inc.		14,086	695,708
Pfizer, Inc.		10,260	322,267
Teva Pharmaceutical Industries Ltd. — ADR		92,305	5,211,540

			8,477,831
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.		57,670	1,738,174
Micron Technology, Inc. (d)		138,070	2,068,289
NVIDIA Corp.		77,400	1,907,910

			5,714,373
Software — 1.8%
Activision Blizzard, Inc.		89,500	2,764,655
Microsoft Corp.		88,910	3,935,157
Oracle Corp.		62,430	2,254,972

			8,954,784
Specialty Retail — 3.4%
Home Depot, Inc.		53,100	6,132,519
Lowe’s Cos., Inc.		116,100	8,001,612
Ross Stores, Inc.		49,796	2,413,612

			16,547,743
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.		72,040	7,946,012
EMC Corp.		43,100	1,041,296
Western Digital Corp.		53,840	4,277,050

			13,264,358
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc.		14,500	810,260
Tobacco — 1.2%
Altria Group, Inc.		105,843	5,757,859
Total Common Stocks — 58.8%			288,876,632

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Lockheed Martin Corp.:
3.60%, 3/01/35	USD	53	48,637
4.07%, 12/15/42		50	47,318
Northrop Grumman Corp., 3.85%, 4/15/45		139	125,096
Raytheon Co., 3.15%, 12/15/24		25	25,269
United Technologies Corp., 4.15%, 5/15/45		65	63,070

			309,390
Air Freight & Logistics — 0.0%
FedEx Corp.:
4.90%, 1/15/34		128	133,307
3.90%, 2/01/35		11	10,113
4.10%, 2/01/45		55	49,820

			193,240
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		91	88,725

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27	USD	236	$231,398
Southwest Airlines Co., 2.75%, 11/06/19		45	45,854
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		64	62,881
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		19	19,000

			447,858
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		80	78,333
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		48	48,150
4.88%, 3/15/19		65	65,097
6.00%, 8/01/20		80	82,200

			273,780
Automobiles — 0.1%
Daimler Finance North America LLC:
2.25%, 3/02/20 (a)		191	185,336
2.45%, 5/18/20 (a)		184	179,868

			365,204
Banks — 2.0%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		297	298,308
Bank of America Corp.:
2.25%, 4/21/20		492	484,734
3.30%, 1/11/23		230	228,241
4.00%, 1/22/25		217	212,674
3.95%, 4/21/25		186	180,947
3.88%, 8/01/25		400	405,556
4.88%, 4/01/44		28	29,066
Bank of Nova Scotia:
1.30%, 7/21/17		383	383,424
2.80%, 7/21/21		473	477,713
Barclays PLC:
2.75%, 11/08/19		200	201,299
2.88%, 6/08/20		200	199,979
BB&T Corp., 2.45%, 1/15/20		112	113,061
Citigroup, Inc.:
1.80%, 2/05/18		205	204,801
2.50%, 9/26/18		208	210,762
2.50%, 7/29/19		285	286,802
2.40%, 2/18/20		400	398,060
3.50%, 5/15/23		126	122,660
3.88%, 3/26/25		140	136,054
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.38%, 8/04/25		250	250,179
Danske Bank A/S, 2.75%, 9/17/20 (a)		205	206,601
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		760	748,600
HSBC USA, Inc.:
2.35%, 3/05/20		548	540,470
2.75%, 8/07/20		180	180,652
JPMorgan Chase & Co.:
1.35%, 2/15/17		231	231,300
2.20%, 10/22/19		111	110,449
2.75%, 6/23/20		359	362,072
3.88%, 9/10/24		310	307,038
3.90%, 7/15/25		571	581,576
4.25%, 10/01/27		105	104,570
KeyCorp., 2.90%, 9/15/20		80	80,598
Nordea Bank AB, 2.50%, 9/17/20 (a)		200	201,427
Royal Bank of Canada, 2.15%, 3/06/20		312	312,763

4	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Swedbank AB, 2.20%, 3/04/20 (a)	USD	318	$317,232
U.S. Bancorp, 2.95%, 7/15/22		208	206,930
Wells Fargo & Co.:
2.60%, 7/22/20		138	139,392
3.55%, 9/29/25		115	115,043
3.90%, 5/01/45		161	147,956

			9,718,989
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		46	39,492
Molson Coors Brewing Co., 5.00%, 5/01/42		31	27,334

			66,826
Biotechnology — 0.2%
Amgen, Inc.:
2.13%, 5/01/20		127	125,343
3.13%, 5/01/25		134	128,305
5.65%, 6/15/42		97	108,591
4.40%, 5/01/45		65	59,681
Baxalta, Inc., 4.00%, 6/23/25 (a)		54	54,084
Biogen, Inc.:
2.90%, 9/15/20		48	48,486
3.63%, 9/15/22		82	82,646
4.05%, 9/15/25		69	69,703
5.20%, 9/15/45		53	53,480
Celgene Corp.:
2.25%, 5/15/19		108	109,161
3.25%, 8/15/22		116	116,183
Gilead Sciences, Inc.:
2.35%, 2/01/20		25	25,179
3.65%, 3/01/26		25	25,116
4.60%, 9/01/35		29	29,025
4.50%, 2/01/45		60	57,663
4.75%, 3/01/46		23	23,106

			1,115,752
Building Products — 0.1%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		244	246,440
Capital Markets — 0.7%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		172	173,538
3.00%, 2/24/25		179	175,953
Credit Suisse, 3.00%, 10/29/21		250	250,515
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)		250	249,301
Deutsche Bank AG, 1.88%, 2/13/18		130	129,641
Goldman Sachs Group, Inc.:
3.63%, 2/07/16		109	110,044
2.63%, 1/31/19		297	300,677
2.60%, 4/23/20		144	144,392
2.75%, 9/15/20		71	71,362
3.50%, 1/23/25		94	92,511
3.75%, 5/22/25		531	532,102
4.80%, 7/08/44		51	51,699
Jefferies Group LLC, 6.50%, 1/20/43		30	28,481
Morgan Stanley:
2.80%, 6/16/20		243	244,375
3.75%, 2/25/23		164	167,974
3.70%, 10/23/24		179	179,854
4.00%, 7/23/25		251	256,520
4.30%, 1/27/45		157	149,209

			3,308,148

Corporate Bonds		Par (000)	Value
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35	USD	55	$48,565
Dow Chemical Co.:
4.38%, 11/15/42		32	27,922
4.63%, 10/01/44		43	38,896
Eastman Chemical Co., 4.80%, 9/01/42		58	56,025
Ecolab, Inc., 2.25%, 1/12/20		67	67,108
Huntsman International LLC, 5.13%, 11/15/22 (a)		80	68,600
Monsanto Co., 3.60%, 7/15/42		87	69,746
Sherwin-Williams Co., 4.00%, 12/15/42		26	24,787

			401,649
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		175	174,841
Republic Services, Inc., 3.20%, 3/15/25		142	138,127
Waste Management, Inc.:
3.13%, 3/01/25		54	52,864
3.90%, 3/01/35		62	58,417

			424,249
Communications Equipment — 0.0%
Cisco Systems, Inc., 2.13%, 3/01/19		38	38,477
Harris Corp., 2.70%, 4/27/20		39	38,590
Juniper Networks, Inc., 3.30%, 6/15/20		79	80,192

			157,259
Consumer Finance — 0.8%
Ally Financial, Inc.:
4.13%, 2/13/22		200	192,750
5.13%, 9/30/24		180	177,750
American Express Credit Corp.:
1.13%, 6/05/17		311	309,424
2.25%, 8/15/19		179	179,627
2.38%, 5/26/20		297	296,848
Capital One N.A., 2.95%, 7/23/21		263	260,322
Discover Bank, 3.10%, 6/04/20		250	252,420
Discover Financial Services, 3.75%, 3/04/25		59	57,138
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		500	496,651
2.15%, 1/09/18		200	199,319
4.25%, 9/20/22		213	219,611
General Motors Financial Co., Inc.:
2.75%, 5/15/16		211	212,293
2.63%, 7/10/17		250	250,579
4.75%, 8/15/17		260	269,878
3.45%, 4/10/22		105	100,998
4.00%, 1/15/25		180	170,460
Synchrony Financial:
2.70%, 2/03/20		52	51,412
4.50%, 7/23/25		112	112,877
Toyota Motor Credit Corp., 2.75%, 5/17/21		185	188,377

			3,998,734
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc., 6.88%, 2/15/21		320	331,232
Diversified Financial Services — 0.3%
BP Capital Markets PLC, 2.24%, 5/10/19		221	222,634
General Electric Capital Corp.:
3.15%, 9/07/22		169	174,126
3.10%, 1/09/23		231	236,190
Moody’s Corp., 4.50%, 9/01/22		85	89,572
Shell International Finance BV:
2.13%, 5/11/20		273	273,283

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
4.13%, 5/11/35	USD	245	$238,335
3.63%, 8/21/42		46	40,596
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		35	31,659

			1,306,395
Diversified Telecommunication Services — 0.5%
AT&T Inc.:
2.38%, 11/27/18		91	91,967
2.30%, 3/11/19		115	115,408
2.45%, 6/30/20		225	221,532
3.88%, 8/15/21		133	138,130
3.00%, 6/30/22		223	217,560
3.40%, 5/15/25		243	231,943
4.30%, 12/15/42		127	109,138
4.75%, 5/15/46		54	49,480
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		80	66,000
Level 3 Financing, Inc., 5.38%, 8/15/22		120	116,700
Orange SA, 5.50%, 2/06/44		61	66,448
Verizon Communications, Inc.:
2.63%, 2/21/20		297	297,881
3.45%, 3/15/21		239	244,731
5.05%, 3/15/34		60	59,861
4.40%, 11/01/34		304	282,859
3.85%, 11/01/42		238	197,341
4.86%, 8/21/46		138	129,404

			2,636,383
Electric Utilities — 0.4%
Alabama Power Co., 2.80%, 4/01/25		24	23,100
Commonwealth Edison Co., 4.70%, 1/15/44		87	92,130
Duke Energy Carolinas LLC:
4.25%, 12/15/41		128	130,416
3.75%, 6/01/45		59	55,837
Duke Energy Corp.:
3.05%, 8/15/22		7	6,962
3.75%, 4/15/24		35	36,034
Duke Energy Florida LLC, 3.85%, 11/15/42		59	56,299
Entergy Arkansas, Inc., 3.70%, 6/01/24		212	217,892
Exelon Corp., 2.85%, 6/15/20		83	83,727
Florida Power & Light Co., 3.80%, 12/15/42		46	43,884
Georgia Power Co., 3.00%, 4/15/16		371	375,383
PacifiCorp.:
3.60%, 4/01/24		275	284,150
3.35%, 7/01/25		236	239,660
Progress Energy, Inc., 4.88%, 12/01/19		20	21,916
Public Service Co. of Colorado, 2.50%, 3/15/23		110	107,026
Puget Sound Energy, Inc., 4.30%, 5/20/45		123	125,778
Southern California Edison Co., 1.25%, 11/01/17		49	48,752
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		182	182,826

			2,131,772
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		95	94,349
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23		80	80,583
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		22	15,219
Transocean, Inc., 6.80%, 3/15/38		30	18,600

			33,819

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.1%
CVS Health Corp.:
4.00%, 12/05/23	USD	89	$94,292
4.88%, 7/20/35		213	223,495
5.30%, 12/05/43		36	39,720
Sysco Corp., 2.60%, 10/01/20		59	59,050
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		62	61,250
4.00%, 4/11/43		31	30,130

			507,937
Food Products — 0.0%
Kraft Foods Group, Inc., 6.88%, 1/26/39		36	44,752
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 2.55%, 3/15/22		205	202,511
Becton Dickinson and Co.:
1.45%, 5/15/17		102	101,813
1.80%, 12/15/17		35	35,153
2.68%, 12/15/19		149	150,667
3.13%, 11/08/21		64	64,439
4.69%, 12/15/44		20	20,017
Boston Scientific Corp.:
2.65%, 10/01/18		101	102,232
2.85%, 5/15/20		119	118,974
3.85%, 5/15/25		132	129,835
Medtronic, Inc.:
2.50%, 3/15/20		92	93,239
3.13%, 3/15/22		88	89,574
3.63%, 3/15/24		110	112,942
4.63%, 3/15/44		134	138,334
4.63%, 3/15/45		74	76,301
St. Jude Medical, Inc.:
2.80%, 9/15/20		82	82,475
3.88%, 9/15/25		27	27,385
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		46	45,044
4.25%, 8/15/35		106	99,221

			1,690,156
Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.50%, 5/15/42		65	63,553
4.13%, 11/07/42		32	29,508
AmerisourceBergen Corp.:
1.15%, 5/15/17		129	128,495
3.25%, 3/01/25		31	30,150
4.25%, 3/01/45		31	28,957
Anthem, Inc.:
1.88%, 1/15/18		287	287,112
2.30%, 7/15/18		396	397,678
Series A, 3.70%, 8/15/21		122	125,759
3.30%, 1/15/23		193	190,990
4.65%, 8/15/44		54	52,196
Cigna Corp., 3.25%, 4/15/25		212	205,265
Express Scripts Holding Co.:
1.25%, 6/02/17		98	97,698
3.90%, 2/15/22		66	68,021
HCA, Inc.:
5.38%, 2/01/25		200	198,000
5.25%, 4/15/25		180	183,825
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		85	85,262
UnitedHealth Group, Inc.:
2.70%, 7/15/20		48	49,115

6	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
2.88%, 12/15/21	USD	98	$99,481
3.35%, 7/15/22		47	48,509
4.63%, 7/15/35		20	21,103
3.95%, 10/15/42		117	110,234

			2,500,911
Hotels, Restaurants & Leisure — 0.0%
Marriott International, Inc., 2.88%, 3/01/21		134	134,574
McDonald’s Corp., 4.60%, 5/26/45		31	30,894

			165,468
Household Durables — 0.0%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		210	211,849
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		187	187,877
2.65%, 3/01/25		40	38,942

			226,819
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		152	147,930
General Electric Co., 4.50%, 3/11/44		194	201,042

			348,972
Insurance — 0.5%
Aflac, Inc., 3.63%, 6/15/23		52	53,359
Allstate Corp., 3.15%, 6/15/23		62	62,642
American International Group, Inc.:
3.38%, 8/15/20		119	124,186
3.75%, 7/10/25		79	80,227
3.88%, 1/15/35		62	57,032
4.50%, 7/16/44		61	59,896
4.38%, 1/15/55		53	48,240
Aon PLC, 4.75%, 5/15/45		24	23,503
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		43	41,423
Lincoln National Corp., 3.35%, 3/09/25		31	30,468
Loews Corp., 2.63%, 5/15/23		62	59,594
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		19	19,105
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		220	224,079
MetLife, Inc., 4.05%, 3/01/45		133	124,319
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		646	647,509
2.30%, 4/10/19 (a)		330	333,679
Prudential Financial, Inc., 4.60%, 5/15/44		171	172,457
Travelers Cos., Inc., 4.60%, 8/01/43		109	113,731
XLIT Ltd., 2.30%, 12/15/18		99	99,916

			2,375,365
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 2.60%, 12/05/19		147	150,637
IT Services — 0.1%
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		205	204,738
3.60%, 10/15/20 (a)		181	180,949
MasterCard, Inc., 3.38%, 4/01/24		131	133,915

			519,602
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		94	94,263
Machinery — 0.1%
Caterpillar, Inc., 4.75%, 5/15/64		127	127,666

Corporate Bonds		Par (000)	Value
Machinery (continued)
John Deere Capital Corp., 3.35%, 6/12/24	USD	149	$150,561
Schaeffler Holding Finance BV, 6.75%, 11/15/22 (a)		200	215,000

			493,227
Media — 0.6%
21st Century Fox America, Inc.:
3.70%, 9/15/24		60	60,034
4.75%, 9/15/44		42	41,344
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		200	192,000
CBS Corp., 2.30%, 8/15/19		107	106,133
CCO Safari II LLC:
3.58%, 7/23/20 (a)		56	55,587
4.46%, 7/23/22 (a)		275	275,145
6.38%, 10/23/35 (a)		116	117,363
Comcast Corp.:
3.38%, 8/15/25		306	308,353
4.40%, 8/15/35		161	162,028
4.60%, 8/15/45		54	55,199
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		245	262,018
6.38%, 3/01/41		45	48,213
Discovery Communications LLC, 3.45%, 3/15/25		65	60,219
DISH DBS Corp., 5.00%, 3/15/23		80	67,000
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		72	72,607
3.75%, 2/15/23		60	58,841
NBCUniversal Media LLC, 4.45%, 1/15/43		87	86,640
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		75	75,068
Time Warner Cable, Inc.:
5.00%, 2/01/20		89	95,492
4.13%, 2/15/21		186	191,175
4.00%, 9/01/21		25	25,500
5.50%, 9/01/41		60	53,737
Time Warner, Inc.:
2.10%, 6/01/19		223	223,188
3.60%, 7/15/25		124	121,421
4.65%, 6/01/44		146	139,303
Viacom, Inc.:
2.75%, 12/15/19		71	71,271
4.50%, 3/01/21		90	93,382

			3,118,261
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		145	113,100
5.40%, 11/14/34		74	51,777
Newmont Mining Corp., 3.50%, 3/15/22		86	77,189
Novelis, Inc., 8.75%, 12/15/20		420	404,334
Nucor Corp., 5.20%, 8/01/43		41	42,013
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		4	3,787

			692,200
Multiline Retail — 0.0%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		67	61,367
Target Corp.:
3.50%, 7/01/24		33	34,451
4.00%, 7/01/42		63	61,968

			157,786

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20	USD	57	$57,204
3.50%, 2/01/25		57	57,319
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		55	58,271
CMS Energy Corp., 3.88%, 3/01/24		183	187,426
Consumers Energy Co., 3.95%, 5/15/43		46	45,179
Dominion Resources, Inc.:
1.95%, 8/15/16		171	172,158
2.50%, 12/01/19		142	142,876
DTE Electric Co., 3.95%, 6/15/42		59	57,581
DTE Energy Co.:
2.40%, 12/01/19		41	41,254
3.50%, 6/01/24		160	162,421
NiSource Finance Corp., 3.85%, 2/15/23		103	106,856
Pacific Gas & Electric Co.:
4.75%, 2/15/44		60	63,169
4.30%, 3/15/45		46	45,619
PG&E Corp., 2.40%, 3/01/19		92	92,626
Sempra Energy, 2.88%, 10/01/22		45	44,130
Virginia Electric & Power Co.:
3.45%, 2/15/24		60	61,272
4.45%, 2/15/44		46	48,172
4.20%, 5/15/45		98	98,388

			1,541,921
Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		61	77,765
4.50%, 7/15/44		61	54,259
California Resources Corp., 6.00%, 11/15/24		80	47,650
Chevron Corp.:
2.19%, 11/15/19		36	36,389
1.96%, 3/03/20		273	271,859
CONSOL Energy, Inc., 5.88%, 4/15/22		80	53,800
Continental Resources, Inc.:
3.80%, 6/01/24		62	50,288
4.90%, 6/01/44		71	50,759
Devon Energy Corp., 5.60%, 7/15/41		65	62,801
Energy Transfer Partners LP:
4.15%, 10/01/20		68	68,783
4.65%, 6/01/21		119	118,829
4.90%, 3/15/35		69	55,736
6.63%, 10/15/36		48	45,668
5.15%, 2/01/43		60	47,248
Enterprise Products Operating LLC:
3.90%, 2/15/24		67	65,781
3.70%, 2/15/26		175	165,366
4.45%, 2/15/43		175	149,105
Exxon Mobil Corp., 1.82%, 3/15/19		296	298,469
Halcon Resources Corp., 8.63%, 2/01/20 (a)		80	66,500
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		335	320,344
3.95%, 9/01/22		100	93,906
5.63%, 9/01/41		30	24,679
4.70%, 11/01/42		92	69,307
Kinder Morgan, Inc., 3.05%, 12/01/19		40	39,273
Laredo Petroleum, Inc., 7.38%, 5/01/22		15	14,513
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		220	56,100
Marathon Petroleum Corp., 4.75%, 9/15/44		35	31,109
MEG Energy Corp.:
6.50%, 3/15/21 (a)		20	16,400
7.00%, 3/31/24 (a)		180	143,100
Peabody Energy Corp., 6.00%, 11/15/18		33	8,580
Phillips 66, 4.88%, 11/15/44		48	45,933

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	USD	223	$204,576
5.15%, 6/01/42		48	44,457
4.90%, 2/15/45		54	48,227
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		121	118,138
Spectra Energy Partners LP, 3.50%, 3/15/25		186	173,658
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		129	112,145
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		59	59,267
2.50%, 8/01/22		70	65,785
4.63%, 3/01/34		122	116,785
Valero Energy Corp., 3.65%, 3/15/25		239	229,541
Western Gas Partners LP, 4.00%, 7/01/22		98	94,843
Williams Partners LP:
4.00%, 11/15/21		165	158,497
4.50%, 11/15/23		34	31,867
4.90%, 1/15/45		43	32,019

			4,140,104
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	62,262
4.80%, 6/15/44		96	88,900

			151,162
Pharmaceuticals — 0.5%
AbbVie, Inc.:
2.50%, 5/14/20		180	179,006
2.90%, 11/06/22		135	131,533
4.50%, 5/14/35		82	79,155
4.40%, 11/06/42		106	96,859
Actavis Funding SCS:
2.35%, 3/12/18		275	276,094
3.00%, 3/12/20		542	542,475
Bristol-Myers Squibb Co., 4.50%, 3/01/44		66	69,852
Eli Lilly & Co.:
2.75%, 6/01/25		21	20,676
3.70%, 3/01/45		49	46,136
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		80	76,900
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		95	94,836
Mylan, Inc., 3.13%, 1/15/23 (a)		67	64,385
Novartis Capital Corp., 4.40%, 4/24/20		145	160,527
Pfizer, Inc.:
4.30%, 6/15/43		57	56,452
4.40%, 5/15/44		48	48,222
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		200	204,627
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		56	56,680
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (a)		171	162,877
Zoetis, Inc., 3.25%, 2/01/23		57	54,743

			2,422,035
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.45%, 9/15/21		82	82,370
3.50%, 1/31/23		19	18,305
5.00%, 2/15/24		19	19,962
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		80	68,400
ERP Operating LP, 3.38%, 6/01/25		59	58,187
HCP, Inc., 4.00%, 6/01/25		126	123,447

8	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)	USD	50	$47,585
Simon Property Group LP:
3.38%, 10/01/24		89	89,552
4.25%, 10/01/44		77	74,775
Ventas Realty LP:
3.75%, 5/01/24		95	94,464
4.13%, 1/15/26		78	78,624

			755,671
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		74	72,874
4.15%, 4/01/45		36	33,541
Canadian Pacific Railway Co.:
4.80%, 9/15/35		18	18,335
6.13%, 9/15/15		40	42,013
CSX Corp., 4.10%, 3/15/44		48	43,950
Norfolk Southern Corp., 4.45%, 6/15/45		62	59,908
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		76	74,278
Ryder System, Inc., 2.45%, 9/03/19		91	91,278
Union Pacific Corp.:
3.38%, 2/01/35		34	30,937
3.88%, 2/01/55		141	126,723
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		157	156,431

			750,268
Semiconductors & Semiconductor Equipment — 0.0%
Applied Materials, Inc.:
2.63%, 10/01/20		67	67,203
3.90%, 10/01/25		55	54,814

			122,017
Software — 0.2%
Adobe Systems, Inc., 3.25%, 2/01/25		59	57,883
Audatex North America, Inc., 6.13%, 11/01/23 (a)		80	80,400
First Data Corp., 8.75%, 1/15/22 (a)		190	198,550
Microsoft Corp., 3.50%, 2/12/35		162	150,634
Oracle Corp.:
2.80%, 7/08/21		366	371,093
3.25%, 5/15/30		178	167,389
4.38%, 5/15/55		70	65,175

			1,091,124
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		22	22,404
5.40%, 9/15/40		36	41,887
4.40%, 3/15/45		21	21,707
Lowe’s Cos., Inc.:
3.38%, 9/15/25		24	24,248
4.25%, 9/15/44		41	40,632
4.38%, 9/15/45		18	18,208
QVC, Inc.:
3.13%, 4/01/19		55	54,876
5.13%, 7/02/22		92	94,577

			318,539
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
2.10%, 5/06/19		221	224,420
2.00%, 5/06/20		425	426,776
3.45%, 2/09/45		44	37,249

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co., 3.75%, 12/01/20	USD	126	$130,272
Seagate HDD Cayman, 5.75%, 12/01/34 (a)		3	2,885

			821,602
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		89	89,946
2.85%, 8/09/22		55	53,736
4.25%, 8/09/42		37	34,203
Philip Morris International, Inc.:
1.13%, 8/21/17		183	182,942
4.13%, 3/04/43		59	55,835
4.88%, 11/15/43		91	96,372
Reynolds American, Inc.:
2.30%, 6/12/18		70	70,753
3.25%, 6/12/20		55	56,569
3.25%, 11/01/22		76	75,612
3.75%, 5/20/23 (a)		22	22,100
4.75%, 11/01/42		59	56,613

			794,681
Trading Companies & Distributors — 0.1%
GATX Corp., 2.60%, 3/30/20		67	66,090
HD Supply, Inc., 5.25%, 12/15/21 (a)		80	80,400
United Rentals North America, Inc.:
7.63%, 4/15/22		45	47,700
5.75%, 11/15/24		80	76,600

			270,790
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		480	484,762
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		560	587,608
Sprint Corp., 7.88%, 9/15/23		175	141,641
T-Mobile USA, Inc.:
6.63%, 4/28/21		65	65,163
6.73%, 4/28/22		60	59,850
6.84%, 4/28/23		20	19,800
Vodafone Group PLC, 2.50%, 9/26/22		67	62,131

			1,420,955
Total Corporate Bonds — 11.3%			55,541,125

Foreign Agency Obligations		Par (000)	Value
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		365	376,373

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		400	350,000
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		280	271,320
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	805	952,928
Indonesia — 0.0%
Republic of Indonesia:
8.38%, 3/15/34	IDR	360,000	21,308
6.63%, 2/17/37 (a)	USD	110	115,677

			136,985

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Foreign Government Obligations		Par (000)	Value
Mexico — 0.3%
United Mexican States:
4.75%, 6/14/18	MXN	7,360	$436,985
5.00%, 12/11/19		2,000	117,552
4.00%, 10/02/23	USD	745	758,783
8.00%, 12/07/23	MXN	3,000	199,982
6.05%, 1/11/40	USD	28	30,660

			1,543,962
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25		150	187,125
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19 (a)		260	274,300
Turkey — 0.1%
Republic of Turkey, 5.75%, 3/22/24		480	497,520
Total Foreign Government Obligations — 0.9%			4,214,140

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (e)		11,746	978,324
Utilities Select Sector SPDR Fund		25,900	1,121,211
Total Investment Companies — 0.4%			2,099,535

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.07%, 3/25/36 (b)	USD	90	66,568
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)		43	35,187
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		91	77,094
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		1,642	1,269,557
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,097	862,136
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)		62	51,998
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)		93	49,782
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		170	137,814
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 2A1, 2.78%, 8/27/46 (a)(b)		340	333,037
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		203	193,280
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.69%, 1/27/37 (a)(b)		36	56,321
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (b)		58	57,535
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 0.40%, 3/25/37 (b)		91	61,295

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.30%, 9/01/21 (a)(b)	USD	448	$446,054
Series 2014-2, Class A, 2.33%, 12/01/21 (a)(b)		319	314,786
Series 2015-1, Class A, 2.20%, 1/01/20 (a)(b)		109	107,829
Series 2015-3, Class A, 2.20%, 3/01/20 (a)(b)		286	281,847
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.41%, 2/25/46 (b)		216	97,709

			4,499,829
Commercial Mortgage-Backed Securities — 1.7%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		100	88,784
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	31,094
Series 2007-3, Class A1A, 5.73%, 6/10/49 (b)		326	344,155
Series 2007-3, Class A4, 5.73%, 6/10/49 (b)		261	273,102
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		60	61,810
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		130	137,429
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.41%, 2/15/28 (a)(b)		100	98,900
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		100	102,351
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.94%, 7/25/38 (a)(b)		150	149,070
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		270	280,997
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		54	57,260
Series 2007-PW17, Class A3, 5.74%, 6/11/50		18	17,584
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		130	129,767
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.61%, 12/15/27 (a)(b)		215	213,607
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class D, 4.60%, 4/10/46 (a)(b)		400	370,556
Series 2014-388G, Class A, 0.96%, 6/15/33 (a)(b)		273	270,987
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	258,893
Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		40	43,054
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		245	260,244
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)		140	135,529

10	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)	USD	130	$135,181
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		285	288,672
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		180	183,678
Series 2014-FL5, Class D, 4.21%, 10/15/31 (a)(b)		115	105,738
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		100	101,529
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.42%, 7/20/46 (b)		250	186,556
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		205	213,210
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		225	226,588
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		350	337,877
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		15	15,319
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		282	289,871
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		197	203,547
Series 2014-FL6, Class A, 1.61%, 11/15/31 (a)(b)		140	139,394
Series 2015-CSMO, Class D, 3.51%, 1/15/32 (a)(b)		100	99,136
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class AJ, 5.14%, 7/12/38 (b)		4	3,548
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		145	150,834
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.38%, 2/12/44 (b)		32	31,373
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	155,741
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(f)		116	112,530
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		63	62,384
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		123	121,968
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		858	877,990
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.26%, 4/15/32 (a)(b)		155	153,950
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		133	131,506
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		110	99,090
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)		87	86,774
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		20	20,295
Series 2006-WL7A, Class H, 0.61%, 9/15/21 (a)(b)		93	91,330
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		53	54,544

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 2.96%, 1/15/27 (a)(b)	USD	300	$293,448
Series 2015-C27, Class C, 3.89%, 2/15/48		47	43,773
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		59	59,433

			8,401,980
Interest Only Commercial Mortgage-Backed Securities — 0.3%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		4,250	215,747
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.89%, 1/10/46 (b)		2,427	176,829
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		2,522	20,832
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		1,000	43,830
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.78%, 2/10/46 (b)		3,126	276,485
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		998	72,446
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		537	36,716
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		997	69,794
WF-RBS Commercial Mortgage Trust:
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		1,100	70,870
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		1,381	104,297

			1,087,846
Total Non-Agency Mortgage-Backed Securities — 2.9%			13,989,655

Other Interests (g)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(h)		130	—
Lehman Brothers Holdings, Inc. (d)(h)		490	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)	Value
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (c)		246	245,526
Banks — 0.1%
Bank of America Corp., 6.10% (b)(i)		63	61,425
Citigroup, Inc.:
5.90% (b)(i)		55	53,625
Series Q, 5.95% (b)(i)		179	176,539
Series P, 5.95% (b)(i)		100	94,250
JPMorgan Chase & Co., 5.30% (b)(i)		75	73,687

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Capital Trusts		Par (000)	Value
Banks (continued)
Royal Bank of Scotland Group PLC, 7.50% (b)(i)	USD	200	$199,562

			659,088
Capital Markets — 0.0%
Goldman Sachs Group, Inc., 5.38% (b)(i)		87	84,988
State Street Capital Trust IV, 1.34%, 6/01/77 (b)		38	30,590

			115,578
Consumer Finance — 0.0%
Capital One Financial Corp., 5.55% (b)(i)		100	98,750
Insurance — 0.0%
MetLife, Inc., 5.25% (b)(i)		51	50,490
Total Capital Trusts — 0.2%			1,169,432

Preferred Stocks		Shares	Value
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		200,000	211,250
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)		10,000	48,500
Freddie Mac, Series Z, 0.05% (b)		10,000	49,000

			97,500
Total Preferred Stocks — 0.1%			308,750

Trust Preferreds
Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		16,773	430,898
Consumer Finance — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		10,500	268,065
Total Trust Preferreds — 0.2%			698,963
Total Preferred Securities — 0.5%			2,177,145

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, Series A, 5.00%, 1/01/44	USD	20	21,998
Bay Area Toll Authority RB:
7.04%, 4/01/50		45	61,697
5.00%, 10/01/54		145	158,228
Central Texas Turnpike System RB, 5.00%, 8/15/37		20	21,999
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/43		20	22,634
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		35	40,251
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		45	46,844
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		45	56,464
Colorado Health Facilities Authority RB, 5.25%, 1/01/45		20	21,769
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		90	98,369
Fremont Union High School District GO, 5.00%, 8/01/40		25	28,563

Taxable Municipal Bonds		Par (000)	Value
Hillsborough County Aviation Authority RB, 5.00%, 10/01/44	USD	35	$38,796
Los Angeles Community College District GO, 6.60%, 8/01/42		50	67,305
Los Angeles Unified School District GO, 6.76%, 7/01/34		60	78,894
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 7/01/39		25	27,234
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		145	155,395
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		55	71,976
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	52,742
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	91,263
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		30	34,399
New York City Water & Sewer System RB:
5.38%, 6/15/43		215	249,772
5.50%, 6/15/43		255	298,493
5.88%, 6/15/44		50	63,845
New York State Dormitory Authority RB, 5.39%, 3/15/40		50	60,052
New York State Thruway Authority RB, 5.00%, 1/01/31		35	40,342
North Dakota Public Finance Authority RB, 5.00%, 6/01/45		35	38,970
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		50	53,251
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		85	92,277
South Carolina State Public Service Authority RB, 5.00%, 12/01/46		65	70,806
State of California GO, 7.60%, 11/01/40		240	352,126
State of Illinois GO, 5.10%, 6/01/33		230	215,558
State of Minnesota GO, 5.00%, 8/01/32-8/01/35		55	65,506
University of California RB, 4.86%, 5/15/12		50	48,302
Total Taxable Municipal Bonds — 0.6%			2,846,120

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)		590	622,750
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)		134	135,265

			758,015
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		40	41,356
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)		5,009	58,815
Freddie Mac, Series K718, Class X1, 0.65%, 1/25/22		1,008	36,085
Ginnie Mae:
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		1,253	82,886

12	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-40, Class AI, 1.00%, 2/16/39	USD	469	$13,329
Series 2014-52, Class AI, 0.83%, 8/16/41		357	10,028

			201,143
Mortgage-Backed Securities — 21.7%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)		112	118,435
2.50%, 4/01/30-10/01/30 (j)		1,758	1,793,443
3.00%, 4/01/29-10/01/45 (b)(j)		11,974	12,262,513
3.14%, 3/01/41 (b)		81	86,167
3.16%, 12/01/40 (b)		119	125,393
3.35%, 6/01/41 (b)		138	146,061
3.50%, 7/01/26-10/01/45 (j)		26,832	28,115,746
3.52%, 9/01/41 (b)		106	112,330
4.00%, 2/01/25-10/01/45 (j)		7,704	8,242,878
4.50%, 2/01/25-10/01/45 (j)		5,577	6,009,580
5.00%, 4/01/33-10/01/45 (j)		3,365	3,717,397
5.50%, 2/01/35-10/01/45 (j)		1,924	2,157,134
6.00%, 12/01/27-10/01/45 (j)		1,456	1,648,209
6.50%, 5/01/40		452	516,501
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-10/01/30 (j)		997	1,017,522
3.00%, 1/01/30-8/01/43		3,757	3,834,442
3.02%, 2/01/41 (b)		101	108,102
3.50%, 4/01/42-10/01/45 (j)		7,794	8,123,227
4.00%, 4/01/44-10/01/45 (j)		5,900	6,285,006
4.50%, 2/01/39-10/01/45 (j)		2,296	2,490,469
5.00%, 8/01/40-10/01/45 (j)		1,087	1,195,073
5.50%, 6/01/41-10/01/45 (j)		460	510,009
6.00%, 1/01/34		191	218,405
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-10/15/45 (j)		3,056	3,122,147
3.50%, 12/15/42-10/15/45 (j)		4,475	4,698,227
4.00%, 9/20/40-10/15/45 (j)		4,577	4,886,295
4.50%, 12/20/39-2/15/42		2,566	2,787,943
5.00%, 12/15/38-10/15/45 (j)		1,431	1,575,381
5.50%, 10/15/45 (j)		700	782,756
7.50%, 3/15/32		5	6,034

			106,692,825
Total U.S. Government Sponsored Agency Securities — 21.9%			107,693,339

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 8/15/45 (k)		6,287	6,283,888
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		6,346	6,082,076
U.S. Treasury Notes:
0.63%, 9/30/17		1,540	1,539,278
1.00%, 9/15/18		7,965	7,983,256
1.38%, 8/31/20-9/30/20 (k)(l)		10,377	10,381,415
1.88%, 8/31/22		2,620	2,642,176
Total U.S. Treasury Obligations — 7.1%			34,912,089
Total Long-Term Investments (Cost — $496,468,349) — 108.9%			534,541,759

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.8% (m)
BNP Paribas Securities Corp., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $379,051, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 380,000 and $379,911, respectively)	USD	379	$ 379,050
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $3,695,763, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 3,719,000 and $3,699,341, respectively)		3,696	3,695,756
Total Short-Term Securities (Cost — $4,074,806) — 0.8%			4,074,806

Options Purchased			Value
(Cost — $22,808) — 0.0%			6,405
Total Investments Before Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $500,565,963*) — 109.7%			538,622,970

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (0.8)%
U.S. Treasury Notes:
1.38%, 9/30/20		380	(379,911)
2.00%, 8/15/25		3,719	(3,699,341)
Total Borrowed Bonds (Proceeds — $4,056,975) — (0.8)%			(4,079,252)

Investments Sold Short
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bonds, 3.00%, 5/15/45		50	(51,168)
Total Investments Sold Short (Proceeds — $51,063) — (0.0)%			(51,168)

Options Written
(Premiums Received — $ 171) — (0.0)%			(744)

TBA Sale Commitments (j)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30		200	(203,894)
3.00%, 10/01/30-10/01/45		5,505	(5,627,726)
3.50%, 10/01/30-10/01/45		19,734	(20,611,269)
4.00%, 10/01/30-10/01/45		3,227	(3,424,070)
4.50%, 10/01/45		1,845	(1,999,822)
5.00%, 10/01/45		2,800	(3,084,274)
5.50%, 10/01/45		1,200	(1,339,908)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

TBA Sale Commitments (j)		Par (000)	Value
6.00%, 10/01/45	USD	300	$(338,515)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/30-10/01/45		1,093	(1,112,567)
3.50%, 10/01/45		4,276	(4,449,045)
4.00%, 10/01/45		2,390	(2,544,164)
4.50%, 10/01/45		699	(756,449)
5.50%, 10/01/45		100	(110,867)
6.00%, 10/01/45		100	(112,523)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/45		400	(418,569)
4.00%, 10/15/45		1,255	(1,337,167)
4.50%, 10/15/45		52	(55,859)
Total TBA Sale Commitments (Proceeds — $47,320,658) — (9.7)%			(47,526,688)

Value
Total Investments Net of Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments — 99.2%	$486,965,118
Other Assets Less Liabilities — 0.8%	4,013,232

Net Assets — 100.0%	$490,978,350

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$501,768,506

Gross unrealized appreciation	$54,442,135
Gross unrealized depreciation	(17,587,671)

Net unrealized appreciation	$36,854,464

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Non-income producing security.

(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value Held at September 30, 2015	Income
iShares iBoxx $ High Yield Corporate Bond ETF	—	11,746	—	11,746	$978,324	$9,156

(f)	Zero-coupon bond.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,232,716	$ 5,073
BNP Paribas Securities Corp.	$(346,566)	$ (2,103)
Citigroup Global Markets, Inc.	$(2,282,777)	$ (8,299)
Credit Suisse Securities (USA) LLC	$(1,294,029)	$ (1,246)
Deutsche Bank Securities, Inc.	$(938,293)	$ (6,731)
Goldman Sachs & Co.	$(2,452,963)	$ 2,727
J.P. Morgan Securities LLC	$(96,790)	$ 5,066
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$211,463	$ (2,881)
Morgan Stanley & Co. LLC	$(883,094)	$ (4,877)
Nomura Securities International, Inc.	$(2,640,039)	$(15,694)
RBC Capital Markets, LLC	$(7,507,419)	$(49,297)
SG Americas Securities LLC	$(146)	$ 4
Wells Fargo Securities, LLC	$459,413	$ 2,367

(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(l)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(m)	Certain agreements have no stated maturity and can be terminated by either party at any time.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

14	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
J.P. Morgan Securities LLC	0.15%	9/30/15	Open	$1,605,000	$1,605,007
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	Open	10,712,000	10,712,060
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	Open	5,924,000	5,924,044
Total				$18,241,000	$18,241,111

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(89)	Euro Dollar Futures	December 2015	USD	22,157,663	$(31,119)
(7)	Euro-Bund	December 2015	USD	1,221,693	(22,232)
33	U.S. Treasury Bonds (30 Year)	December 2015	USD	5,192,344	(54,439)
69	U.S. Treasury Notes (10 Year)	December 2015	USD	8,882,672	91,760
81	U.S. Treasury Notes (2 Year)	December 2015	USD	17,741,531	8,932
35	U.S. Treasury Notes (5 Year)	December 2015	USD	4,218,047	21,421
15	U.S. Ultra Treasury Bonds	December 2015	USD	2,406,094	15,067
41	Euro Dollar Futures	September 2016	USD	10,169,025	11,219
(37)	Euro Dollar Futures	December 2016	USD	9,162,588	(44,119)
(4)	Euro Dollar Futures	September 2017	USD	986,800	(4,306)
Total					$ (7,816)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,117	MXN	2,038,147	Goldman Sachs International	10/13/15	$ 688
USD	874,115	EUR	792,000	UBS AG	10/20/15	(11,138)
USD	214,832	MXN	3,642,635	BNP Paribas S.A.	10/20/15	(270)
USD	137,451	MXN	2,190,000	BNP Paribas S.A.	10/20/15	8,128
USD	221,541	MXN	3,733,741	Goldman Sachs International	10/20/15	1,059
USD	38,471	MXN	619,208	Goldman Sachs International	10/20/15	1,906
USD	51,332	MXN	825,611	Goldman Sachs International	10/20/15	2,579
USD	62,479	MXN	1,005,181	Goldman Sachs International	10/20/15	3,122
USD	69,396	IDR	1,017,693,436	Standard Chartered Bank	11/13/15	1,296
USD	303,493	EUR	269,040	Goldman Sachs International	11/16/15	2,645
RUB	1,453,000	USD	21,526	Citibank N.A.	12/09/15	202
RUB	3,630,658	USD	53,080	HSBC Bank PLC	12/09/15	1,212
RUB	3,586,000	USD	51,163	Morgan Stanley & Co. International PLC	12/09/15	2,462
USD	6,495	RUB	447,516	Deutsche Bank AG	12/09/15	(197)
USD	120,305	RUB	8,438,929	JPMorgan Chase Bank N.A.	12/09/15	(5,889)
Total						$ 7,805

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	311,432	$2,171
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	1,570	4,234
Total									$6,405

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	311,432	$(744)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	3,150	$(16,647)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	695	$ (2,187)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	9,370	(57,881)
1.95%	3-month LIBOR	9/05/17[2]	9/05/19	USD	10,695	66,175
1.89%	3-month LIBOR	9/15/17[2]	9/15/19	USD	5,345	25,393
1.78%	3-month LIBOR	N/A	7/14/20	USD	380	(8,781)
2.13%	3-month LIBOR	N/A	8/25/25	USD	65	887
2.24%	3-month LIBOR	N/A	9/10/25	USD	100	(2,274)
2.71%	3-month LIBOR	9/05/17[2]	9/05/27	USD	2,395	(56,603)
2.67%	3-month LIBOR	9/15/17[2]	9/15/27	USD	1,205	(23,260)
Total						$(58,531)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	115	$1,623	$1,181	$ 442
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	209	6,865	1,742	5,123
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	209	7,701	2,621	5,080
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	110	3,707	3,070	637
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	450	(610)	(1,738)	1,128
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	260	(353)	(856)	503
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	190	6,404	2,266	4,138

16	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	60	$ 2,022	$ 1,707	$ 315
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	20	1,295	1,310	(15)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	30	1,967	1,790	177
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	20	1,308	1,341	(33)
Australia and New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	12/20/20	USD	1,155	(301)	(6,783)	6,482
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	128	(33)	(492)	459
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	117	(30)	(344)	314
Total						$31,565	$ 6,815	$24,750

OTC Credit Default Swaps – Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	145	$(36,932)	$ (3,384)	$ (33,548)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	25	(6,368)	(583)	(5,785)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	95	(5,433)	(3,155)	(2,278)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	45	(13,190)	(3,066)	(10,124)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	40	(11,725)	(2,573)	(9,152)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	35	(10,259)	(2,306)	(7,953)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	80	(2,223)	(3,092)	869
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	270	750	1,420	(670)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	209	(6,864)	(2,019)	(4,845)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	209	(7,701)	(2,802)	(4,899)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	61	(2,484)	(1,701)	(783)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	50	(2,035)	(1,394)	(641)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	208	(8,467)	(4,850)	(3,617)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	207	(8,427)	(3,472)	(4,955)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	109	(4,437)	(2,085)	(2,352)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	104	(4,234)	(2,103)	(2,131)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	104	(4,234)	(2,103)	(2,131)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	104	(4,234)	(2,003)	(2,231)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	206	(25,302)	(13,914)	(11,388)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	670	(8,663)	(62,257)	53,594
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB-	USD	1,320	(17,066)	(124,207)	107,141
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	120	(2,240)	(16,843)	14,603
Total							$(191,768)	$(258,492)	$ 66,724

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/16	BRL	2,954	$12,983	$52	$12,931

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,936	$(8,509)	$(34)	$(8,475)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	1,404	(3,872)	(8)	(3,864)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	367	(1,643)	(3)	(1,640)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	339	(1,261)	(4)	(1,257)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	2,490	1,145	69	1,076
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,716	(2,335)	19	(2,354)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,312	(351)	36	(387)
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	860	(209)	(11)	(198)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	770	2,884	(7)	2,891
14.71%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/16	BRL	1,114	(958)	—	(958)
15.00%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	7/01/16	BRL	1,157	(311)	(14)	(297)
13.61%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	1,441	(8,203)	11	(8,214)
14.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	1,633	(2,294)	(18)	(2,276)
13.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	993	(4,508)	5	(4,513)
13.57%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	799	(4,673)	6	(4,679)
14.15%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	444	(1,672)	—	(1,672)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	2,192	(541)	(10)	(531)
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	5/27/17	CNY	2,173	(583)	(2)	(581)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/07/17	CNY	1,115	(330)	2	(332)
2.29%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	7/07/17	CNY	1,120	(210)	2	(212)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/08/17	CNY	1,272	(333)	1	(334)
2.18%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/09/17	CNY	1,105	(556)	2	(558)
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	1,105	(761)	2	(763)
4.41%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/25/17	MXN	4,489	434	(23)	457
7.52%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/25/16[3]	8/25/17	ZAR	8,640	(81)	—	(81)
7.59%[2]	3-month JIBAR	Morgan Stanley Capital Services LLC	8/26/16[3]	8/26/17	ZAR	4,581	154	—	154
7.50%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/28/16[3]	8/28/17	ZAR	5,760	(174)	—	(174)
7.45%[2]	3-month JIBAR	Bank of America N.A.	8/29/16[3]	8/29/17	ZAR	8,640	(521)	—	(521)
7.59%[2]	3-month JIBAR	Citibank N.A.	9/05/16[3]	9/05/17	ZAR	3,402	60	—	60
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/17/17	MXN	1,237	113	7	106
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/16/18	MXN	1,297	(1,387)	(98)	(1,289)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	1,273	(47)	16	(63)

18	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	3/21/18	MXN	1,273	$ (84)	$ 16	$ (100)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	959	(152)	3	(155)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/14/18	MXN	1,470	184	4	180
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/15/19	MXN	1,024	240	11	229
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/18/19	MXN	970	266	3	263
1.87%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	227,835	1,975	(3)	1,978
1.84%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	148,670	1,138	(1)	1,139
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	8/07/20	KRW	46,470	483	(1)	484
1.91%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	8/07/20	KRW	122,908	1,276	(2)	1,278
4.55%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/11/20	MYR	445	173	7	166
4.34%[1]	3-month Malaysia Bumiputra	Bank of America N.A.	N/A	9/18/20	MYR	444	1,163	7	1,156
4.51%[1]	3-month Malaysia Bumiputra	Barclays Bank PLC	N/A	9/23/20	MYR	527	457	13	444
4.51%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/23/20	MYR	362	314	9	305
4.77%[1]	3-month Malaysia Bumiputra	Citibank N.A.	N/A	9/29/20	MYR	445	(708)	5	(713)
2.57%[2]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	20,376	—	20,376
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	253	11,775	6	11,769
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	116	(4,851)	(1)	(4,850)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	78	(3,489)	—	(3,489)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	56	(2,626)	(2)	(2,624)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	550	(59,630)	—	(59,630)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	(6,866)	—	(6,866)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	(7,729)	—	(7,729)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	1,459	(2,609)	(7)	(2,602)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	634	(1,113)	(3)	(1,110)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	940	2,330	13	2,317
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	649	(2,069)	(3)	(2,066)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	1,469	(4,651)	(6)	(4,645)
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	836	335	(14)	349
2.25%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	140,815	4,084	(2)	4,086
2.26%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	56,680	1,682	(1)	1,683
2.27%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/10/25	KRW	57,791	1,737	(3)	1,740
2.29%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/13/25	KRW	28,896	907	—	907

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.28%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/14/25	KRW	28,896	$ 884	$ —	$ 884
2.29%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	7/15/25	KRW	65,688	2,086	(1)	2,087
6.33%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	7/16/25	MXN	2,020	(280)	(10)	(270)
6.35%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/16/25	MXN	934	(67)	(5)	(62)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	1,010	(169)	(5)	(164)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	2,027	(383)	(10)	(373)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,026	261	5	256
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,026	261	5	256
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	3,807	1,018	18	1,000
6.44%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	8/27/25	MXN	1,054	373	(5)	378
6.47%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	8/28/25	MXN	1,054	510	(5)	515
Total							$(69,738)	$ 33	$(69,771)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

20	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$ 18,299,441	$ 3,516,165	$ 21,815,606
Common Stocks	$288,876,632	—	—	288,876,632
Corporate Bonds	—	55,541,125	—	55,541,125
Foreign Agency Obligations	—	376,373	—	376,373
Foreign Government Obligations	—	4,214,140	—	4,214,140
Investment Companies	2,099,535	—	—	2,099,535
Non-Agency Mortgage-Backed Securities	—	12,240,349	1,749,306	13,989,655
Other Interests	—	—	—	—
Preferred Securities	796,463	1,380,682	—	2,177,145
Taxable Municipal Bonds	—	2,846,120	—	2,846,120
U.S. Government Sponsored Agency Securities	—	107,693,339	—	107,693,339
U.S. Treasury Obligations	—	34,912,089	—	34,912,089
Short-Term Securities:
Borrowed Bond Agreements	—	4,074,806	—	4,074,806
Options Purchased:
Interest Rate Contracts	—	6,405	—	6,405
Liabilities:
Investments:
Borrowed Bonds	—	(4,079,252)	—	(4,079,252)
Investments Sold Short	—	(51,168)	—	(51,168)
TBA Sale Commitments	—	(47,526,688)	—	(47,526,688)

Total	$291,772,630	$189,927,761	$ 5,265,471	$486,965,862

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$201,005	—	$201,005
Foreign currency exchange contracts	—	25,299	—	25,299
Interest rate contracts	$148,399	166,355	—	314,754
Liabilities:
Credit contracts	—	(126,178)	—	(126,178)
Foreign currency exchange contracts	—	(17,494)	—	(17,494)
Interest rate contracts	(156,215)	(295,401)	—	(451,616)

Total	$(7,816)	$(46,414)	—	$(54,230)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,502,776	—	—	$5,502,776
Cash pledged for centrally cleared swaps	240,492	—	—	240,492
Foreign currency at value	289,212	—	—	289,212
Liabilities:
Reverse repurchase agreements	—	$(18,241,111)	—	(18,241,111)

Total	$6,032,480	$(18,241,111)	—	$(12,208,631)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	21

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$3,119,760	$1,876,711	$4,996,471
Transfers into Level 3	1,270,930	—	1,270,930
Transfers out of Level 3	(901,449)	(76,411)	(977,860)
Accrued discounts/premiums	1,271	(1,096)	175
Net realized gain (loss)	(3,619)	12,058	8,439
Net change in unrealized appreciation (depreciation)[1]	17,429	(14,531)	2,898
Purchases	1,118,446	713,894	1,832,340
Sales	(1,106,603)	(761,319)	(1,867,922)

Closing Balance, as of September 30, 2015	$3,516,165	$1,749,306	$5,265,471

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[1]	$12,892	$(14,243)	$(1,351)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.1%
Delta Air Lines, Inc.	35,212	$1,579,962
Auto Components — 1.2%
Delphi Automotive PLC	23,095	1,756,144
Beverages — 1.8%
Constellation Brands, Inc., Class A	20,382	2,552,030
Biotechnology — 7.6%
Biogen, Inc. (a)	13,695	3,996,338
Celgene Corp. (a)	14,965	1,618,764
United Therapeutics Corp. (a)(b)	30,412	3,991,271
Vertex Pharmaceuticals, Inc. (a)	14,074	1,465,666

		11,072,039
Chemicals — 2.6%
Ecolab, Inc.	13,225	1,451,047
Sherwin-Williams Co.	10,336	2,302,654

		3,753,701
Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B (a)	23,258	3,032,843
Moody’s Corp.	22,268	2,186,718

		5,219,561
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	16,889	2,441,643
CVS Health Corp.	24,269	2,341,473

		4,783,116
Food Products — 0.5%
Mead Johnson Nutrition Co.	10,114	712,026
Health Care Providers & Services — 4.6%
Humana, Inc.	15,510	2,776,290
UnitedHealth Group, Inc.	33,949	3,938,423

		6,714,713
Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	24,279	1,380,018
Internet & Catalog Retail — 8.8%
Amazon.com, Inc. (a)	10,113	5,176,744
Netflix Inc. (a)	40,549	4,187,090
TripAdvisor, Inc. (a)	54,831	3,455,450

		12,819,284
Internet Software & Services — 16.3%
Facebook, Inc., Class A (a)	102,749	9,237,135
Google, Inc., Class A (a)	14,805	9,451,068
LinkedIn Corp., Class A (a)	11,553	2,196,572
Tencent Holdings Ltd.	175,300	2,954,960

		23,839,735
IT Services — 8.1%
Alliance Data Systems Corp. (a)	13,681	3,543,105
MasterCard, Inc., Class A	23,246	2,094,929
Visa, Inc., Class A	89,323	6,222,240

		11,860,274
Life Sciences Tools & Services — 0.8%
Illumina, Inc. (a)	6,769	1,190,126
Media — 3.5%
Liberty Global PLC, Class A (a)	73,373	3,150,637
Walt Disney Co.	19,108	1,952,838

		5,103,475
Multiline Retail — 2.1%
Dollar General Corp.	42,962	3,112,167

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Concho Resources, Inc. (a)	12,486	$1,227,374
Pharmaceuticals — 7.7%
AbbVie, Inc.	56,575	3,078,246
Allergan PLC (a)	10,044	2,730,060
Perrigo Co. PLC	21,671	3,408,198
Valeant Pharmaceuticals International, Inc. (a)	11,557	2,061,538

		11,278,042
Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	33,610	2,650,821
Road & Rail — 2.4%
Union Pacific Corp.	38,997	3,447,725
Software — 5.8%
Mobileye NV (a)(b)	38,534	1,752,526
Salesforce.com, Inc. (a)	62,409	4,333,057
Splunk, Inc. (a)	14,517	803,516
Workday, Inc., Class A (a)	23,410	1,612,013

		8,501,112
Specialty Retail — 3.4%
Home Depot, Inc.	26,948	3,112,224
Restoration Hardware Holdings, Inc. (a)(b)	20,318	1,895,872

		5,008,096
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	42,583	4,696,905
Textiles, Apparel & Luxury Goods — 2.9%
Hanesbrands, Inc.	55,204	1,597,604
NIKE, Inc., Class B	21,917	2,695,133

		4,292,737
Total Common Stocks — 94.8%		138,551,183

Preferred Stocks
Software — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906) (a)(c)	188,076	2,012,413
Total Preferred Stocks — 1.4%		2,012,413
Total Long-Term Investments (Cost — $125,672,559) — 96.2%		140,563,596

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	6,639,536	6,639,536

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (d)(e)(f)	$ 5,884	5,884,090
Total Short-Term Securities (Cost — $12,523,626) — 8.6%		12,523,626
Total Investments (Cost — $138,196,185*) — 104.8%		153,087,222
Liabilities in Excess of Other Assets — (4.8)%		(6,993,736)

Net Assets — 100.0%		$146,093,486

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$138,447,066

Gross unrealized appreciation	$18,046,863
Gross unrealized depreciation	(3,406,707)

Net unrealized appreciation	$14,640,156

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,012,413 and an original cost of $1,152,906, which was 1.4% of its net assets.
(d)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	796,055	5,843,481	6,639,536	$1,131
BlackRock Liquidity Series, LLC, Money Market Series	$3,648,890	$2,235,200	$5,884,090	$7,108	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

24	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$1,579,962	—	—	$1,579,962
Auto Components	1,756,144	—	—	1,756,144
Beverages	2,552,030	—	—	2,552,030
Biotechnology	11,072,039	—	—	11,072,039
Chemicals	3,753,701	—	—	3,753,701
Diversified Financial Services	5,219,561	—	—	5,219,561
Food & Staples Retailing	4,783,116	—	—	4,783,116
Food Products	712,026	—	—	712,026
Health Care Providers & Services	6,714,713	—	—	6,714,713
Hotels, Restaurants & Leisure	1,380,018	—	—	1,380,018
Internet & Catalog Retail	12,819,284	—	—	12,819,284
Internet Software & Services	20,884,775	$2,954,960	—	23,839,735
IT Services	11,860,274	—	—	11,860,274
Life Sciences Tools & Services	1,190,126	—	—	1,190,126
Media	5,103,475	—	—	5,103,475
Multiline Retail	3,112,167	—	—	3,112,167
Oil, Gas & Consumable Fuels	1,227,374	—	—	1,227,374
Pharmaceuticals	11,278,042	—	—	11,278,042
Real Estate Investment Trusts (REITs)	2,650,821	—	—	2,650,821
Road & Rail	3,447,725	—	—	3,447,725
Software	8,501,112	—	—	8,501,112
Specialty Retail	5,008,096	—	—	5,008,096
Technology Hardware, Storage & Peripherals	4,696,905	—	—	4,696,905
Textiles, Apparel & Luxury Goods	4,292,737	—	—	4,292,737
Preferred Stock:
Software	—	—	$2,012,413	2,012,413
Short-Term Securities	6,639,536	5,884,090	—	12,523,626

Total	$142,235,759	$8,839,050	$2,012,413	$153,087,222

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $5,884,090 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2014	$1,423,735
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	588,678
Purchases	—
Sales	—
Closing Balance, as of September 30, 2015	$2,012,413

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$588,678

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	25

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$2,012,413	Market Comparable Companies	Projected Revenue Multiple[1]	21.0	x
			Compounded Annual Net Revenue Growth Rate[1]	94.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

26	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Healthscope Ltd.	115,551	$207,690
Mesoblast Ltd. (a)(b)	21,675	48,357
Wesfarmers Ltd.	249	6,883

		262,930
Belgium — 0.1%
Anheuser-Busch InBev NV	1,442	153,365
BHF Kleinwort Benson Group (a)	12,618	75,291
BHF Kleinwort Benson Group SA	5,827	34,734

		263,390
Brazil — 0.1%
BR Malls Participacoes SA	6,835	18,103
Cia Brasileira de Distribuicao, Preference Shares	3,478	43,733
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,230	21,521
Gerdau SA — ADR	35,333	48,406
MRV Engenharia e Participacoes SA	643	1,004
Petroleo Brasileiro SA — ADR (a)(b)	22,385	97,375
SLC Agricola SA	9,001	40,504

		270,646
Canada — 1.0%
Athabasca Oil Corp. (a)(b)	36,665	34,893
Barrick Gold Corp.	35,290	224,444
Brookfield Asset Management, Inc., Class A (b)	4,561	143,398
Cameco Corp.	18,527	225,474
Canadian National Railway Co.	2,221	126,064
Cenovus Energy, Inc.	30,427	461,478
Eldorado Gold Corp.	28,229	90,536
Enbridge, Inc.	515	19,122
First Quantum Minerals Ltd.	70,859	259,648
Goldcorp, Inc.	23,692	296,624
Platinum Group Metals Ltd. (a)	114,087	25,647
Platinum Group Metals Ltd. (a)(b)	70,039	16,109
Suncor Energy, Inc.	1,428	38,156
Suncor Energy, Inc.	899	24,043
Teck Resources Ltd.	13,292	63,447
Toronto-Dominion Bank	8,102	319,344
TransCanada Corp.	331	10,467

		2,378,894
China — 0.6%
Alibaba Group Holding Ltd. — ADR (a)(b)	5,724	337,544
Beijing Enterprises Holdings Ltd.	45,819	276,025

Common Stocks	Shares	Value
China (continued)
Brilliance China Automotive Holdings Ltd.	58,000	$68,953
CAR, Inc. (a)(b)	68,168	98,673
China Resources Land Ltd.	100,000	236,132
Dongfeng Motor Group Co. Ltd., Class H	33,800	42,421
Haitian International Holdings Ltd.	59,898	99,137
Lenovo Group Ltd.	14,000	11,835
SINA Corp. (a)	4,155	166,699
Zhongsheng Group Holdings Ltd. (b)	96,925	39,524

		1,376,943
Cyprus — 0.0%
Ocean Rig UDW, Inc.	5,959	12,693
Denmark — 0.0%
Novo Nordisk A/S, Class B	606	32,703
TDC A/S	2,782	14,348

		47,051
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(c)	8,444	52,775
France — 2.0%
Air Liquide SA	589	69,828
Airbus Group SE	7,845	464,584
Alcatel-Lucent (a)	6,658	24,566
Atos SE	2,631	202,237
AXA SA	14,878	361,224
BNP Paribas SA	4,084	240,443
Cie Generale des Etablissements Michelin	254	23,240
Danone SA	1,576	99,483
Dassault Aviation SA	229	262,040
Engie	9,998	161,773
L’Oreal SA	53	9,212
Orange SA	6,495	98,460
Renault SA	1,295	93,438
Safran SA	8,037	604,318
Sanofi	6,479	616,805
Schneider Electric SE	2,270	127,119
Société Générale SA	5,103	228,059
TOTAL SA	7,510	337,823
TOTAL SA — ADR	703	31,431
UBISOFT Entertainment (a)	10,260	208,242
Unibail-Rodamco SE	678	175,728
Worldline SA (a)	9,086	233,034

		4,673,087

Portfolio Abbreviations
ADR	American Depositary Receipts	IDR	Indonesian Rupiah	PCL	Public Company Limited
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	JSC	Joint Stock Company	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	KRW	Korean Won	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	LIBOR	London Interbank Offered Rate	TBA	To Be Announced
FTSE	Financial Times Stock Exchange	MXN	Mexican Peso	TWD	Taiwan New Dollar
GBP	British Pound	MYR	Malaysian Ringgit	USD	US Dollar
GDR	Global Depositary Receipts	NYSE	New York Stock Exchange	WIBOR	Warsaw Interbank Offered Rate
HUF	Hungarian Forint	OTC	Over-the-Counter

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Germany — 0.7%
BASF SE	2,166	$165,664
Bayer AG, Registered Shares	2,518	323,057
Bayerische Motoren Werke AG	1,676	146,220
Deutsche Bank AG, Registered Shares	7,689	207,506
Deutsche Post AG, Registered Shares	3,771	104,469
Deutsche Telekom AG, Registered Shares	14,602	259,939
Linde AG	610	99,079
RTL Group SA	270	23,276
SAP SE	328	21,249
Volkswagen AG	107	12,607
Volkswagen AG, Preference Shares	577	63,382
Vonovia SE (a)	3,474	111,815

		1,538,263
Hong Kong — 0.7%
AIA Group Ltd.	38,600	200,749
Chaoda Modern Agriculture Holdings Ltd. (a)	715,816	22,118
Haier Electronics Group Co. Ltd.	64,000	107,458
Sino Biopharmaceutical Ltd.	88,000	108,976
Sun Hung Kai Properties Ltd.	45,666	595,636
Wharf Holdings Ltd.	84,000	473,962

		1,508,899
India — 0.3%
Coal India Ltd.	18,702	93,532
Maruti Suzuki India Ltd.	2,835	203,111
Oil & Natural Gas Corp. Ltd.	47,481	166,297
Reliance Industries Ltd.	24,438	321,589

		784,529
Indonesia — 0.0%
Siloam International Hospitals Tbk PT	121,110	102,382
Ireland — 0.4%
King Digital Entertainment PLC (b)	23,408	316,944
Shire PLC	6,104	417,280
XL Group PLC	6,029	218,973

		953,197
Israel — 0.6%
Check Point Software Technologies Ltd. (a)(b)	635	50,375
Mobileye NV (b)	14,901	677,697
Teva Pharmaceutical Industries Ltd. — ADR	11,282	636,982

		1,365,054
Italy — 0.6%
Banco Popolare SC (a)	1,219	18,036
EI Towers SpA	5,903	363,017
Enel SpA	40,960	182,764
Eni SpA	1,537	24,178
Intesa Sanpaolo SpA	116,576	411,830
Rai Way SpA (c)	32,884	157,194
Telecom Italia SpA	24,611	25,241
Telecom Italia SpA (a)	18,539	22,846
UniCredit SpA	18,529	115,514
Unione di Banche Italiane ScpA	2,870	20,364

		1,340,984
Japan — 8.4%
Aisin Seiki Co. Ltd.	7,320	245,600
Ajinomoto Co., Inc.	2,000	42,176
Alpine Electronics, Inc.	1,300	14,247
Asahi Group Holdings Ltd.	3,900	126,529
Asahi Kasei Corp.	24,900	175,581
Astellas Pharma, Inc.	9,850	127,499
Autobacs Seven Co. Ltd.	600	9,962
Bandai Namco Holdings, Inc.	1,900	44,097
Bank of Yokohama Ltd.	7,000	42,546

Common Stocks	Shares	Value
Japan (continued)
Benesse Holdings, Inc.	300	$8,021
Bridgestone Corp.	12,800	442,959
Canon Marketing Japan, Inc.	900	13,314
Chiba Bank Ltd.	6,000	42,607
Chiyoda Corp.	2,000	13,667
Chubu Electric Power Co., Inc.	16,000	235,908
COMSYS Holdings Corp.	600	7,157
Daikin Industries Ltd.	4,300	241,170
Daikyo, Inc.	13,000	22,024
Daito Trust Construction Co. Ltd.	1,500	152,407
Dena Co. Ltd.	5,600	103,933
Denso Corp.	13,330	564,644
East Japan Railway Co.	6,627	558,428
Eisai Co. Ltd.	1,500	88,502
Electric Power Development Co. Ltd.	2,300	70,194
Exedy Corp.	600	13,311
FamilyMart Co. Ltd.	3,300	150,456
FANUC Corp.	1,100	169,223
Fuji Heavy Industries Ltd.	28,360	1,020,520
Futaba Industrial Co. Ltd.	7,970	28,791
Gree, Inc.	22,900	102,569
GS Yuasa Corp. (b)	25,000	94,370
GungHo Online Entertainment, Inc.	28,100	83,470
Hitachi Chemical Co. Ltd.	10,500	144,871
Hitachi High-Technologies Corp.	1,500	32,480
Hitachi Kokusai Electric, Inc.	1,000	10,567
Hitachi Ltd.	35,200	177,620
Honda Motor Co. Ltd.	7,840	233,998
Hoya Corp.	3,701	121,215
IHI Corp.	30,000	77,089
Inpex Corp.	41,399	370,138
Isuzu Motors Ltd.	20,300	203,853
Japan Airlines Co. Ltd.	18,100	640,467
Japan Tobacco, Inc.	3,800	117,877
JGC Corp.	5,580	74,031
JSR Corp.	11,600	167,213
JX Holdings, Inc.	17,100	61,747
Kamigumi Co. Ltd.	2,000	16,388
Kansai Electric Power Co., Inc. (a)	2,300	25,570
KDDI Corp.	10,700	239,499
Keyence Corp.	100	44,658
Kinden Corp.	2,100	26,635
Koito Manufacturing Co. Ltd.	3,400	111,100
Komatsu Ltd.	8,400	123,299
Kubota Corp.	9,880	135,973
Kuraray Co. Ltd.	11,320	141,082
Kyocera Corp.	4,800	219,840
Kyushu Electric Power Co, Inc. (a)	7,800	85,101
Mabuchi Motor Co. Ltd.	1,000	43,420
Maeda Road Construction Co. Ltd.	1,000	17,551
Medipal Holdings Corp.	400	6,347
Mitsubishi Corp.	18,090	296,523
Mitsubishi Electric Corp.	44,000	403,064
Mitsubishi Estate Co. Ltd.	18,000	367,695
Mitsubishi Heavy Industries Ltd.	52,000	232,556
Mitsubishi UFJ Financial Group, Inc.	56,500	341,387
Mitsui & Co. Ltd.	25,320	284,584
Mizuho Financial Group, Inc.	83,900	156,943
MS&AD Insurance Group Holdings, Inc.	2,415	64,794
Murata Manufacturing Co. Ltd.	640	82,672
Nabtesco Corp.	2,500	45,675
NEC Corp.	71,000	218,595
Nexon Co. Ltd.	2,800	37,435
Nikon Corp. (b)	18,200	220,100
Nintendo Co. Ltd.	2,200	370,814
Nippon Express Co. Ltd.	11,000	52,562

28	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Japan (continued)
Nippon Steel & Sumitomo Metal Corp.	7,200	$131,204
Nippon Telegraph & Telephone Corp.	6,720	236,703
Nitto Denko Corp.	7,200	431,228
Nomura Holdings, Inc.	30,500	177,033
NS Solutions Corp.	100	4,227
Okumura Corp.	25,270	134,820
Omron Corp.	2,400	72,245
Otsuka Holdings Co. Ltd.	3,900	124,533
Rinnai Corp.	2,250	171,666
Rohm Co. Ltd.	6,860	305,066
Ryohin Keikaku Co. Ltd.	300	61,083
Sanrio Co. Ltd. (b)	6,100	166,634
Sawai Pharmaceutical Co. Ltd.	700	40,728
SCSK Corp.	200	7,508
Secom Co. Ltd.	600	36,084
Sega Sammy Holdings, Inc.	12,100	118,081
Seino Holdings Co. Ltd.	2,900	30,256
Seven & i Holdings Co. Ltd.	1,600	73,013
Shimamura Co. Ltd.	300	32,314
Shin-Etsu Chemical Co. Ltd.	9,820	503,610
Ship Healthcare Holdings, Inc.	3,400	73,306
Shizuoka Bank Ltd.	4,000	40,143
SHO-BOND Holdings Co Ltd.	100	3,821
SMC Corp.	300	65,688
Sohgo Security Services Co. Ltd.	1,400	63,935
Sompo Japan Nipponkoa Holdings, Inc.	1,300	37,758
Sony Financial Holdings, Inc.	13,300	218,292
Stanley Electric Co. Ltd.	1,100	21,947
Sumco Corp.	11,800	105,833
Sumitomo Corp.	20,600	199,210
Sumitomo Electric Industries Ltd.	13,300	170,149
Sumitomo Mitsui Financial Group, Inc.	8,200	310,947
Suntory Beverage & Food Ltd.	1,900	72,996
Suzuki Motor Corp.	11,561	355,500
Takeda Pharmaceutical Co. Ltd.	200	8,774
THK Co. Ltd.	1,100	17,521
Toda Corp.	29,000	128,472
Tokio Marine Holdings, Inc.	5,002	186,875
Tokyo Electric Power Co., Inc. (a)	4,000	26,718
Tokyo Gas Co. Ltd.	102,581	496,217
Toyota Industries Corp.	12,514	595,276
Toyota Motor Corp.	10,500	614,753
Toyota Tsusho Corp.	3,900	82,205
Trend Micro, Inc.	1,900	67,116
TV Asahi Holdings Corp.	900	13,762
Ube Industries Ltd.	83,600	145,719
Yahoo Japan Corp.	23,300	88,703
Yamada Denki Co. Ltd. (b)	48,500	195,529
Yamaha Corp.	2,600	57,585
Yamato Kogyo Co. Ltd.	100	2,005

		19,225,701
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR (a)	8,890	55,027
Malaysia — 0.2%
Axiata Group Bhd	94,651	125,024
IHH Healthcare Bhd	172,100	233,611
Telekom Malaysia Bhd	42,514	64,656

		423,291
Mexico — 0.3%
America Movil SAB de CV	113,057	93,964
America Movil SAB de CV, Class L — ADR (b)	9,140	151,267
Fibra Uno Administracion SA de CV	162,566	335,712

		580,943

Common Stocks	Shares	Value
Netherlands — 0.8%
Akzo Nobel NV	7,679	$499,439
Constellium NV, Class A (a)	16,519	100,105
ING Groep NV — CVA	18,671	263,918
Koninklijke Philips NV	6,653	156,525
Royal Dutch Shell PLC, B Shares	1,513	35,775
Royal Dutch Shell PLC, Class A	2,428	57,318
SBM Offshore NV (a)	53,428	678,283

		1,791,363
Norway — 0.3%
Statoil ASA	46,217	673,802
Portugal — 0.1%
NOS SGPS SA	17,536	144,850
Singapore — 0.7%
Avago Technologies Ltd.	127	15,876
CapitaLand Ltd.	245,400	463,369
Global Logistic Properties Ltd.	357,100	513,405
Keppel Corp. Ltd.	65,900	315,164
Raffles Medical Group Ltd.	24,500	77,840
Singapore Telecommunications Ltd.	89,000	225,269

		1,610,923
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	25,348	65,207
South Korea — 0.6%
Hyundai Motor Co.	2,436	338,507
Hyundai Wia Corp.	632	69,065
Samsung Electronics Co. Ltd.	595	570,875
Samsung Electronics Co. Ltd., Preference Shares	167	129,636
Samsung SDI Co. Ltd.	478	43,976
SK Hynix, Inc.	5,604	159,829

		1,311,888
Spain — 0.2%
Banco Santander SA	19,966	106,168
Cellnex Telecom SAU (a)(c)	22,838	389,106
Iberdrola SA (a)	6,917	46,090

		541,364
Sweden — 0.2%
Boliden AB	4,739	74,204
Lundin Petroleum AB (a)	9,464	122,142
Svenska Handelsbanken AB	10,772	154,523
Telefonaktiebolaget LM Ericsson	1,093	10,722

		361,591
Switzerland — 1.4%
Credit Suisse Group AG	5,376	129,222
Glencore PLC	149,765	207,883
Nestle SA, Registered Shares	11,788	886,525
Novartis AG, Registered Shares	4,421	406,342
Roche Holding AG	1,988	527,757
Syngenta AG, Registered Shares	1,249	400,193
TE Connectivity Ltd.	205	12,277
UBS Group AG, Registered Shares	23,144	427,889
Zurich Insurance Group AG	399	97,957

		3,096,045
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	42,341	69,625
Delta Electronics, Inc.	10,000	47,168
Far EasTone Telecommunications Co. Ltd.	32,635	70,384
Hon Hai Precision Industry Co. Ltd.	5,250	13,715
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	224,430

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Yulon Motor Co. Ltd.	51,059	$45,797

		471,119
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	287,600	146,593
Bumrungrad Hospital PCL	20,700	123,191

		269,784
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	11,621	146,811
NMC Health PLC	19,698	248,218

		395,029
United Kingdom — 3.3%
Antofagasta PLC	63,522	481,158
AstraZeneca PLC	9,127	578,820
AstraZeneca PLC — ADR (b)	3,419	108,793
Barclays PLC	22,102	81,795
BG Group PLC	2,100	30,294
BP PLC	11,253	57,090
British American Tobacco PLC	414	22,843
BT Group PLC	35,080	223,267
CNH Industrial NV — NYSE (b)	3,789	24,704
Coats Group PLC (a)	43,350	17,182
Delphi Automotive PLC	5,678	431,755
Delta Topco Ltd. (Acquired 5/02/12, cost $227,998) (d)	369,427	175,478
Diageo PLC	557	14,965
Diageo PLC — ADR	2,599	280,146
GlaxoSmithKline PLC	1,893	36,334
HSBC Holdings PLC	148,936	1,123,527
Imperial Tobacco Group PLC	214	11,063
Legal & General Group PLC	44,044	158,812
Liberty Global PLC, Class A (a)	1,556	66,815
Lloyds Banking Group PLC	92,256	105,029
National Grid PLC	18,487	257,470
Ophir Energy PLC (a)(b)	86,163	117,431
Prudential PLC	16,930	357,163
Rio Tinto PLC	15,119	507,289
SABMiller PLC	18,238	1,032,775
Spire Healthcare Group PLC (c)	71,984	392,417
Standard Chartered PLC	6,913	67,090
Unilever NV	599	24,011
Vodafone Group PLC	104,653	330,083
Vodafone Group PLC — ADR	13,502	428,553

		7,544,152
United States — 27.9%
3M Co.	316	44,799
Abbott Laboratories (e)	5,506	221,451
AbbVie, Inc.	13,656	743,023
Acadia Healthcare Co., Inc. (a)	1,770	117,298
Accenture PLC, Class A	930	91,382
ACE Ltd.	356	36,810
Activision Blizzard, Inc. (e)	14,130	436,476
Adobe Systems, Inc. (a)	953	78,356
AES Corp.	12,648	123,824
Aetna, Inc. (e)	6,304	689,721
Air Products & Chemicals, Inc.	455	58,049
Alexion Pharmaceuticals, Inc. (a)	1,781	278,531
Alkermes PLC (a)	1,170	68,644
Allergan PLC (a)	2,662	723,558
Alliance Data Systems Corp. (a)	171	44,286
Allstate Corp.	4,717	274,718
Altria Group, Inc.	604	32,858
Amdocs Ltd.	969	55,117
American Electric Power Co., Inc.	5,523	314,038

Common Stocks	Shares	Value
United States (continued)
American International Group, Inc.	7,955	$452,003
American Water Works Co., Inc.	4,866	268,019
Ameriprise Financial, Inc.	406	44,307
AmerisourceBergen Corp.	573	54,429
Amgen, Inc.	2,337	323,254
Anadarko Petroleum Corp.	16,592	1,001,991
Anthem, Inc.	557	77,980
Apache Corp.	4,716	184,679
Apple Inc.	12,781	1,409,744
Applied Materials, Inc.	615	9,034
Archer-Daniels-Midland Co.	1,505	62,382
AT&T Inc.	24,173	787,556
Automatic Data Processing, Inc.	243	19,527
Axalta Coating Systems Ltd. (a)	5,929	150,241
AXIS Capital Holdings Ltd.	956	51,356
Baker Hughes, Inc.	368	19,151
Bank of America Corp. (e)	65,518	1,020,770
Bank of New York Mellon Corp. (e)	4,487	175,666
Baxalta, Inc.	236	7,436
Baxter International, Inc. (e)	1,301	42,738
Becton Dickinson & Co.	262	34,757
Berkshire Hathaway, Inc., Class A (a)	2	390,480
Berkshire Hathaway, Inc., Class B (a)	5,087	663,345
Biogen, Inc. (a)	1,745	509,208
Blue Buffalo Pet Products, Inc. (a)	1,285	23,014
Boeing Co.	321	42,035
Boulder Brands, Inc. (a)(b)	2,781	22,776
Bristol-Myers Squibb Co.	10,214	604,669
Broadcom Corp., Class A	275	14,143
Brookdale Senior Living, Inc. (a)	5,386	123,663
Calpine Corp. (a)	13,299	194,165
Cameron International Corp. (a)	438	26,858
Capital One Financial Corp.	668	48,443
Cardinal Health, Inc.	3,142	241,368
Catalent, Inc. (a)	10,465	254,299
Caterpillar, Inc.	1,565	102,288
Celgene Corp. (a)	1,618	175,019
CF Industries Holdings, Inc.	870	39,063
Charles Schwab Corp.	7,963	227,423
Chevron Corp.	1,953	154,053
Chubb Corp.	6,367	780,913
Cigna Corp.	114	15,392
Cintas Corp.	636	54,537
Cisco Systems, Inc.	31,332	822,465
Citigroup, Inc. (e)	14,886	738,494
Citizens Financial Group, Inc.	978	23,335
CME Group, Inc.	2,269	210,427
CNA Financial Corp.	1,052	36,746
Coach, Inc.	2,784	80,541
Coca-Cola Co.	19,931	799,632
Coca-Cola Enterprises, Inc.	428	20,694
Cognizant Technology Solutions Corp., Class A (a)	307	19,221
Colfax Corp. (a)(b)	9,112	272,540
Colgate-Palmolive Co.	4,879	309,621
Comcast Corp., Class A	8,232	468,236
Computer Sciences Corp.	906	55,610
CONSOL Energy, Inc. (b)	34,387	336,993
Constellation Brands, Inc., Class A	585	73,248
Corning, Inc.	647	11,077
Costco Wholesale Corp.	134	19,372
CR Bard, Inc.	106	19,749
Crown Castle International Corp.	3,248	256,170
CSX Corp.	6,315	169,873
CVS Health Corp.	968	93,393
DaVita HealthCare Partners, Inc. (a)	1,691	122,310

30	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
United States (continued)
Discover Financial Services	852	$44,295
DISH Network Corp., Class A (a)	3,833	223,617
Dominion Resources, Inc.	5,222	367,524
Dover Corp.	617	35,280
Eaton Corp. PLC	10,066	516,386
eBay, Inc. (a)	5,270	128,799
Ecolab, Inc.	639	70,111
Edgewell Personal Care Co.	2,019	164,750
Electronic Arts, Inc. (a)	924	62,601
Eli Lilly & Co.	5,952	498,123
EMC Corp.	1,027	24,812
Emerson Electric Co.	5,792	255,833
EOG Resources, Inc.	2,818	205,150
EQT Corp.	6,184	400,538
Equity Residential	3,153	236,853
Expedia, Inc.	557	65,548
Express Scripts Holding Co. (a)	196	15,868
Exxon Mobil Corp.	3,512	261,117
Facebook, Inc., Class A (a)	5,766	518,363
FedEx Corp.	5,508	793,042
Fidelity National Information Services, Inc.	928	62,250
Fifth Third Bancorp	1,262	23,864
Fitbit, Inc., Class A (a)(b)	2,096	78,998
FMC Corp.	4,407	149,441
Ford Motor Co.	40,384	548,011
Freeport-McMoRan, Inc. (e)	14,321	138,770
Fresh Market, Inc. (a)(b)	678	15,316
General Dynamics Corp.	440	60,698
General Electric Co.	31,510	794,682
General Mills, Inc.	185	10,384
Gilead Sciences, Inc. (e)	3,803	373,417
GoDaddy, Inc. (a)(b)	3,483	87,806
Goldman Sachs Group, Inc. (e)	1,514	263,073
Goodyear Tire & Rubber Co.	324	9,503
Google, Inc., Class A (a)	762	486,438
Google, Inc., Class C (a)	2,644	1,608,662
Halliburton Co.	722	25,523
Harris Corp.	580	42,427
Hartford Financial Services Group, Inc.	3,040	139,171
HCA Holdings, Inc. (a)	5,192	401,653
Helmerich & Payne, Inc.	538	25,426
Hewlett-Packard Co.	11,648	298,305
Home Depot, Inc.	404	46,658
HTG Molecular Diagnostics, Inc. (a)(b)	1,700	12,954
Humana, Inc.	4,213	754,127
Ingersoll-Rand PLC	886	44,982
Intel Corp.	10,163	306,313
International Business Machines Corp.	2,434	352,857
International Paper Co.	997	37,677
Intuit, Inc.	689	61,149
Invitae Corp. (a)	9,620	69,456
Johnson & Johnson	10,394	970,280
JPMorgan Chase & Co.	21,617	1,317,988
Kansas City Southern	2,117	192,393
Kimberly-Clark Corp.	2,248	245,122
Kinder Morgan, Inc.	1,447	40,053
KLA-Tencor Corp.	1,807	90,350
Kohl’s Corp.	707	32,741
Kraft Heinz Co.	175	12,351
Kroger Co.	2,293	82,708
Las Vegas Sands Corp.	3,203	121,618
Lear Corp.	639	69,510
Liberty Broadband Corp., Class A (a)	2,170	111,625
Liberty Broadband Corp., Class C (a)	5,778	295,660
Liberty Media Corp., Class A (a)	6,305	225,215
Liberty Media Corp., Class C (a)	13,239	456,216

Common Stocks	Shares	Value
United States (continued)
Lincoln National Corp.	1,598	$75,841
Lookout, Inc. (Acquired 3/04/15, cost $16,643) (a)(d)	1,457	17,080
Lowe’s Cos., Inc.	653	45,005
LyondellBasell Industries NV, Class A	1,991	165,970
Macy’s, Inc.	673	34,538
Marathon Petroleum Corp.	32,545	1,507,810
Marsh & McLennan Cos., Inc.	5,097	266,165
MasterCard, Inc., Class A	5,061	456,097
McDonald’s Corp.	5,089	501,419
McKesson Corp.	2,166	400,775
Medtronic PLC	605	40,499
Merck & Co., Inc. (e)	1,219	60,206
MetLife, Inc. (e)	4,764	224,623
Michael Kors Holdings Ltd. (a)	2,716	114,724
Micron Technology, Inc. (a)	13,810	206,874
Microsoft Corp.	18,939	838,240
Molson Coors Brewing Co., Class B	2,527	209,792
Mondelez International, Inc., Class A	514	21,521
Monsanto Co.	1,130	96,434
Morgan Stanley (e)	8,600	270,900
Mylan NV (a)	15,853	638,242
NextEra Energy Partners LP	6,101	133,002
NextEra Energy, Inc.	4,159	405,710
NIKE, Inc., Class B	238	29,267
Northrop Grumman Corp.	392	65,052
NRG Energy, Inc.	9,994	148,411
NRG Yield, Inc., Class A (b)	1,791	19,970
NRG Yield, Inc., Class C (b)	1,791	20,794
Nuance Communications, Inc. (a)	7,676	125,656
Occidental Petroleum Corp.	660	43,659
Oceaneering International, Inc.	11,750	461,540
Oracle Corp.	16,946	612,090
PACCAR, Inc.	3,556	185,517
Parker-Hannifin Corp.	352	34,250
PayPal Holdings, Inc. (a)	2,092	64,936
PepsiCo, Inc.	1,741	164,176
Perrigo Co. PLC	60	9,436
Pfizer, Inc. (e)	15,089	473,946
Philip Morris International, Inc. (e)	7,643	606,319
Pioneer Natural Resources Co.	7,251	882,012
PPG Industries, Inc.	642	56,297
Praxair, Inc.	689	70,182
Procter & Gamble Co.	20,021	1,440,311
Prologis, Inc.	10,000	389,000
Prudential Financial, Inc. (e)	1,947	148,381
QUALCOMM, Inc.	8,638	464,120
Raytheon Co.	481	52,554
Regeneron Pharmaceuticals, Inc. (a)	168	78,144
Regions Financial Corp.	17,811	160,477
Reinsurance Group of America, Inc.	560	50,730
Reynolds American, Inc.	250	11,067
Rockwell Automation, Inc.	534	54,185
Salesforce.com, Inc. (a)(e)	296	20,551
SanDisk Corp.	728	39,552
Schlumberger Ltd.	5,776	398,371
Scripps Networks Interactive, Inc., Class A (b)	218	10,723
Sempra Energy	4,502	435,433
Simon Property Group, Inc.	1,937	355,866
Southern Copper Corp. (b)	18,849	503,645
St. Joe Co. (a)	31,003	593,087
Starbucks Corp.	282	16,029
Stryker Corp.	554	52,131
SunTrust Banks, Inc. (e)	3,019	115,447
Tahoe Resources, Inc.	22,585	174,486
Target Corp.	1,681	132,227

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	31

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares		Value
United States (continued)
Tenet Healthcare Corp. (a)		6,204	$229,052
TerraForm Power, Inc., Class A		5,305	75,437
TESARO, Inc. (a)		1,388	55,659
Texas Instruments, Inc.		2,521	124,840
Thermo Fisher Scientific, Inc.		2,831	346,175
Tiffany & Co.		1,406	108,571
Time Warner Cable, Inc.		651	116,770
Travelers Cos., Inc.		1,173	116,749
Twitter, Inc. (a)		19,622	528,617
Tyco International PLC		12,156	406,740
U.S. Bancorp		9,235	378,727
Ultragenyx Pharmaceutical, Inc. (a)		548	52,778
Union Pacific Corp.		3,707	327,736
United Continental Holdings, Inc. (a)(e)		6,179	327,796
United Parcel Service, Inc., Class B		4,688	462,659
United Rentals, Inc. (a)		1,874	112,534
United Technologies Corp.		5,196	462,392
UnitedHealth Group, Inc.		809	93,852
Univar, Inc. (a)		9,711	176,255
Unum Group		6,868	220,325
Valeant Pharmaceuticals International, Inc. (a)(e)		935	166,785
Valero Energy Corp.		1,548	93,035
Veeva Systems, Inc. (a)		14,829	347,147
VeriSign, Inc. (a)(b)		769	54,261
Verizon Communications, Inc.		27,542	1,198,352
Verizon Communications, Inc.		2,572	112,474
Vertex Pharmaceuticals, Inc. (a)		1,415	147,358
Visa, Inc., Class A		10,025	698,341
WABCO Holdings, Inc. (a)		2,804	293,943
Walgreens Boots Alliance, Inc.		267	22,188
Wal-Mart Stores, Inc.		9,875	640,295
Wells Fargo & Co. (e)		22,549	1,157,891
Western Digital Corp.		523	41,547
WestRock Co.		2,120	109,053
Whirlpool Corp.		989	145,640
Whiting Petroleum Corp. (a)		22,952	350,477
Williams Cos., Inc.		573	21,115
Wyndham Worldwide Corp.		614	44,147
Yahoo!, Inc. (a)		3,829	110,696
Zoetis, Inc.		3,761	154,878

			63,914,072
Total Common Stocks — 52.1%			119,407,868

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	25	21,250
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		336	350,016
Brazil — 0.1%
Itau Unibanco Holding SA, 2.85%, 5/26/18 (c)		263	246,352
Canada — 0.0%
First Quantum Minerals Ltd., 7.00%, 2/15/21		107	69,283
Chile — 0.2%
Banco Santander Chile, 2.21%, 6/07/18 (c)(f)		265	266,987
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		168	92,190

			359,177

Corporate Bonds	Par (000)		Value
China — 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (c)	USD	200	$192,066
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	400	2,811
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	300	3,000
SINA Corp., 1.00%, 12/01/18 (g)		136	128,690

			326,567
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		375	380,036
Germany — 0.2%
Deutsche Bank AG, 1.88%, 2/13/18		145	144,600
Volkswagen International Finance NV:
5.50%, 11/09/15 (c)(g)	EUR	300	223,023
4.00%, 8/12/20	USD	124	123,070

			490,693
India — 0.3%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(c)(g)(h)		220	11,000
5.50%, 11/13/14 (a)(g)(h)		152	7,600
Suzlon Energy Ltd., 3.25%, 7/16/19 (c)(g)(i)		492	607,620

			626,220
Italy — 0.4%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	310,911
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(g)	EUR	200	310,192
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	200	195,500

			816,603
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		250	251,692
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		172	158,670
Mexico — 0.1%
Trust F/1401, 5.25%, 12/15/24 (c)		200	204,500
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(g)(h)		800	371,760
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	175,679
1.95%, 10/17/23 (c)(g)		250	171,902
Global Logistic Prop Ltd. Private, 3.88%, 6/04/25 (c)	USD	382	370,556
Olam International Ltd., 6.00%, 10/15/16 (g)		200	202,250

			920,387
South Korea — 0.0%
Hyundai Capital America, 2.00%, 3/19/18 (c)		85	84,636
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)	EUR	300	318,461
Telefonica SA, 6.00%, 7/24/17 (g)		100	132,971

			451,432
Switzerland — 0.1%
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)	USD	200	198,953

32	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Corporate Bonds	Par (000)		Value
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(g)	USD	463	$400,850
United Kingdom — 0.1%
Delta Topco Ltd. (Acquired 5/02/12-1/02/15, cost $346,165), 10.00%, 11/24/60 (d)		341	341,536
United States — 3.6%
AbbVie, Inc., 2.50%, 5/14/20		262	260,553
Actavis Funding SCS, 3.00%, 3/12/20		210	210,184
AliphCom (Acquired 4/27/15-7/21/15, cost $945,000), 6.00%, 4/01/20 (d)(f)(g)		945	963,900
Ally Financial, Inc.:
2.75%, 1/30/17		184	182,600
3.50%, 1/27/19		135	132,933
American Tower Corp., 3.40%, 2/15/19		60	61,763
AT&T Inc.:
2.38%, 11/27/18		327	330,474
3.00%, 6/30/22		495	482,924
Bank of America Corp.:
2.00%, 1/11/18		171	171,632
1.33%, 3/22/18 (f)		99	99,567
6.88%, 4/25/18		117	130,763
Series L, 2.60%, 1/15/19		116	117,179
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		51	65,886
1.50%, 10/15/20 (g)		51	68,531
Cablevision Systems Corp., 5.88%, 9/15/22		71	53,783
Capital One Bank USA NA, 2.15%, 11/21/18		250	249,879
Chesapeake Energy Corp., 3.54%, 4/15/19 (f)		121	85,910
Citigroup, Inc., 1.80%, 2/05/18		360	359,651
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (g)		280	199,150
3.13%, 5/15/24 (g)		349	219,870
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		82	77,285
eBay, Inc., 2.20%, 8/01/19		82	80,986
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		200	212,717
Forest Laboratories LLC:
4.38%, 2/01/19 (c)		161	170,405
5.00%, 12/15/21 (c)		110	119,326
General Electric Capital Corp., 5.55%, 5/04/20		96	110,717
General Motors Financial Co., Inc., 3.50%, 7/10/19		184	185,903
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		89	381,532
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (c)		495	494,366
HSBC USA, Inc., 1.63%, 1/16/18		162	161,540
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	62,133
JPMorgan Chase & Co., 4.35%, 8/15/21		102	109,923
Medtronic, Inc., 3.15%, 3/15/22		275	278,929
Morgan Stanley, 7.30%, 5/13/19		100	116,763
Mylan, Inc., 2.55%, 3/28/19		165	162,566
QUALCOMM, Inc., 3.00%, 5/20/22		420	414,131
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		112	99,400
SanDisk Corp.:
1.50%, 8/15/17 (g)		123	152,674
0.50%, 10/15/20 (g)		128	123,920
SunGard Data Systems, Inc., 7.38%, 11/15/18		46	46,920
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		108	166,455
Twitter, Inc., 1.00%, 9/15/21 (c)(g)		108	92,003

Corporate Bonds	Par (000)		Value
United States (continued)
Xerox Corp., 6.35%, 5/15/18	USD	87	$96,038

			8,363,764
Total Corporate Bonds — 6.7%			15,434,377

Credit Linked Notes
India — 0.4%
Credit Suisse AG, (Housing Development Finance Corporation Ltd., Not Rated), 7.88%, 1/15/16 (c)		810	809,114

Floating Rate Loan Interests (f)
Netherlands — 0.2%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.00%, 4/17/20	EUR	326	364,078
United States — 1.1%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.45%, 7/14/19	USD	107	107,000
Calpine Corp., Term Loan, 3.50%, 5/27/22		195	191,163
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		147	86,270
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		98	64,968
Endo Luxembourg Finance Co. I S.à r.l., Term Loan B, 3.00%, 6/24/22		190	189,229
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		202	55,458
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		316	315,601
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		546	543,816
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		68	66,799
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		110	107,805
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		13	13,380
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		196	118,310
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		292	217,179
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		41	30,207
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		15	11,267
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22		185	181,270
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		305	302,906

			2,602,628
Total Floating Rate Loan Interests — 1.3%			2,966,706

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	33

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Foreign Agency Obligations	Par (000)		Value
Argentina — 0.3%
YPF SA:
8.88%, 12/19/18 (c)	USD	156	$150,540
8.50%, 7/28/25 (c)		511	443,293

			593,833
Brazil — 0.1%
Petrobras Global Finance BV:
2.43%, 1/15/19 (f)		347	239,430
5.38%, 1/27/21		81	58,927
6.25%, 3/17/24		44	32,023

			330,380
Malaysia — 0.2%
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		390	371,340
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18		180	190,521
3.50%, 7/23/20 (c)		248	240,672

			431,193
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		252	254,639
Total Foreign Agency Obligations — 0.9%			1,981,385

Foreign Government Obligations		Par (000)	Value
Argentina — 0.2%
Republic of Argentina, 8.75%, 5/07/24		433	419,011
Brazil — 0.7%
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/21	BRL	2	430,387
Series F, 10.00%, 1/01/25		4	848,924
Federative Republic of Brazil, 6.00%, 1/17/17	USD	200	207,800

			1,487,111
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17		201	215,573
Hungary — 0.4%
Republic of Hungary:
4.13%, 2/19/18		264	274,230
6.38%, 3/29/21		246	280,808
5.50%, 6/24/25	HUF	66,900	280,498

			835,536
Indonesia — 0.3%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	200	219,449
7.88%, 4/15/19	IDR	7,902,000	512,217
8.38%, 3/15/24		884,000	55,766

			787,432
Italy — 0.7%
Buoni Poliennali Del Tesoro:
2.50%, 12/01/24	EUR	310	370,110
1.50%, 6/01/25		1,103	1,209,471

			1,579,581

Foreign Government Obligations	Par (000)		Value
Japan — 0.2%
Japan Government (2 Year Issue), 0.10%, 3/15/17	JPY	51,850	$432,724
Mexico — 0.8%
United Mexican States:
5.95%, 3/19/19	USD	74	82,991
10.00%, 12/05/24	MXN	247	1,860,575

			1,943,566
Poland — 0.6%
Republic of Poland:
5.25%, 10/25/20	PLN	2,306	688,739
5.75%, 10/25/21		1,147	355,526
3.25%, 7/25/25		1,194	325,113

			1,369,378
United Kingdom — 1.2%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	1,795	2,853,576
Total Foreign Government Obligations — 5.2%			11,923,488

Investment Companies		Shares
ETFS Physical Palladium Shares (a)(j)		1,707	107,473
ETFS Physical Platinum Shares (a)(j)		1,441	126,606
ETFS Physical Swiss Gold Shares (a)(j)		5,694	620,817
iShares Gold Trust (a)(j)(k)		55,980	603,464
SPDR Gold Shares (a)(j)		7,645	816,945
Total Investment Companies — 1.0%			2,275,305

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.20%, 8/20/25 (c)(f)	USD	140	203,948

Preferred Securities
Capital Trusts		Par (000)	Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (c)(f)(l)		33	32,917
Netherlands — 0.1%
ING Groep NV, 6.00% (f)(l)		200	196,250
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		174	179,168
United Kingdom — 0.5%
HSBC Holdings PLC, 6.38% (f)(l)		435	415,969
Lloyds Bank PLC, 13.00% (f)(l)	GBP	255	667,836
Standard Chartered PLC, 6.50% (c)(f)(l)	USD	200	186,049

			1,269,854
United States — 1.0%
American Express Co., Series C, 4.90% (f)(l)		134	128,734

34	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Capital Trusts		Par (000)	Value
United States (continued)
Citigroup, Inc.:
5.95% (f)(l)	USD	94	$91,239
Series O, 5.88% (f)(l)		249	244,643
General Electric Capital Corp.:
6.38%, 11/15/67 (f)		136	145,775
Series B, 6.25% (f)(l)		200	217,000
Goldman Sachs Group, Inc.:
Series L, 5.70% (f)(l)		205	204,231
Series M, 5.38% (f)(l)		215	210,028
Intel Corp., 3.25%, 8/01/39 (g)		71	107,121
JPMorgan Chase & Co.:
Series Q, 5.15% (f)(l)		236	222,506
Series X, 6.10% (f)(l)		475	471,913
Morgan Stanley, Series H, 5.45% (f)(l)		151	148,661
USB Capital IX, 3.50% (f)(l)		175	142,406

			2,334,257
Total Capital Trusts — 1.7%			4,012,446

Preferred Stocks		Shares
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		5,028	128,264
Royal Bank of Scotland Group PLC, Series T, 7.25%		4,665	117,698

			245,962
United States — 2.2%
Allergan PLC, Series A, 5.50%		667	629,288
American Tower Corp., Series A, 5.25% (g)		1,070	105,769
Anthem, Inc., 5.25% (g)		5,931	286,705
Cliffs Natural Resources, Inc., 7.00% (g)		3,934	9,442
Crown Castle International Corp., Series A, 4.50% (g)		2,769	282,050
Dominion Resources, Inc., 6.38% (g)		2,270	112,615
Domo, Inc., Series E (Acquired 4/01/15-7/06/15, cost $380,451) (a)(d)		45,122	385,364
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990) (a)(d)		36,437	451,090
Fannie Mae, Series S, 8.25% (f)		11,280	54,708
Forestar Group, Inc., 6.00% (g)		4,750	83,743
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $127,944) (a)(d)		46,081	131,718
Lookout, Inc., Series F (Acquired 9/19/14- 10/22/14, cost $243,061) (a)(d)		21,278	249,429
NBCUniversal Enterprise, Inc., 5.25% (c)		100,000	105,625
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246) (a)(d)		44,412	475,208
Stanley Black & Decker, Inc., 6.25% (b)(g)		631	69,410
U.S. Bancorp:
Series F, 6.50% (f)		4,518	129,757
Series G, 6.00% (f)		3,150	82,939
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728) (a)(d)		26,992	1,026,422
Wells Fargo & Co., Series L, 7.50% (g)		84	98,112
Welltower, Inc., Series I, 6.50% (g)		4,039	245,288

			5,014,682
Total Preferred Stocks — 2.3%			5,260,644

Trust Preferreds		Shares	Value
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (l)		6,896	$168,056
RBS Capital Funding Trust VII, Series G, 6.08% (l)		8,672	212,030

			380,086
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		8,216	211,069
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		10,914	278,634

			489,703
Total Trust Preferreds — 0.4%			869,789
Total Preferred Securities — 4.4%			10,142,879

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/45 (m)	USD	871	882,704

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/20		509	505,658
0.25%, 1/15/25		105	100,246
0.38%, 7/15/25		624	607,790
U.S. Treasury Notes:
0.38%, 3/15/16 (j)		3,950	3,953,962
1.75%, 3/31/22		994	996,459
1.88%, 8/31/22		1,278	1,289,019
2.25%, 11/15/24		2,828	2,880,471
2.00%, 2/15/25-8/15/25		3,857	3,837,641
2.13%, 5/15/25		1,963	1,974,508
Total U.S. Treasury Obligations — 7.1%			16,145,754

Warrants		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	37,017
Total Long-Term Investments (Cost — $194,858,546) — 79.6%			182,210,545

Short-Term Securities

Foreign Agency Obligations (n)		Par (000)	Value
Japan Treasury Discount Bill:
0.00%, 10/05/15	JPY	50,000	416,785
0.01%, 10/13/15		90,000	750,202
0.02%, 11/10/15		80,000	666,867
0.00%, 11/16/15		120,000	1,000,304
0.02%, 11/24/15		150,000	1,250,386
0.00%, 11/30/15		120,000	1,000,315
0.02%, 12/10/15		100,000	833,603

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	35

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Foreign Agency Obligations (n)		Par (000)	Value
0.00%, 12/21/15	JPY	120,000	$1,000,338
0.03%, 1/13/16		100,000	833,621
0.05%, 2/10/16		120,000	1,000,338
Mexico Cetes:
3.19%, 10/01/15	MXN	1,023	605,059
4.94%, 10/15/15		587	346,805
3.20%, 10/29/15		508	299,779
3.25%, 11/12/15		1,324	780,611
3.26%, 11/26/15		254	149,528
3.46%, 12/10/15		299	175,786
3.48%, 12/24/15		374	219,428
3.49%, 1/07/16		623	365,179
3.56%, 2/18/16		375	218,794
Total Foreign Agency Obligations — 5.2%			11,913,728

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (k)(o)		2,773,431	2,773,431

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (k)(o)(p)	USD	3,901	3,900,968
Total Money Market Funds — 2.9%			6,674,399

Time Deposits		Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 0.92%, 10/01/15	AUD	3	2,871
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/15	JPY	3	2,924
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.06%, 10/01/15	GBP	2	1,564
United States — 0.1%
Wells Fargo Securities, LLC, 0.12%, 10/01/15	USD	135	135,437
Total Time Deposits — 0.1%			142,796

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (n):
0.01%, 10/08/15-12/24/15	USD	4,740	$4,740,098
0.02%, 10/15/15		3,000	3,000,060
0.04%, 10/22/15		2,300	2,300,023
0.05%, 10/29/15		5,000	5,000,060
0.00%, 12/10/15		700	700,049
0.12%, 2/11/16		1,000	999,908
0.23%, 2/18/16		12,000	11,998,896
0.16%, 3/03/16		2,000	1,999,776
0.10%, 3/24/16		1,000	999,775
Total U.S. Treasury Obligations — 13.8%			31,738,645
Total Short-Term Securities (Cost — $50,042,594) — 22.0%			50,469,568

Options Purchased
(Cost — $2,585,927) — 0.6%			1,440,187
Total Investments Before Investments Sold Short and Options Written (Cost — $247,487,067*) — 102.2%			234,120,300

Investments Sold Short		Shares
Japan — (0.1)%
Aeon Co. Ltd.		4,900	(76,018)
United Kingdom — 0.0%
Reckitt Benckiser Group PLC		517	(46,884)
United States — (0.2)%
ConocoPhillips		3,950	(189,442)
Franklin Resources, Inc.		1,224	(45,606)
T. Rowe Price Group, Inc.		673	(46,774)
Waddell & Reed Financial, Inc., Class A		2,518	(87,551)
Walt Disney Co.		1,137	(116,202)

			(485,575)
Total Investments Sold Short (Proceeds — $ 619,480) — (0.3)%			(608,477)

Options Written
(Premiums Received — $949,755) — (0.5)%			(1,248,547)
Total Investments Net of Investments Sold Short and Options Written — 101.4%			232,263,276
Liabilities in Excess of Other Assets — (1.4)%			(3,285,229)

Net Assets — 100.0%			$228,978,047

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$249,042,575

Gross unrealized appreciation	$11,904,182
Gross unrealized depreciation	(26,826,457)

Net unrealized depreciation	$(14,922,275)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

36	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(d)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $4,217,225 and an original cost of $3,674,226 which was 1.8% of its net assets.

(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	All or a portion of security is held by a wholly owned subsidiary.

(k)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2015	Value Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	410,233	2,363,198	[1]	—	2,773,431	$2,773,431	$ 1,321
BlackRock Liquidity Series, LLC, Money Market Series	$785,664	$3,115,304	[1]	—	$3,900,968	$3,900,968	$30,731	[2]
iShares Gold Trust	53,697	2,283		—	55,980	$ 603,464	—

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$882,704	$7,757

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(27)	E-Mini MSCI Emerging Markets Index Futures	December 2015	USD	1,067,985	$ 10,494
(64)	E-Mini S&P 500 Futures	December 2015	USD	6,107,840	105,730
32	Euro STOXX 50 Index	December 2015	USD	1,105,248	(18,925)
(2)	FTSE 100 Index	December 2015	USD	182,089	3,249
(4)	NASDAQ 100 E-Mini Futures	December 2015	USD	333,040	9,677
(4)	Nikkei 225 Index	December 2015	USD	291,668	8,747
(16)	Russell 2000 Mini Index Futures	December 2015	USD	1,753,440	79,068
43	STOXX Europe 600 Index	December 2015	USD	832,439	(9,322)
Total					$188,718

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	238,000	BRL	848,470	BNP Paribas S.A.	10/01/15	$ 24,059
USD	518,858	JPY	64,742,000	BNP Paribas S.A.	10/01/15	(20,823)
USD	945,745	JPY	118,282,000	JPMorgan Chase Bank N.A.	10/01/15	(40,238)
USD	411,169	MXN	6,338,500	Deutsche Bank AG	10/01/15	36,251
USD	255,008	MXN	3,890,780	JPMorgan Chase Bank N.A.	10/01/15	24,871
TWD	3,919,640	USD	118,061	Credit Suisse International	10/02/15	978
USD	522,206	JPY	65,328,000	Credit Suisse International	10/02/15	(22,366)
USD	223,043	MXN	3,654,000	BNP Paribas S.A.	10/02/15	6,930
USD	219,458	MXN	3,599,000	Deutsche Bank AG	10/02/15	6,598

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	124,000	TWD	3,919,640	Credit Suisse International	10/02/15	$ 4,961
USD	407,010	JPY	50,000,000	HSBC Bank USA N.A.	10/05/15	(9,804)
USD	436,668	JPY	54,094,000	Morgan Stanley Capital Services LLC	10/08/15	(14,291)
USD	814,674	JPY	98,068,000	JPMorgan Chase Bank N.A.	10/09/15	(2,889)
USD	480,547	SGD	675,000	HSBC Bank USA N.A.	10/09/15	6,366
USD	750,075	JPY	90,000,000	JPMorgan Chase Bank N.A.	10/13/15	(264)
EUR	395,000	USD	452,051	Deutsche Bank AG	10/15/15	(10,575)
USD	243,000	BRL	871,204	Deutsche Bank AG	10/15/15	24,418
USD	580,418	JPY	69,382,000	BNP Paribas S.A.	10/15/15	1,959
USD	376,824	MXN	5,869,980	Deutsche Bank AG	10/15/15	30,043
EUR	666,000	USD	735,217	Credit Suisse International	10/16/15	9,155
EUR	459,000	USD	506,846	JPMorgan Chase Bank N.A.	10/16/15	6,167
USD	438,645	BRL	1,585,000	BNP Paribas S.A.	10/16/15	41,114
USD	119,759	BRL	433,000	Deutsche Bank AG	10/16/15	11,159
USD	406,030	BRL	1,468,000	Morgan Stanley Capital Services LLC	10/16/15	37,843
USD	232,993	IDR	3,387,725,000	JPMorgan Chase Bank N.A.	10/23/15	3,848
USD	514,993	KRW	553,102,000	Credit Suisse International	10/27/15	48,836
USD	624,412	KRW	672,180,000	Deutsche Bank AG	10/27/15	57,896
USD	141,007	AUD	201,000	Morgan Stanley Capital Services LLC	10/29/15	154
USD	448,181	JPY	54,170,000	BNP Paribas S.A.	10/29/15	(3,529)
USD	320,347	MXN	5,080,070	Credit Suisse International	10/29/15	20,598
EUR	345,000	USD	388,370	Credit Suisse International	10/30/15	(2,690)
USD	386,807	EUR	345,000	Credit Suisse International	10/30/15	1,128
USD	219,466	IDR	3,172,382,000	Credit Suisse International	10/30/15	5,477
USD	514,304	JPY	61,680,000	Morgan Stanley Capital Services LLC	11/05/15	(74)
USD	418,420	MXN	7,090,000	Credit Suisse International	11/05/15	303
USD	416,390	JPY	50,042,000	HSBC Bank USA N.A.	11/06/15	(938)
USD	235,790	SGD	337,000	Morgan Stanley Capital Services LLC	11/06/15	(718)
USD	668,204	JPY	80,000,000	BNP Paribas S.A.	11/10/15	1,006
USD	696,692	MXN	10,743,690	Deutsche Bank AG	11/12/15	63,444
USD	147,529	MXN	2,500,000	JPMorgan Chase Bank N.A.	11/12/15	176
USD	209,999	BRL	859,000	BNP Paribas S.A.	11/13/15	(3,277)
USD	538,509	JPY	64,491,000	BNP Paribas S.A.	11/13/15	636
USD	115,618	TWD	3,857,000	Credit Suisse International	11/13/15	(1,539)
USD	966,184	JPY	120,000,000	HSBC Bank USA N.A.	11/16/15	(34,686)
USD	237,000	IDR	3,419,436,000	Credit Suisse International	11/18/15	8,832
USD	208,960	MXN	3,552,000	Deutsche Bank AG	11/19/15	(1,928)
USD	533,456	JPY	63,908,000	Credit Suisse International	11/20/15	851
USD	208,743	MXN	3,548,000	BNP Paribas S.A.	11/20/15	(1,890)
USD	1,252,212	JPY	150,000,000	BNP Paribas S.A.	11/24/15	1,003
USD	345,229	CNH	2,268,000	JPMorgan Chase Bank N.A.	11/27/15	(8,529)
USD	233,653	CNH	1,535,000	JPMorgan Chase Bank N.A.	11/27/15	(5,772)
USD	159,811	MXN	2,539,840	Credit Suisse International	11/27/15	10,280
USD	996,348	JPY	120,000,000	HSBC Bank USA N.A.	11/30/15	(4,722)
USD	240,000	MYR	1,008,672	Credit Suisse International	12/03/15	11,490
USD	816,300	JPY	100,000,000	Credit Suisse International	12/10/15	(18,269)
USD	174,156	MXN	2,990,000	HSBC Bank USA N.A.	12/10/15	(1,693)
USD	234,000	CLP	163,121,400	Goldman Sachs International	12/11/15	1,248
USD	562,378	KRW	674,460,000	Morgan Stanley Capital Services LLC	12/11/15	(5,311)

38	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	25,489,994	USD	389,398	Credit Suisse International	12/18/15	$ (6,663)
USD	380,834	INR	25,489,994	Credit Suisse International	12/18/15	(1,900)
USD	994,530	JPY	120,000,000	Deutsche Bank AG	12/21/15	(7,406)
USD	219,655	MXN	3,736,990	Credit Suisse International	12/24/15	125
USD	144,688	MXN	2,490,000	HSBC Bank USA N.A.	1/07/16	(1,421)
USD	219,545	MXN	3,736,990	Morgan Stanley Capital Services LLC	1/07/16	266
USD	817,916	JPY	100,000,000	Morgan Stanley Capital Services LLC	1/13/16	(17,578)
USD	969,701	JPY	120,000,000	Deutsche Bank AG	2/10/16	(33,501)
USD	218,925	MXN	3,745,660	BNP Paribas S.A.	2/18/16	(109)
Total						$225,076

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts		Value
Goodyear Tire & Rubber Co.	Call	10/16/15	USD	31.00	6	$	150
Salesforce.com, Inc.	Call	12/18/15	USD	72.50	3		1,012
Salesforce.com, Inc.	Call	12/18/15	USD	70.00	2		905
SPDR Gold Trust ETF[1]	Call	12/31/15	USD	110.00	130		31,460
SPDR Gold Trust ETF[1]	Call	1/15/16	USD	111.00	92		22,402
SPDR Gold Trust ETF[1]	Call	3/18/16	USD	114.00	118		32,686
SPDR Gold Trust ETF[1]	Call	3/18/16	USD	113.00	68		20,604
Total							$109,219

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
		Morgan Stanley & Co.
S&P 500 Index	Call	International PLC	10/30/15	USD	2,025.00		—	588	$2,647
USD Currency	Call	Credit Suisse International	11/03/15	JPY	125.00	USD	247	—	345
USD Currency	Call	Credit Suisse International	11/03/15	JPY	125.00	USD	247	—	345
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	247	—	345
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	247	—	345
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	245	—	342
USD Currency	Call	Credit Suisse International	11/19/15	JPY	125.00	USD	247	—	649
USD Currency	Call	Credit Suisse International	11/19/15	JPY	125.00	USD	247	—	648
Freeport-McMoRan, Inc.	Call	Deutsche Bank AG	11/20/15	USD	12.00		—	13,483	5,056
USD Currency	Call	Credit Suisse International	11/25/15	JPY	123.00	USD	247	—	1,511
USD Currency	Call	Credit Suisse International	11/25/15	JPY	123.00	USD	247	—	1,511
		Morgan Stanley & Co.
BlackRock MSJNJPTL Index	Call	International PLC	12/11/15	JPY	131.28		—	458,128	33,443
		Morgan Stanley & Co.
BlackRock MSJNJPTL Index	Call	International PLC	12/11/15	JPY	139.99		—	117,901	13,693
TOPIX Index	Call	Bank of America N.A.	12/11/15	JPY	1,525.00		—	41,760	5,500
TOPIX Index	Call	Citibank N.A.	12/11/15	JPY	1,685.00		—	90,375	2,669
		Morgan Stanley & Co.
Delta Air Lines Inc.	Call	International PLC	12/18/15	USD	47.50		—	636	1,121
		Morgan Stanley & Co.
United Continental Holdings, Inc.	Call	International PLC	12/18/15	USD	61.50		—	293	311
Abbott Laboratories	Call	Citibank N.A.	1/15/16	USD	49.00		—	12,800	1,839
Activision Blizzard, Inc.	Call	Deutsche Bank AG	1/15/16	USD	19.00		—	12,901	156,102
Bank of America Corp.	Call	Goldman Sachs International	1/15/16	USD	16.50		—	35,800	18,804
Citigroup, Inc.	Call	Goldman Sachs International	1/15/16	USD	50.50		—	16,600	43,158

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
General Electric Co.	Call	Deutsche Bank AG	1/15/16	USD	28.50	—	25,164	$3,781
Gilead Sciences, Inc.	Call	Citibank N.A.	1/15/16	USD	95.00	—	2,600	24,050
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	1/15/16	USD	220.00	—	1,900	722
		Morgan Stanley & Co.
Ingersoll-Rand PLC	Call	International PLC	1/15/16	USD	63.50	—	4,045	532
International Business
Machines Corp.	Call	Barclays Bank PLC	1/15/16	USD	182.00	—	2,550	188
International Business
Machines Corp.	Call	Deutsche Bank AG	1/15/16	USD	182.00	—	2,551	188
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/16	USD	59.00	—	12,800	53,440
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/16	USD	59.00	—	25,524	5,535
MetLife, Inc.	Call	Goldman Sachs International	1/15/16	USD	57.50	—	20,332	4,473
Pfizer, Inc.	Call	Citibank N.A.	1/15/16	USD	33.00	—	50,900	48,355
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/16	USD	90.00	—	15,778	10,729
Wells Fargo & Co.	Call	Goldman Sachs International	1/15/16	USD	60.00	—	6,400	1,024
TOPIX Index	Call	Citibank N.A.	3/11/16	JPY	1,690.00	—	123,985	12,802
Baxter International, Inc.	Call	Goldman Sachs International	3/18/16	USD	72.75	—	5,033	8,097
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	103.00	—	25,184	40,498
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	46.00	—	18,800	13,604
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	99.00	—	2,440	24,591
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	220.00	—	4,500	5,606
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	15.75	—	25,066	7,262
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	40.75	—	18,800	6,293
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	45.50	—	18,800	11,878
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	63.50	—	5,000	11,877
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	59.00	—	18,800	13,701
TOPIX Index	Call	Citibank N.A.	6/10/16	JPY	1,675.00	—	80,641	15,086
		Morgan Stanley & Co.
TOPIX Index	Call	International PLC	6/10/16	JPY	1,675.00	—	42,800	8,007
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/16/16	EUR	415.00	—	1,600	5,751
TAIEX Index	Call	Citibank N.A.	9/21/16	TWD	9,000.77	—	2,200	9,861
TAIEX Index	Call	Citibank N.A.	9/21/16	TWD	9,483.14	—	2,045	4,989
STOXX Europe 600 Index	Call	Credit Suisse International	12/16/16	EUR	400.00	—	2,689	21,423
TAIEX Index	Call	Goldman Sachs International	12/21/16	TWD	9,677.00	—	2,100	6,068
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,450.00	—	181	26,446
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61	—	1,670	42,523
EURO STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,500.00	—	168	23,377
EURO STOXX 50 Index	Call	Bank of America N.A.	9/15/17	EUR	3,600.00	—	181	23,702
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/15/17	EUR	372.06	—	1,076	20,452
EURO STOXX 50 Index	Call	Barclays Bank PLC	12/15/17	EUR	3,500.00	—	185	32,496
Nikkei 225 Index	Call	Goldman Sachs International	3/09/18	JPY	21,968.28	—	5,319	32,224
EURO STOXX 50 Index	Call	Goldman Sachs International	3/16/18	EUR	3,500.00	—	154	28,064
EURO STOXX 50 Index	Call	UBS AG	6/15/18	EUR	3,600.00	—	74	11,838
EURO STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55	—	77	17,439
Russell 2000 Index	Put	Bank of America N.A.	10/16/15	USD	1,130.00	—	1,762	67,220
S&P 500 Index	Put	BNP Paribas S.A.	10/16/15	USD	1,925.00	—	578	24,738
S&P 500 Index	Put	Credit Suisse International	10/16/15	USD	1,920.00	—	1,224	48,838
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	BNP Paribas S.A.	2/17/16	BRL	46,600.00	—	13	10,840
Ibovespa Brasil Sao Paulo		Morgan Stanley & Co.
Stock Exchange Index	Put	International PLC	2/17/16	BRL	47,000.00	—	15	13,158
		Morgan Stanley & Co.
Gentex Corp.	Put	International PLC	3/18/16	USD	15.00	—	4,924	5,170

40	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Gentex Corp.	Put	UBS AG	3/18/16	USD	15.00	—	1,216	$1,277
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	8/17/16	BRL	51,369.43	—	31	40,942
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	8/17/16	BRL	49,122.00	—	13	14,112
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Goldman Sachs International	8/17/16	BRL	51,370.00	—	10	16,065
Total								$1,171,716

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
	Goldman Sachs
10-Year Interest Rate Swap	International	Call	2.00%	Receive	3-month LIBOR	11/20/15	USD	7,470	$68,212
	Goldman Sachs
5-Year Interest Rate Swap	International	Call	1.45%	Receive	3-month LIBOR	11/24/15	USD	14,930	84,789
	Goldman Sachs				6-month JPY
10-Year Interest Rate Swap	International	Put	1.35%	Pay	LIBOR	1/25/16	JPY	112,455	885
	Goldman Sachs				6-month JPY
10-Year Interest Rate Swap	International	Put	1.35%	Pay	LIBOR	1/25/16	JPY	55,805	439
					6-month JPY
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	LIBOR	7/29/16	JPY	64,600	2,250
					6-month JPY
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	LIBOR	4/04/18	JPY	64,546	2,677
Total									$159,252

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Aetna, Inc.	Call	10/16/2015	USD	130.00	2	$(26)
Philip Morris International, Inc.	Call	12/18/2015	USD	85.00	15	(1,223)
Salesforce.com, Inc.	Call	12/18/2015	USD	80.00	5	(605)
Goodyear Tire & Rubber Co.	Put	10/16/2015	USD	28.00	6	(270)
Google, Inc., Class A	Put	12/18/2015	USD	600.00	1	(2,005)
Salesforce.com, Inc.	Put	12/18/2015	USD	67.50	5	(1,925)
Molson Coors Brewing Company, Class B	Put	1/15/2016	USD	65.00	8	(1,280)
Total						$(7,334)

OTC Barrier Options Written
Description	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
	Goldman Sachs
Nikkei 225 Index	International	3/09/18	JPY	17,974.04	JPY	14,978.37	(5,319)	$(124,909)
EURO STOXX 50 Index	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	(77)	(25,333)
Total								$(150,242)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Freeport-McMoRan, Inc.	Call	Deutsche Bank AG	11/20/15	USD	15.00	13,483	$(1,618)
TOPIX Index	Call	Citibank N.A.	12/11/15	JPY	1,800.00	90,375	(799)
		Morgan Stanley & Co.
Delta Air Lines Inc.	Call	International PLC	12/18/15	USD	54.00	636	(222)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
United Continental Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	12/18/15	USD	70.00	293	$(73)
Abbott Laboratories	Call	Citibank N.A.	1/15/16	USD	55.00	12,800	(640)
Activision Blizzard, Inc.	Call	Deutsche Bank AG	1/15/16	USD	24.00	12,901	(94,822)
Bank of America Corp.	Call	Goldman Sachs International	1/15/16	USD	19.00	35,800	(3,550)
Citigroup, Inc.	Call	Goldman Sachs International	1/15/16	USD	57.50	16,600	(8,051)
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/16	USD	66.00	12,800	(14,201)
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/16	USD	65.00	25,524	(1,659)
MetLife, Inc.	Call	Goldman Sachs International	1/15/16	USD	67.50	20,332	(724)
Pfizer, Inc.	Call	Citibank N.A.	1/15/16	USD	37.50	50,900	(6,857)
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/16	USD	105.00	15,778	(4,260)
United Continental Holdings, Inc.	Call	Citibank N.A.	1/15/16	USD	60.00	2,207	(4,171)
Valeant Pharmaceuticals
International, Inc.	Call	Barclays Bank PLC	1/15/16	USD	240.00	400	(1,220)
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Call	BNP Paribas S.A.	2/17/16	BRL	51,000.00	13	(6,146)
Ibovespa Brasil Sao Paulo		Morgan Stanley & Co.
Stock Exchange Index	Call	International PLC	2/17/16	BRL	51,500.00	15	(6,469)
Baxter International, Inc.	Call	Goldman Sachs International	3/18/16	USD	82.00	5,033	(2,198)
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	113.00	6,296	(2,539)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	51.25	18,800	(4,426)
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	107.50	2,440	(16,187)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	245.00	4,500	(1,611)
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	17.90	25,066	(6,033)
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	46.00	18,800	(6,404)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	51.75	18,800	(4,924)
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	73.00	5,000	(3,342)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	66.00	18,800	(4,129)
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL	60,785.00	13	(4,373)
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL	63,004.60	31	(7,428)
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Call	Goldman Sachs International	8/17/16	BRL	63,000.00	10	(1,599)
Russell 2000 Index	Put	Bank of America N.A.	10/16/15	USD	1,025.00	1,762	(6,426)
S&P 500 Index	Put	BNP Paribas S.A.	10/16/15	USD	1,800.00	578	(5,520)
S&P 500 Index	Put	Credit Suisse International	10/16/15	USD	1,790.00	1,224	(9,425)
		Morgan Stanley & Co.
BlackRock MSJNJPTL Index	Put	International PLC	12/11/15	JPY	137.22	117,901	(7,284)
		Morgan Stanley & Co.
BlackRock MSJNJPTL Index	Put	International PLC	12/11/15	JPY	128.68	458,128	(33,761)
TOPIX Index	Put	Bank of America N.A.	12/11/15	JPY	1,525.00	41,760	(47,487)
TOPIX Index	Put	Citibank N.A.	12/11/15	JPY	1,535.00	90,375	(108,534)
		Morgan Stanley & Co.
Delta Air Lines Inc.	Put	International PLC	12/18/15	USD	43.00	636	(1,390)
United Continental Holdings, Inc.	Put	Morgan Stanley & Co. International PLC	12/18/15	USD	55.00	293	(1,450)
		Morgan Stanley & Co.
Ingersoll-Rand PLC	Put	International PLC	1/15/16	USD	56.00	4,045	(26,415)
Mylan, Inc.	Put	Barclays Bank PLC	1/15/16	USD	60.00	1,850	(37,509)
Twitter, Inc.	Put	Citibank N.A.	1/15/16	USD	30.00	4,167	(20,731)
TOPIX Index	Put	Citibank N.A.	3/11/16	JPY	1,485.00	123,985	(136,523)
General Electric Co.	Put	Deutsche Bank AG	3/18/16	USD	23.00	4,895	(4,724)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/16	USD	90.00	2,440	(18,056)

42	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Teva Pharmaceutical Industries Ltd.	Put	Deutsche Bank AG	5/20/16	USD	55.00	5,000	$(23,931)
TOPIX Index	Put	Citibank N.A.	6/10/16	JPY	1,475.00	40,320	(50,296)
TOPIX Index	Put	Citibank N.A.	6/10/16	JPY	1,500.00	40,321	(50,248)
		Morgan Stanley & Co.
TOPIX Index	Put	International PLC	6/10/16	JPY	1,450.00	42,800	(48,173)
TAIEX Index	Put	Citibank N.A.	9/21/16	TWD	8,691.29	2,045	(66,135)
TAIEX Index	Put	Citibank N.A.	9/21/16	TWD	8,100.70	2,200	(52,279)
TAIEX Index	Put	Goldman Sachs International	12/21/16	TWD	8,868.97	2,100	(82,476)
Total							$(1,059,448)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
	Goldman Sachs
5-Year Interest Rate Swap	International	Call	1.25%	Pay	3-month LIBOR	11/24/15	USD	14,930	$(31,523)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.IG Series 24 Version 1	1.00%	6/20/20	BBB+	USD	1,233	$ (9,295)
iTraxx Crossover Series 23 Version 1	5.00%	6/20/20	B+	EUR	367	(31,774)
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	BBB+	USD	504	(2,385)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	B+	EUR	1,496	(20,869)
Total						$(64,323)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	N/A	3/11/17	USD 5,880	$ (37,323)
0.75%[1]	3-month LIBOR	N/A	3/11/17	USD 2,027	(9,154)
1.08%[1]	3-month LIBOR	N/A	4/07/17	USD 13,120	(148,990)
0.77%[1]	3-month LIBOR	N/A	4/07/17	USD 2,015	(56,771)
1.88%[2]	3-month LIBOR	N/A	3/11/20	USD 2,420	64,033
1.95%[1]	3-month LIBOR	N/A	9/11/22	USD 1,240	(22,098)
2.71%[2]	3-month LIBOR	9/28/20[3]	9/28/23	USD 4,960	15,473
2.22%[2]	3-month LIBOR	N/A	4/07/25	USD 2,630	85,301
3.05%[2]	3-month LIBOR	9/17/20[3]	9/17/25	USD 1,243	19,867
2.99%[2]	3-month LIBOR	9/17/20[3]	9/17/25	USD 1,243	16,839
3.03%[2]	3-month LIBOR	9/18/20[3]	9/18/25	USD 2,136	32,791
Total					$ (40,032)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC Currency Swaps
		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Received	Unrealized Depreciation
0.10%	1.23%	JPY	51,850	USD	431	Bank of America N.A.	3/15/2017	$(1,339)	—	$(1,339)

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
2.06%[1]	6-month WIBOR	Deutsche Bank AG	3/17/20	PLN	777	$3,271	—	$3,271
2.05%[1]	6-month WIBOR	Deutsche Bank AG	3/19/20	PLN	259	1,309	—	1,309
Total						$4,580	—	$4,580

[1]	Fund pays the floating rate and receives the fixed rate.

OTC Total Return Swaps
Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Siloam International	1-month LIBOR plus	Credit Suisse
Hospitals	0.50%[1]	International	2/08/16	65,600	$(13,290)	—	$(13,290)
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2015	JPY 13,175,000[2]	BNP Paribas S.A.	3/31/16	5	26,716	—	26,716
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2015	JPY 13,400,000[2]	BNP Paribas S.A.	3/31/16	5	24,841	—	24,841
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2016	JPY 13,925,000[2]	BNP Paribas S.A.	3/31/17	5	35,010	—	35,010
SGX Nikkei Stock
Average Dividend
Point Index Future
December 2016	JPY 14,175,000[2]	BNP Paribas S.A.	3/31/17	5	32,926	—	32,926
EURO STOXX 50
Dividend Futures
December 2017	EUR 114,200[2]	BNP Paribas S.A.	12/15/17	10	(9,721)	—	(9,721)
EURO STOXX 50
Dividend Futures
December 2017	EUR 115,273[2]	BNP Paribas S.A.	12/15/17	10	(10,920)	—	(10,920)
EURO STOXX 50
Dividend Futures
December 2018	EUR 113,475[2]	BNP Paribas S.A.	12/21/18	10	(13,493)	—	(13,493)
EURO STOXX 50
Dividend Futures
December 2018	EUR 67,800[2]	BNP Paribas S.A.	12/21/18	6	(7,777)	—	(7,777)
EURO STOXX 50
Dividend Futures
December 2018	EUR 55,950[2]	BNP Paribas S.A.	12/21/18	5	(5,866)	—	(5,866)
Total					$ 58,426	—	$ 58,426

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.
[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

44	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$262,930	—	$262,930
Belgium	$110,025	153,365	—	263,390
Brazil	270,646	—	—	270,646
Canada	2,378,894	—	—	2,378,894
China	504,243	872,700	—	1,376,943
Cyprus	12,693	—	—	12,693
Denmark	—	47,051	—	47,051
Egypt	52,775	—	—	52,775
France	293,471	4,379,616	—	4,673,087
Germany	—	1,538,263	—	1,538,263
Hong Kong	—	1,508,899	—	1,508,899
India	—	784,529	—	784,529
Indonesia	—	102,382	—	102,382
Ireland	535,917	417,280	—	953,197
Israel	1,365,054	—	—	1,365,054
Italy	157,194	1,183,790	—	1,340,984
Japan	—	19,225,701	—	19,225,701
Kazakhstan	55,027	—	—	55,027
Malaysia	—	423,291	—	423,291
Mexico	580,943	—	—	580,943
Netherlands	364,023	1,427,340	—	1,791,363
Norway	—	673,802	—	673,802
Portugal	—	144,850	—	144,850
Singapore	15,876	1,595,047	—	1,610,923
South Africa	—	65,207	—	65,207
South Korea	—	1,311,888	—	1,311,888
Spain	—	541,364	—	541,364
Sweden	—	361,591	—	361,591
Switzerland	12,277	3,083,768	—	3,096,045
Taiwan	—	471,119	—	471,119
Thailand	123,191	146,593	—	269,784
United Arab Emirates	248,218	146,811	—	395,029
United Kingdom	1,316,062	6,027,908	$200,182	7,544,152
United States	63,896,992	—	17,080	63,914,072
Corporate Bonds	—	13,640,580	1,793,797	15,434,377
Credit Linked Notes	—	809,114	—	809,114
Floating Rate Loan Interests	—	2,482,248	484,458	2,966,706
Foreign Agency Obligations	—	1,981,385	—	1,981,385
Foreign Government Obligations	—	11,923,488	—	11,923,488
Investment Companies	2,275,305	—	—	2,275,305
Non-Agency Mortgage-Backed Securities	—	—	203,948	203,948
Preferred Securities	3,221,834	4,201,814	2,719,231	10,142,879
U.S. Government Sponsored Agency Securities	—	882,704	—	882,704
U.S. Treasury Obligations	—	16,145,754	—	16,145,754
Warrants	37,017	—	—	37,017
Short-Term Securities:
Foreign Agency Obligations	—	11,913,728	—	11,913,728
Money Market Funds	2,773,431	3,900,968	—	6,674,399
Time Deposits	—	142,796	—	142,796
U.S. Treasury Obligations	—	31,738,645	—	31,738,645
Options Purchased:
Equity Contracts	109,219	1,165,675	—	1,274,894
Foreign Currency Exchange Contracts	—	6,041	—	6,041
Interest Rate Contracts	—	159,252	—	159,252
Liabilities:
Investments:
Investments Sold Short	(485,575)	(122,902)	—	(608,477)

Total	$80,224,752	$147,868,375	$5,418,696	$233,511,823

46	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$216,965	$ 119,493	—	$ 336,458
Foreign currency exchange contracts	—	510,469	—	510,469
Interest rate contracts	—	238,884	—	238,884
Liabilities:
Credit contracts	—	(64,323)	—	(64,323)
Equity contracts	(35,581)	(1,270,757)	—	(1,306,338)
Foreign currency exchange contracts	—	(285,393)	—	(285,393)
Interest rate contracts	—	(307,198)	—	(307,198)

Total	$181,384	$ (1,058,825)	—	$ (877,441)

[1]  Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$219,528	—	—	$219,528
Cash held for securities sold short	607,152	—	—	607,152
Foreign currency at value	5,730	—	—	5,730
Cash pledged for centrally cleared swaps	405,030	—	—	405,030
Liabilities:
Cash received as collateral for OTC derivatives	—	$(390,000)	—	(390,000)
Collateral on securities loaned at value	—	(3,900,968)	—	(3,900,968)

Total	$1,237,441	$(4,290,968)	—	$(3,053,527)

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
Common Stocks	$146,783	$(2,548,293)	$2,548,293	$(146,783)
Preferred Securities	—	(115,452)	115,452	—
Warrants	92,275	—	—	(92,275)

Total	$239,058	$(2,663,745)	$2,663,745	$(239,058)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2014	$211,645	$1,141,486	$457,843	—	$2,276,451	$4,087,425
Transfers into Level 3	30,539	94,029	—	—	—	124,568
Transfers out of Level 3	—	(359,520)	(277,698)	—	(129,630)	(766,848)
Accrued discounts/premiums	—	2,041	296	$ 426	—	2,763
Net realized gain (loss)	—	104	—	—	—	104
Net change in unrealized appreciation (depreciation)[2]	(41,566)	(89,929)	(51,478)	(6,394)	64,016	(125,351)
Purchases	16,644	1,006,661	355,495	209,916	508,394	2,097,110
Sales	—	(1,075)	—	—	—	(1,075)

Closing balance, as of September 30, 2015	$217,262	$1,793,797	$484,458	$203,948	$2,719,231	$5,418,696

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$(41,566)	$(89,929)	$(51,478)	$ (6,394)	$64,016	$(125,351)

[2]  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	47

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $826,900.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$192,558	Market Comparable Companies	Run Rate EBITDA Multiple[2]	20.50x
		Probability-Weighted Expected Return Model	Discount Rate[2]	20.00%
			IPO Exit Probability[1]	65.00%
			Projected Revenue Multiple[2]	11.50x-15.50x
			Revenue Growth Rate[2]	74.70%
			Years to IPO[2]	1-2
Corporate Bonds	1,680,007	Discounted Cash Flow	Discount Rate[2]	15.00%
		Market Comparable Companies	Run Rate EBITDA Multiple[2]	20.50x
		Recovery Value	Recovery Rate	—
		Option Pricing Model	Current Fiscal Year Revenue Multiple[1]	1.18x
			Risk Free Rate[2]	0.63%
			Volatility[1]	49.00%
			Years to IPO[2]	1-2
Preferred Stocks	2,084,438	Market Comparable Companies	Compounded Annual Net Revenue Growth Rate[1]	61.10% - 94.00%[3]
			Net Revenue Multiple[1]	24.75x
			Net Revenue Growth Rate[1]	372.80%
			Projected Revenue Multiple[1]	6.5x - 21.0x3
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Revenue Growth Rate[2]	55.77%
			Projected Revenue Multiple[1]	16.75x - 26.75x
			Years to IPO[2]	1-2
	634,793	Probability-Weighted Expected Return Model	Discount Rate[2]	20.00%
			IPO Exit Probability[1]	65.00% - 85.00%[4]
			Revenue Growth Rate[2]	74.70% - 156.90%[4]
			Projected Revenue Multiple[1]	7.25x - 15.75x4
			Years to IPO[2]	1-2

Total	$4,591,796

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]	The weighted average of unobservable inputs are as follows: 77.98% for Compounded Annual Net Revenue Growth Rate and 13.94x for 2016 Projected Revenue Multiple.

[4]	The weighted average of unobservable inputs are as follows: 77.14% for IPO Exit Probability, 12.29x for Projected Revenue Multiple, and 124.60% for Revenue Growth Rate.

48	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (a)		883	$21,042
Capital Markets — 1.0%
American Capital Ltd. (a)		27,350	332,576
Chemicals — 0.2%
Advanced Emissions Solutions, Inc. (a)		660	4,356
Huntsman Corp.		5,169	50,088

			54,444
Communications Equipment — 0.3%
Nokia OYJ — ADR		13,999	94,913
Consumer Finance — 1.4%
Ally Financial, Inc. (a)		17,050	347,479
Ally Financial, Inc. (a)		6,472	131,899

			479,378
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,362	8,043
Hotels, Restaurants & Leisure — 1.0%
Amaya, Inc. (a)		18,250	332,726
Insurance — 0.5%
American International Group, Inc.		2,735	155,403
Media — 0.2%
Time Warner Cable, Inc.		423	75,874
Metals & Mining — 0.0%
Constellium NV, Class A (a)		991	6,005
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		1,150	45,782
Total Common Stocks — 4.8%			1,606,186

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.1%
Bombardier, Inc., 7.50%, 3/15/25 (b)	USD	29	21,750
TransDigm, Inc.:
5.50%, 10/15/20		39	37,172
6.00%, 7/15/22		190	177,175
6.50%, 7/15/24		124	116,541

			352,638
Air Freight & Logistics — 0.8%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	112,858
XPO Logistics, Inc.:
7.88%, 9/01/19 (b)	USD	90	87,750
6.50%, 6/15/22 (b)		97	82,026

			282,634

Corporate Bonds		Par (000)	Value
Airlines — 1.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (b)	USD	26	$23,595
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		197	202,315
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	124,500
National Air Cargo Group, Inc.:
11.88%, 5/02/18		39	39,492
11.88%, 5/08/18		40	40,378
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		91	92,229

			522,509
Auto Components — 1.1%
Affinia Group, Inc., 7.75%, 5/01/21		15	15,750
Delphi Corp., 5.00%, 2/15/23		20	20,700
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		90	94,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 8/01/20		30	30,825
5.88%, 2/01/22		108	108,675
ZF North America Capital, Inc., 2.75%, 4/27/23	EUR	100	100,567

			370,792
Banks — 1.4%
Bankia SA, 4.00%, 5/22/24 (c)		100	107,721
CIT Group, Inc., 5.00%, 8/01/23	USD	140	139,125
Novo Banco SA, 4.75%, 1/15/18	EUR	100	105,850
UniCredit SpA, 6.95%, 10/31/22		100	127,932

			480,628
Beverages — 0.0%
Constellation Brands, Inc., 4.25%, 5/01/23	USD	10	9,963
Building Products — 1.3%
Builders FirstSource, Inc., 10.75%, 8/15/23 (b)		20	19,975
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		105	106,050
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		72	71,640
Hillman Group, Inc., 6.38%, 7/15/22 (b)		30	27,600
Masonite International Corp., 5.63%, 3/15/23 (b)		31	31,620
Ply Gem Industries, Inc., 6.50%, 2/01/22		105	100,800
Ryland Group, Inc., 6.63%, 5/01/20		6	6,525
USG Corp.:
9.75%, 1/15/18		60	66,750
5.88%, 11/01/21 (b)		8	8,300
5.50%, 3/01/25 (b)		10	9,975

			449,235

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	S&P	Standard & Poor’s
AKA	Also Known As	FKA	Formerly Known As	USD	U.S. Dollar
CAD	Canadian Dollar	PIK	Payment-in-kind

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	49

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets — 0.4%
E*TRADE Financial Corp.:
0.00%, 8/31/19 (b)(d)(e)	USD	37	$93,824
5.38%, 11/15/22		39	41,340
Series A, 0.00%, 8/31/19 (d)(e)		1	2,536

			137,700
Chemicals — 0.7%
Chemours Co.:
6.63%, 5/15/23 (b)		44	29,590
7.00%, 5/15/25 (b)		29	19,067
Huntsman International LLC, 4.88%, 11/15/20		36	31,280
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		82	63,140
Escrow, 8.88%, 10/15/20 (a)(f)		82	—
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		122	104,920

			247,997
Commercial Services & Supplies — 1.1%
Acosta, Inc., 7.75%, 10/01/22 (b)		55	52,044
ADS Waste Holdings, Inc., 8.25%, 10/01/20		33	32,917
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		63	57,645
Hertz Corp., 7.38%, 1/15/21		40	41,300
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (b)(g)		30	30,075
Laureate Education, Inc., 9.25%, 9/01/19 (b)		40	31,400
Mobile Mini, Inc., 7.88%, 12/01/20		50	51,875
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		25	25,594
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		62	60,450

			383,300
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		232	229,680
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (b)		44	43,890
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		53	50,847
CommScope, Inc.:
4.38%, 6/15/20 (b)		42	41,685
5.50%, 6/15/24 (b)		13	12,415
Nokia OYJ, 6.63%, 5/15/39		47	49,115
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		75	68,250

			495,882
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		43	44,397
Construction & Engineering — 1.4%
Abengoa Greenfield SA, 6.50%, 10/01/19 (b)		200	75,000
AECOM, 5.88%, 10/15/24 (b)		44	44,330
Aguila 3 SA, 7.88%, 1/31/18 (b)		150	151,125
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	96,991
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	31	27,667
Modular Space Corp., 10.25%, 1/31/19 (b)		121	84,095

			479,208
Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 9/30/24		73	72,087
4.63%, 3/30/25		24	22,680
8.00%, 11/01/31		272	315,096
DFC Finance Corp., 10.50%, 6/15/20 (b)		40	23,500

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Navient Corp.:
5.50%, 1/25/23	USD	5	$3,966
6.13%, 3/25/24		5	4,000
5.88%, 10/25/24		5	3,925

			445,254
Containers & Packaging — 0.4%
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		14	13,790
6.00%, 6/15/17 (b)		20	19,575
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		12	12,435
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		27	26,460
Sealed Air Corp.:
4.88%, 12/01/22 (b)		11	10,876
5.13%, 12/01/24 (b)		40	39,200
6.88%, 7/15/33 (b)		20	20,050

			142,386
Distributors — 0.3%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)		95	96,900
Diversified Consumer Services — 0.1%
Service Corp. International, 5.38%, 5/15/24		27	28,114
Diversified Financial Services — 0.7%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	192,375
MSCI, Inc., 5.75%, 8/15/25 (b)		28	28,210

			220,585
Diversified Telecommunication Services — 5.4%
Avaya, Inc.:
7.00%, 4/01/19 (b)		46	36,455
10.50%, 3/01/21 (b)		28	12,880
CenturyLink, Inc., Series S, 6.45%, 6/15/21		15	13,725
Frontier Communications Corp.:
6.25%, 9/15/21		35	29,137
7.13%, 1/15/23		35	28,767
7.63%, 4/15/24		13	10,855
6.88%, 1/15/25		50	39,500
11.00%, 9/15/25 (b)		72	69,660
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		31	24,180
5.50%, 8/01/23		129	106,425
Level 3 Financing, Inc.:
6.13%, 1/15/21		10	10,280
5.38%, 8/15/22		31	30,147
5.63%, 2/01/23		71	69,757
5.13%, 5/01/23 (b)		73	69,806
5.38%, 5/01/25 (b)		150	142,405
Telecom Italia Capital SA, 6.00%, 9/30/34		60	55,500
Telecom Italia SpA, 3.25%, 1/16/23	EUR	100	108,577
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		100	116,282
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (b)	USD	200	184,000
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	110	121,071
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20	USD	139	150,815
6.00%, 4/01/23 (b)		159	154,230
6.38%, 5/15/25 (b)		50	48,000
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)		200	183,000

			1,815,454

50	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.6%
Talen Energy Supply LLC, 6.50%, 6/01/25 (b)	USD	22	$18,920
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(f)(g)		1,540	192,500

			211,420
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20		17	11,900
Sensata Technologies BV:
5.63%, 11/01/24 (b)		17	16,957
5.00%, 10/01/25 (b)		48	45,060

			73,917
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		55	57,489
5.00%, 9/01/23		21	21,153
5.50%, 12/01/24		112	112,000

			190,642
Energy Equipment & Services — 0.3%
Seventy Seven Energy, Inc., 6.50%, 7/15/22		24	9,360
Transocean, Inc.:
3.00%, 10/15/17		35	31,675
6.00%, 3/15/18		50	45,750
6.50%, 11/15/20		15	11,475
4.30%, 10/15/22		5	3,088

			101,348
Food & Staples Retailing — 0.8%
Rite Aid Corp.:
9.25%, 3/15/20		20	21,250
6.75%, 6/15/21		37	37,925
6.13%, 4/01/23 (b)		175	173,687
7.70%, 2/15/27		15	17,100

			249,962
Food Products — 0.5%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (b)		30	27,600
Post Holdings, Inc.:
7.75%, 3/15/24 (b)		62	63,550
8.00%, 7/15/25 (b)		32	32,960
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		11	11,275
WhiteWave Foods Co., 5.38%, 10/01/22		20	20,750

			156,135
Health Care Equipment & Supplies — 0.7%
Alere, Inc.:
7.25%, 7/01/18		30	31,200
8.63%, 10/01/18		17	17,367
6.50%, 6/15/20		13	13,195
6.38%, 7/01/23 (b)		29	29,435
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		116	113,100
Hologic, Inc., 5.25%, 7/15/22 (b)		39	39,390

			243,687
Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		25	24,625
5.63%, 2/15/23		9	9,045
5.63%, 2/15/23 (b)		25	25,125
Amsurg Corp., 5.63%, 7/15/22		118	117,853
Centene Corp., 4.75%, 5/15/22		46	45,770
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		33	33,700

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24	USD	95	$93,290
5.00%, 5/01/25		90	86,400
Envision Healthcare Corp., 5.13%, 7/01/22 (b)		35	34,913
ExamWorks Group, Inc., 5.63%, 4/15/23		35	35,481
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (b)		39	38,513
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (b)		19	18,953
HCA, Inc.:
7.50%, 2/15/22		133	150,290
5.88%, 3/15/22		38	40,755
4.75%, 5/01/23		39	39,137
5.00%, 3/15/24		62	62,155
5.38%, 2/01/25		171	169,290
5.25%, 4/15/25		40	40,850
Series 1, 5.88%, 5/01/23		36	37,350
HealthSouth Corp.:
5.75%, 11/01/24		50	49,375
5.75%, 11/01/24 (b)		25	24,687
5.75%, 9/15/25 (b)		35	33,950
Kindred Healthcare, Inc., 6.38%, 4/15/22		20	19,850
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (b)		25	25,000
Omnicare, Inc.:
4.75%, 12/01/22		17	18,360
5.00%, 12/01/24		14	15,190
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (b)		17	16,830
Tenet Healthcare Corp.:
4.75%, 6/01/20		70	70,700
3.84%, 6/15/20 (b)(c)		35	34,759
4.50%, 4/01/21		16	15,760
4.38%, 10/01/21		12	11,700
8.13%, 4/01/22		105	111,605
6.75%, 6/15/23		68	67,490
Truven Health Analytics, Inc., 10.63%, 6/01/20		40	41,800
WellCare Health Plans, Inc., 5.75%, 11/15/20		21	21,840

			1,682,391
Hotels, Restaurants & Leisure — 2.3%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (b)		50	50,750
Boyd Gaming Corp., 6.88%, 5/15/23		83	84,245
MGM Resorts International:
6.75%, 10/01/20		60	61,950
6.63%, 12/15/21		29	29,725
7.75%, 3/15/22		26	27,690
6.00%, 3/15/23		95	92,269
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		75	79,375
Snai SpA, 7.63%, 6/15/18	EUR	100	112,858
Station Casinos LLC, 7.50%, 3/01/21	USD	78	81,120
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19 (b)		150	150,000

			769,982
Household Durables — 1.1%
Beazer Homes USA, Inc.:
6.63%, 4/15/18		9	9,067
5.75%, 6/15/19		9	8,438
7.50%, 9/15/21		25	23,937
Jarden Corp., 7.50%, 5/01/17		30	32,025
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		13	12,317
Lennar Corp., 4.50%, 11/15/19		53	53,451
PulteGroup, Inc., 6.38%, 5/15/33		10	10,275

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	51

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Household Durables (continued)
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	USD	46	$47,035
Standard Pacific Corp., 8.38%, 1/15/21		84	98,700
Tempur Sealy International, Inc., 5.63%, 10/15/23 (b)		3	3,011
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		30	29,400
5.88%, 6/15/24		35	34,300

			361,956
Household Products — 0.5%
HRG Group, Inc., 7.88%, 7/15/19 (b)		26	26,975
Spectrum Brands, Inc.:
6.63%, 11/15/22		40	42,300
6.13%, 12/15/24 (b)		53	54,590
5.75%, 7/15/25 (b)		50	51,000

			174,865
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp., 5.50%, 3/15/24		7	6,206
Calpine Corp.:
6.00%, 1/15/22 (b)		15	15,544
5.38%, 1/15/23		26	24,245
5.88%, 1/15/24 (b)		30	30,900
5.50%, 2/01/24		75	69,750
Dynegy, Inc., 6.75%, 11/01/19		95	95,237
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		38	38,929
NRG Energy, Inc., 6.25%, 5/01/24		18	15,885
NRG Yield Operating LLC, 5.38%, 8/15/24		30	26,325
TerraForm Power Operating LLC, 6.13%, 6/15/25 (b)		13	11,245

			334,266
Insurance — 0.4%
CNO Financial Group, Inc., 4.50%, 5/30/20		13	13,260
Genworth Holdings, Inc., 4.80%, 2/15/24		25	18,750
HUB International Ltd., 7.88%, 10/01/21 (b)		46	43,930
Radian Group, Inc.:
2.25%, 3/01/19 (d)		22	33,165
5.25%, 6/15/20		38	37,739

			146,844
IT Services — 0.2%
Sabre GLBL, Inc., 5.38%, 4/15/23 (b)		29	28,565
WEX, Inc., 4.75%, 2/01/23 (b)		40	38,200

			66,765
Life Sciences Tools & Services — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		85	73,100
DPx Holdings BV, 7.50%, 2/01/22 (b)		20	20,200
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		92	89,470
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		12	11,910

			194,680
Machinery — 1.0%
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	100	107,696
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	88,882

Corporate Bonds		Par (000)	Value
Machinery (continued)
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (b)	USD	31	$21,777
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)	EUR	100	115,453

			333,808
Media — 6.8%
Altice Luxembourg SA, 7.25%, 5/15/22		100	105,315
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (b)	USD	200	192,000
AMC Networks, Inc., 4.75%, 12/15/22		37	34,873
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		15	15,075
5.88%, 5/01/27 (b)		126	116,865
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(e)(f)		166	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		20	17,613
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		151	151,566
CSC Holdings LLC, 5.25%, 6/01/24		20	15,775
DISH DBS Corp.:
5.13%, 5/01/20		81	75,937
5.00%, 3/15/23		10	8,375
5.88%, 11/15/24		103	87,486
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		4	3,880
Gray Television, Inc., 7.50%, 10/01/20		16	16,400
iHeartCommunications, Inc.:
9.00%, 12/15/19		26	22,360
9.00%, 3/01/21		86	72,261
9.00%, 9/15/22		80	65,600
Interactive Data Corp., 5.88%, 4/15/19 (b)		70	70,000
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		23	24,035
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		40	39,800
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		65	67,275
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		42	40,687
Numericable-SFR SAS, 6.00%, 5/15/22 (b)		200	192,750
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/24		7	7,096
5.63%, 2/15/24 (b)		15	15,206
Radio One, Inc., 7.38%, 4/15/22 (b)		10	9,300
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		30	30,975
Regal Entertainment Group, 5.75%, 2/01/25		18	17,010
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (b)		20	19,550
4.63%, 5/15/23 (b)		10	9,350
6.00%, 7/15/24 (b)		20	20,100
5.38%, 4/15/25 (b)		109	104,095
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		7	6,230
Tribune Media Co., 5.88%, 7/15/22 (b)		57	55,290
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	100	105,540
Univision Communications, Inc.:
8.50%, 5/15/21 (b)	USD	23	23,920
5.13%, 5/15/23 (b)		106	100,700
5.13%, 2/15/25 (b)		132	123,750

52	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Virgin Media Finance PLC, 5.75%, 1/15/25 (b)	USD	200	$188,000

			2,272,040
Metals & Mining — 2.9%
Alcoa, Inc.:
5.13%, 10/01/24		80	76,200
5.90%, 2/01/27		2	1,930
6.75%, 1/15/28		7	7,210
5.95%, 2/01/37		3	2,700
Constellium NV, 8.00%, 1/15/23 (b)		250	221,250
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	100	107,841
First Quantum Minerals Ltd., 7.25%, 5/15/22 (b)	USD	30	18,600
Global Brass & Copper, Inc., 9.50%, 6/01/19		30	32,513
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		35	31,237
Novelis, Inc.:
8.38%, 12/15/17		25	24,250
8.75%, 12/15/20		144	138,629
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	33,163
5.25%, 4/15/23		22	20,130
5.50%, 10/01/24		3	2,751
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (b)		22	19,466
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		226	216,960

			954,830
Multiline Retail — 0.9%
Dollar Tree, Inc.:
5.25%, 3/01/20 (b)		15	15,381
5.75%, 3/01/23 (b)		241	250,037
Family Dollar Stores, Inc., 5.00%, 2/01/21		34	35,479

			300,897
Oil, Gas & Consumable Fuels — 10.8%
Antero Resources Corp.:
5.38%, 11/01/21		22	19,360
5.13%, 12/01/22		24	20,640
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		44	30,690
5.75%, 2/01/23		34	22,100
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		88	55,000
California Resources Corp.:
5.00%, 1/15/20		7	4,502
5.50%, 9/15/21		114	69,540
6.00%, 11/15/24		143	85,174
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		36	31,345
Chesapeake Energy Corp., 4.88%, 4/15/22		25	16,313
Concho Resources, Inc.:
6.50%, 1/15/22		7	6,895
5.50%, 10/01/22		23	21,907
5.50%, 4/01/23		47	44,767
CONSOL Energy, Inc., 5.88%, 4/15/22		259	174,177
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (b)		59	56,640
7.75%, 2/15/23 (b)		20	19,600
Denbury Resources, Inc.:
5.50%, 5/01/22		49	29,155
4.63%, 7/15/23		4	2,160
Diamondback Energy, Inc., 7.63%, 10/01/21		73	76,650
Energy Transfer Equity LP:
7.50%, 10/15/20		31	30,845
5.88%, 1/15/24		152	136,876
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		95	81,700

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 6/15/23	USD	36	$26,572
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		9	8,190
6.75%, 8/01/22		15	14,077
6.00%, 5/15/23		37	32,560
Gulfport Energy Corp., 7.75%, 11/01/20		38	37,335
Halcon Resources Corp., 8.63%, 2/01/20 (b)		28	23,275
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		30	25,500
Laredo Petroleum, Inc., 7.38%, 5/01/22		26	25,155
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		30	20,400
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		36	9,180
8.63%, 4/15/20		2	540
7.75%, 2/01/21		37	8,510
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 6/01/25		46	42,311
Matador Resources Co., 6.88%, 4/15/23 (b)		13	12,480
MEG Energy Corp.:
6.50%, 3/15/21 (b)		53	43,460
6.38%, 1/30/23 (b)		48	37,560
7.00%, 3/31/24 (b)		232	184,440
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		16	10,800
6.88%, 8/01/22		32	19,520
Memorial Resource Development Corp., 5.88%, 7/01/22		82	74,620
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)		12	11,400
9.63%, 6/01/19 (b)		25	23,750
7.77%, 12/15/37 (b)		45	37,800
Noble Energy, Inc., 5.88%, 6/01/22		1	998
Oasis Petroleum, Inc.:
6.50%, 11/01/21		33	26,070
6.88%, 1/15/23		35	27,125
ONEOK, Inc., 7.50%, 9/01/23		20	19,262
Paramount Resources Ltd., 6.88%, 6/30/23 (b)		30	25,800
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)		28	27,160
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23 (b)		10	8,675
Peabody Energy Corp.:
6.00%, 11/15/18		45	11,700
7.88%, 11/01/26		85	17,425
Precision Drilling Corp., 5.25%, 11/15/24		95	75,525
QEP Resources, Inc.:
5.38%, 10/01/22		14	11,900
5.25%, 5/01/23		55	45,980
Range Resources Corp.:
5.00%, 8/15/22		13	11,505
5.00%, 3/15/23		21	18,572
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		20	19,527
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (b)		15	15,000
6.00%, 1/15/19 (b)		70	67,200
6.88%, 4/15/40 (b)		53	49,290
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		11	9,680
5.63%, 11/15/23 (b)		29	25,230
RSP Permian, Inc.:
6.63%, 10/01/22		35	33,600
6.63%, 10/01/22 (b)		12	11,520

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	53

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23	USD	177	$157,087
5.75%, 5/15/24		300	267,000
5.63%, 3/01/25 (b)		96	84,600
Sabine Pass LNG LP, 6.50%, 11/01/20		40	38,700
Sanchez Energy Corp.:
7.75%, 6/15/21		22	16,280
6.13%, 1/15/23		99	66,330
SandRidge Energy, Inc., 8.13%, 10/16/22 (d)		54	11,711
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (b)		241	226,540
6.75%, 5/01/23 (b)		19	16,340
SM Energy Co.:
6.50%, 11/15/21		22	20,900
6.13%, 11/15/22		155	143,530
6.50%, 1/01/23		10	9,300
5.00%, 1/15/24		24	20,310
5.63%, 6/01/25		5	4,300
Southern Star Central Corp., 5.13%, 7/15/22 (b)		13	12,480
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		37	35,520
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (b)		19	18,525
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		60	58,500
Whiting Petroleum Corp., 6.25%, 4/01/23		47	40,655
WPX Energy, Inc., 5.25%, 9/15/24		26	20,930

			3,593,753
Paper & Forest Products — 0.3%
Clearwater Paper Corp., 4.50%, 2/01/23		8	7,400
Norbord, Inc., 6.25%, 4/15/23 (b)		25	24,453
PH Glatfelter Co., 5.38%, 10/15/20		8	8,100
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		62	60,760

			100,713
Pharmaceuticals — 3.7%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(g)		22	22,000
Concordia Healthcare Corp., 7.00%, 4/15/23 (b)		37	32,375
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (b)		200	194,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		24	22,920
5.75%, 8/01/22 (b)		5	4,825
5.63%, 10/15/23 (b)		35	31,850
PRA Holdings, Inc., 9.50%, 10/01/23 (b)		14	15,435
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		14	14,245
5.38%, 3/15/20 (b)		150	145,781
7.00%, 10/01/20 (b)		26	26,520
7.50%, 7/15/21 (b)		71	73,130
5.63%, 12/01/21 (b)		30	28,500
5.50%, 3/01/23 (b)		161	152,950
5.88%, 5/15/23 (b)		277	264,708
6.13%, 4/15/25 (b)		226	215,265

			1,244,754

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) — 1.6%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)	USD	11	$9,790
8.25%, 10/15/23		61	52,155
Crown Castle International Corp.:
4.88%, 4/15/22		8	8,316
5.25%, 1/15/23		38	40,193
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		13	12,773
FelCor Lodging LP, 6.00%, 6/01/25		53	53,000
GEO Group, Inc.:
5.88%, 1/15/22		7	7,210
5.88%, 10/15/24		80	80,800
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		26	26,195
iStar, Inc.:
3.00%, 11/15/16 (d)		112	127,890
4.00%, 11/01/17		40	38,500
5.00%, 7/01/19		25	23,750
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		42	42,000

			522,572
Real Estate Management & Development — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)		38	34,960
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		60	57,000
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		27	27,607
Realogy Group LLC:
7.63%, 1/15/20 (b)		17	17,723
9.00%, 1/15/20 (b)		45	47,475
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		15	15,000
5.25%, 12/01/21 (b)		62	62,465
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		15	14,925
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(f)		15	—

			277,155
Road & Rail — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (b)		61	56,425
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		41	40,180
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (b)(g)		101	70,753
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		34	33,660

			201,018
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		10	6,400
Micron Technology, Inc., 5.25%, 1/15/24 (b)		75	68,813

			75,213
Software — 2.1%
Audatex North America, Inc.:
6.00%, 6/15/21 (b)		20	20,040
6.13%, 11/01/23 (b)		60	60,300
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (b)		21	20,317

54	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
First Data Corp.:
6.75%, 11/01/20 (b)	USD	50	$52,250
8.25%, 1/15/21 (b)		57	59,137
11.25%, 1/15/21		3	3,278
10.63%, 6/15/21		52	57,005
11.75%, 8/15/21		48	53,280
8.75%, 1/15/22 (b)(g)		41	42,845
5.38%, 8/15/23 (b)		79	78,210
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(g)		56	49,280
Infor U.S., Inc.:
5.75%, 8/15/20 (b)		27	26,865
6.50%, 5/15/22 (b)		47	43,123
Italics Merger Sub, Inc., 7.13%, 7/15/23 (b)		37	35,335
Open Text Corp., 5.63%, 1/15/23 (b)		18	17,854
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		41	44,055
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (b)		24	24,420

			687,594
Specialty Retail — 0.8%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		29	30,015
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		69	71,070
Party City Holdings, Inc., 6.13%, 8/15/23 (b)		12	12,090
Penske Automotive Group, Inc.:
5.75%, 10/01/22		59	59,147
5.38%, 12/01/24		17	16,660
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		50	51,250
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,447

			252,679
Technology Hardware, Storage & Peripherals — 0.0%
NCR Corp., 6.38%, 12/15/23		15	14,700
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 6.88%, 5/01/22		20	21,450
Springs Industries, Inc., 6.25%, 6/01/21		44	43,560
William Carter Co., 5.25%, 8/15/21		20	20,600

			85,610
Thrifts & Mortgage Finance — 0.7%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	192,760
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		30	30,450

			223,210
Trading Companies & Distributors — 3.6%
Aircastle Ltd.:
7.63%, 4/15/20		4	4,490
5.13%, 3/15/21		27	27,067
5.50%, 2/15/22		20	20,200
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (b)		11	11,027
HD Supply, Inc.:
11.00%, 4/15/20		220	243,650
7.50%, 7/15/20		297	308,880
5.25%, 12/15/21 (b)		183	183,915
International Lease Finance Corp.:
8.25%, 12/15/20		150	175,500
4.63%, 4/15/21		17	17,085
5.88%, 8/15/22		80	85,200

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc.:
8.25%, 2/01/21	USD	37	$38,943
5.75%, 11/15/24		55	52,663
5.50%, 7/15/25		26	24,310

			1,192,930
Transportation Infrastructure — 0.3%
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	71	83,059
Wireless Telecommunication Services — 2.6%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)	USD	17	16,107
SBA Communications Corp.:
5.63%, 10/01/19		10	10,325
4.88%, 7/15/22		50	49,063
Sprint Capital Corp.:
6.88%, 11/15/28		40	28,700
8.75%, 3/15/32		45	34,987
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		130	136,409
7.00%, 3/01/20 (b)		106	106,000
Sprint Corp.:
7.88%, 9/15/23		174	140,831
7.13%, 6/15/24		131	100,818
T-Mobile USA, Inc.:
6.63%, 4/28/21		44	44,110
6.13%, 1/15/22		10	9,650
6.73%, 4/28/22		5	4,988
6.00%, 3/01/23		28	27,020
6.50%, 1/15/24		75	72,703
6.38%, 3/01/25		93	89,280

			870,991
Total Corporate Bonds — 75.5%			25,251,962

Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense — 0.0%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		17	14,422
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		33	29,602
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		34	30,749
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		6	5,302
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), US Term Loan, 6.50%, 3/19/21		47	42,412

			108,065
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		30	29,504
Northwest Airlines, Inc.:
Loan B757-200, 1.77%, 9/10/18		10	9,215
Loan B757-200, 1.77%, 9/10/18		9	8,730
Loan B757-300, 1.77%, 3/10/17		9	8,730
Loan B757-300, 2.39%, 3/10/17		8	7,590
Loan B757-300, 2.39%, 3/10/17		7	7,260

			71,029

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	55

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals — 0.6%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	188	$169,828
Oxea Finance & Cy S.C.A. (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		35	32,900

			202,728
Commercial Services & Supplies — 0.0%
Spin Holdco, Inc., Initial Term Loan (First Lien), 3.25% - 4.25%, 11/14/19		6	5,882
Communications Equipment — 0.2%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		11	10,904
Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22		18	17,820
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		30	29,850

			58,574
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		25	22,335
Construction Materials — 0.1%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/14/22		26	26,139
Containers & Packaging — 0.1%
Berry Plastics Corp., Term Loan F, 3.00%, 9/16/22		27	26,928
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		35	34,476
Diversified Financial Services — 0.1%
AlixPartners, LLP, Initial Term Loan, 4.50%, 7/28/22		15	14,939
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		5	5,403

			20,342
Diversified Telecommunication Services — 0.7%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		104	81,499
LightSquared LP, Term Loan, 8.75%, 6/15/20 (g)		150	145,875

			227,374
Electric Utilities — 0.7%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		112	111,767
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16 (a)(f)		121	121,215

			232,982
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		30	29,638
Health Care Equipment & Supplies — 0.1%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		15	14,948
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		35	34,502

			49,450
Health Care Providers & Services — 0.1%
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		19	19,464

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure — 1.0%
Amaya Holdings B.V.:
Initial Term B Loan (First Lien), 5.00%, 8/01/21	USD	39	$37,996
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		53	52,369
Caesars Entertainment Resort Properties, LLC, Term B Loan, 7.00%, 10/11/20		217	201,450
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		19	19,137
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 4.75% - 5.75%, 9/02/21		37	36,773

			347,725
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		50	49,112
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		11	11,051

			60,163
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		65	59,236
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		56	53,074

			112,310
Media — 0.7%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		35	33,968
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		97	96,433
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.5% - 6.94%, 1/30/19		69	57,007
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		30	29,473

			216,881
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		26	25,515
Oil, Gas & Consumable Fuels — 0.2%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		77	76,008
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		39	38,656
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		6	5,737
Road & Rail — 0.2%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		61	60,184
Software — 1.1%
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		52	51,468
First Data Corp., 2018 New Dollar Term Loan, 3.70%, 3/23/18		125	123,963
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		33	32,773
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		90	91,347

56	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (c)		Par (000)		Value
Software (continued)
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22	USD	34		$34,152
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		20		19,701

				353,404
Specialty Retail — 0.0%
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		11		10,970
Total Floating Rate Loan Interests — 7.4%				2,457,381

Investment Companies — 1.7%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (h)		6,795		565,956

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)	USD	113		114,095

Other Interests (i)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (a)(f)		150		1,313
Lear Corp., Escrow (a)(f)		100		875

				2,188
Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(f)		110		11,275
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(f)		30		3,075

				14,350
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)		—	(j)	69,250
Total Other Interests — 0.3%				85,788

Preferred Securities
Capital Trusts		Par (000)		Value
Banks — 2.5%
Bank of America Corp.:
Series AA, 6.10% (c)(k)		22		21,450
Series V, 5.13% (c)(k)		75		73,219
Series X, 6.25% (c)(k)		168		164,220
Series Z, 6.50% (c)(k)		55		56,100
Citigroup, Inc.:
5.95% (c)(k)		75		72,797
Series P, 5.95% (c)(k)		70		65,975
JPMorgan Chase & Co.:
Series 1, 7.90% (c)(k)		75		77,906
Series V, 5.00% (c)(k)		65		63,213
Series Z, 5.30% (c)(k)		132		129,690

Capital Trusts		Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
Series S, 5.90% (c)(k)	USD	5	$5,000
Series U, 5.88% (c)(k)		115	117,731

			847,301
Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series L, 5.70% (c)(k)		117	116,561
Morgan Stanley:
Series H, 5.45% (c)(k)		70	68,916
Series J, 5.55% (c)(k)		25	24,625
State Street Corp., Series F, 5.25% (c)(k)		5	5,000

			215,102
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (c)(k)		85	81,659
Total Capital Trusts — 3.4%			1,144,062

Preferred Stocks		Shares
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)		536	13,898
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VI, Series F, 6.25%		2,075	51,585
Total Preferred Stocks — 0.2%			65,483

Trust Preferreds
Consumer Finance — 0.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		8,676	221,498
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VII, Series G, 6.08% (k)		2,668	65,233
Total Trust Preferreds — 0.9%			286,731
Total Preferred Securities — 4.5%			1,496,276
Total Long-Term Investments (Cost — $34,250,286) — 94.5%			31,577,644

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (h)(l)		988,310	988,310
Total Short-Term Securities (Cost — $988,310) — 2.9%			988,310
Total Investments (Cost — $35,238,596*) — 97.4%			32,565,954
Other Assets Less Liabilities — 2.6%			864,938

Net Assets — 100.0%			$33,430,892

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	57

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,283,941

Gross unrealized appreciation	$319,743
Gross unrealized depreciation	(3,037,730)

Net unrealized depreciation	$(2,717,987)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Convertible security.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value Held at September 30, 2015	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	433,841	554,469[1]	—	988,310	$988,310	$317	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,399	14,875	(10,479)	6,795	$565,956	$16,781	$(11,141)

[1]	Represents net shares purchased.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contract

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(17)	E-Mini S&P 500 Futures	December 2015	USD	1,622,395	$34,920
(1)	Euro-Bobl	December 2015	USD	144,168	(761)
(3)	Euro-Bund	December 2015	USD	523,583	(8,752)
(3)	Russell 2000 Mini Index Futures	December 2015	USD	328,770	18,994
Total					$44,401

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	227,000	USD	248,500	Goldman Sachs International	10/20/15	$ 5,227
EUR	129,000	USD	146,511	HSBC Bank PLC	10/20/15	(2,322)
USD	374,057	CAD	483,000	Westpac Banking Corp.	10/20/15	12,162
USD	1,824,383	EUR	1,653,000	UBS AG	10/20/15	(23,246)
Total						$ (8,179)

58	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield Portfolio

  Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	810	$3,060

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$1,105,766	$500,420	—	$1,606,186
Corporate Bonds	—	25,022,092	$229,870	25,251,962
Floating Rate Loan Interests	—	2,342,743	114,638	2,457,381
Investment Companies	565,956	—	—	565,956
Non-Agency Mortgage-Backed Securities	—	114,095	—	114,095
Other Interests	—	14,350	71,438	85,788
Preferred Securities	352,214	1,144,062	—	1,496,276
Short-Term Securities	988,310	—	—	988,310

Total	$3,012,246	$29,137,762	$415,946	$32,565,954

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	59

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$3,060	—	$3,060
Equity contracts	$53,914	—	—	53,914
Foreign currency exchange contracts	—	17,389	—	17,389
Liabilities:
Equity contracts	(9,513)	—	—	(9,513)
Foreign currency exchange contracts	—	(25,568)	—	(25,568)

Total	$44,401	$(5,119)	—	$39,282

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,105	—	—	$37,105
Foreign currency at value	91,755	—	—	91,755
Cash pledged for financial futures contracts	107,800	—	—	107,800
Cash pledged for centrally cleared swaps	52,170	—	—	52,170

Total	$288,830	—	—	$288,830

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2014	$258,807	$ 435,457	$72,538	$766,802
Transfers into Level 3	—	33,075	—	33,075
Transfers out of Level 3	—	(191,186)	—	(191,186)
Accrued discounts/premiums	—	1,137	—	1,137
Net realized gain (loss)	(41,275)	(1,244)	—	(42,519)
Net change in unrealized appreciation (depreciation)[2]	44,298	19,653	(1,100)	62,851
Purchases	82,479	66,445	—	148,924
Sales	(114,439)	(248,699)	—	(363,138)

Closing Balance, as of September 30, 2015	$229,870	$ 114,638	$71,438	$415,946

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$(3,000)	$ (614)	$ (1,100)	$(4,714)

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

60	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	17,330	$1,893,476
Air Freight & Logistics — 1.3%
FedEx Corp.	14,280	2,056,034
Airlines — 2.2%
Southwest Airlines Co.	67,700	2,575,308
United Continental Holdings, Inc. (a)	18,600	986,730

		3,562,038
Auto Components — 2.0%
Goodyear Tire & Rubber Co.	25,600	750,848
Lear Corp.	22,900	2,491,062

		3,241,910
Banks — 11.8%
Bank of America Corp.	235,879	3,674,995
Citigroup, Inc.	79,493	3,943,648
JPMorgan Chase & Co.	87,165	5,314,450
SunTrust Banks, Inc.	58,730	2,245,835
U.S. Bancorp	97,665	4,005,242

		19,184,170
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	26,000	2,055,300
Molson Coors Brewing Co., Class B	15,800	1,311,716

		3,367,016
Biotechnology — 2.3%
Amgen, Inc.	20,200	2,794,064
Gilead Sciences, Inc.	10,300	1,011,357

		3,805,421
Building Products — 0.5%
Owens Corning	19,300	808,863
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	16,470	2,861,827
Chemicals — 0.7%
Dow Chemical Co.	28,000	1,187,200
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	124,556	1,292,891
Cisco Systems, Inc.	131,050	3,440,063

		4,732,954
Construction & Engineering — 1.0%
AECOM (a)	58,600	1,612,086
Consumer Finance — 0.9%
Discover Financial Services	6,580	342,094
SLM Corp. (a)(b)	161,658	1,196,269

		1,538,363
Containers & Packaging — 0.5%
Packaging Corp. of America (b)	13,641	820,642

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	10,000	$408,600
Zebra Technologies Corp., Class A (a)	3,807	291,426

		700,026
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc. (b)	43,100	638,311
Schlumberger Ltd.	40,040	2,761,559
Weatherford International PLC (a)	45,550	386,264

		3,786,134
Food & Staples Retailing — 3.3%
CVS Health Corp.	52,975	5,111,028
Kroger Co.	5,300	191,171

		5,302,199
Food Products — 0.7%
Pilgrim’s Pride Corp. (b)	13,900	288,842
Tyson Foods, Inc., Class A	19,600	844,760

		1,133,602
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	2,470	165,342
Health Care Providers & Services — 12.3%
Aetna, Inc.	36,200	3,960,642
Centene Corp. (a)	28,200	1,529,286
Cigna Corp.	26,100	3,524,022
Express Scripts Holding Co. (a)	6,200	501,952
Humana, Inc.	9,500	1,700,500
Laboratory Corp. of America Holdings (a)	15,970	1,732,266
McKesson Corp.	9,100	1,683,773
UnitedHealth Group, Inc.	25,700	2,981,457
Universal Health Services, Inc., Class B	19,052	2,377,880

		19,991,778
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	69,508	3,454,548
Las Vegas Sands Corp.	12,100	459,437

		3,913,985
Household Durables — 1.1%
DR Horton, Inc.	18,692	548,797
Lennar Corp., Class A	11,800	567,934
NVR, Inc. (a)	230	350,801
Toll Brothers, Inc. (a)	9,844	337,058

		1,804,590
Industrial Conglomerates — 0.6%
3M Co.	6,425	910,872
Insurance — 3.7%
American International Group, Inc.	75,200	4,272,864
Travelers Cos., Inc.	17,320	1,723,860

		5,996,724

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	61

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)	1,350	$1,669,761
Internet Software & Services — 4.5%
Facebook, Inc., Class A (a)	24,070	2,163,893
Google, Inc., Class A (a)	4,085	2,607,741
Google, Inc., Class C (a)	4,266	2,595,520

		7,367,154
IT Services — 6.0%
Amdocs Ltd.	25,796	1,467,276
Cognizant Technology Solutions Corp., Class A (a)	44,800	2,804,928
DST Systems, Inc.	8,343	877,183
MasterCard, Inc., Class A	36,600	3,298,392
Total System Services, Inc.	26,790	1,217,070

		9,664,849
Machinery — 0.4%
WABCO Holdings, Inc. (a)	5,500	576,565
Media — 3.8%
Comcast Corp., Class A	80,400	4,573,152
Omnicom Group, Inc.	9,800	645,820
Viacom, Inc., Class B	20,900	901,835

		6,120,807
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	25,800	1,087,728
Oil, Gas & Consumable Fuels — 3.3%
BP PLC — ADR	52,040	1,590,342
Exxon Mobil Corp.	6,960	517,476
Hess Corp.	5,068	253,704
PBF Energy, Inc., Class A	13,520	381,670
Suncor Energy, Inc. — NY Shares	63,700	1,702,064
Tesoro Corp.	5,518	536,570
Valero Energy Corp.	5,700	342,570

		5,324,396
Paper & Forest Products — 0.4%
Domtar Corp. (b)	19,800	707,850
Pharmaceuticals — 2.9%
AstraZeneca PLC — ADR (b)	20,900	665,038
Johnson & Johnson	6,150	574,103
Merck & Co., Inc.	7,948	392,552
Pfizer, Inc.	5,570	174,954
Teva Pharmaceutical Industries Ltd. — ADR	51,161	2,888,550

		4,695,197
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	31,990	964,178
Micron Technology, Inc. (a)	76,490	1,145,820
NVIDIA Corp.	42,800	1,055,020

		3,165,018

Common Stocks	Shares	Value
Software — 3.1%
Activision Blizzard, Inc.	49,400	$1,525,966
Microsoft Corp.	49,320	2,182,903
Oracle Corp.	34,440	1,243,973

		4,952,842
Specialty Retail — 5.7%
Home Depot, Inc.	29,500	3,406,955
Lowe’s Cos., Inc.	64,200	4,424,664
Ross Stores, Inc.	27,528	1,334,282

		9,165,901
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	39,850	4,395,455
EMC Corp.	23,870	576,699
Western Digital Corp.	29,740	2,362,546

		7,334,700
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (a)	7,900	441,452
Tobacco — 2.0%
Altria Group, Inc.	58,525	3,183,760
Total Common Stocks — 98.7%		159,835,232

Investment Companies — 0.4%
Utilities Select Sector SPDR Fund	14,300	619,047
Total Long-Term Investments (Cost — $137,124,058) — 99.1%		160,454,279

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	1,110,271	1,110,271
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$2,437	2,437,385
Total Short-Term Securities (Cost — $3,547,656) — 2.2%		3,547,656
Total Investments (Cost — $140,671,714*) — 101.3%		164,001,935
Liabilities in Excess of Other Assets — (1.3)%		(2,156,036)

Net Assets — 100.0%		$161,845,899

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$141,248,877

Gross unrealized appreciation	$30,982,787
Gross unrealized depreciation	(8,229,729)

Net unrealized appreciation	$22,753,058

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

62	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,805,787	(2,695,516)	1,110,271	$1,535
BlackRock Liquidity Series, LLC, Money Market Series	—	$ 2,437,385	$2,437,385	$7,610	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$159,835,232	—	—	$159,835,232
Investment Companies	619,047	—	—	619,047
Short-Term Securities	1,110,271	$2,437,385	—	3,547,656

Total	$161,564,550	$2,437,385	—	$164,001,935

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,437,385 is categorized as level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	63

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.04%, 10/07/15	$3,030	$3,029,980
0.16%, 11/12/15	4,000	3,999,230
0.17%, 12/14/15	10,000	9,996,197
0.13%, 12/23/15	4,000	3,998,801
0.13%, 1/14/16	1,000	999,621
Fannie Mae Variable Rate Notes, 0.22%, 08/16/17 (b)	1,500	1,499,715
Federal Farm Credit Bank Variable Rate Notes: (b)
0.21%, 9/22/17	2,000	1,999,800
0.21%, 1/23/18	430	430,010
Federal Home Loan Bank Discount Notes: (a)
0.09%, 10/01/15	5,000	5,000,000
0.07%, 10/05/15	5,000	4,999,961
0.11%, 10/07/15	5,000	4,999,908
0.08%, 10/14/15	6,000	5,999,816
0.05%, 10/16/15	8,000	7,999,833
0.17%, 11/04/15	2,100	2,099,663
0.11%, 12/04/15	4,000	3,999,218
0.14%, 12/21/15	3,000	2,999,089
0.18%, 12/23/15	3,000	2,998,755
0.14%, 1/20/16	3,000	2,998,751
Federal Home Loan Bank Variable Rate Notes: (b)
0.18%, 02/07/17	1,000	999,785
0.24%, 08/25/17	880	880,000
Freddie Mac Discount Notes: (a)
0.15%, 11/03/15	4,000	3,999,450
0.16%, 12/02/15	4,000	3,998,898
0.18%, 12/02/15	5,000	4,998,450
0.22%, 1/05/16	4,000	3,997,653
0.16%, 1/15/16	2,000	1,999,058
Freddie Mac Variable Rate Notes, 0.18%, 11/25/15 (b)	1,000	1,000,000
Total U.S. Government Sponsored Agency Securities — 74.5%		91,921,642

U.S. Treasury Obligations
U.S. Treasury Bills, 0.20%, 2/04/16 (a)	1,500	1,498,921
U.S. Treasury Notes:
4.50%, 2/15/16	3,000	3,047,973
0.09%, 7/31/16 (b)	1,500	1,500,051
0.09%, 4/30/17 (b)	2,000	1,999,936
Total U.S. Treasury Obligations — 6.5%		8,046,881

Repurchase Agreements
BNP Paribas Securities Corp., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $5,000,014, collateralized by various U.S. government sponsored agency obligations, 1.75% to 6.50% due from 8/01/21 to 6/01/42, aggregate original par and fair value of $53,195,159 and $5,148,474, respectively)	5,000	5,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $5,148,474)		5,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $5,000,156, collateralized by various U.S. government sponsored agency obligations, 3.50% due from 1/01/26 to 6/01/42, aggregate original par and fair value of $9,405,331 and $5,150,000, respectively)	$5,000	$5,000,000
Total Value of Goldman Sachs & Co. (collateral value of $5,150,000)		5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $5,000,019, collateralized by various U.S. government sponsored agency obligations, 3.50% due at 9/20/45, aggregate original par and fair value of $4,851,943 and $5,100,001, respectively)	5,000	5,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $5,100,001)		5,000,000
Mizuho Securities USA, Inc., 0.18%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $3,700,019, collateralized by various U.S. government sponsored agency obligations, 5.39% to 5.94% due from 9/15/44 to 1/15/45, aggregate original par and fair value of $27,342,890 and $3,959,000, respectively)	3,700	3,700,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $3,959,000)		3,700,000
Morgan Stanley & Co. LLC, 0.09%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $5,000,013, collateralized by various U.S. government sponsored agency obligations, 4.00% to 9.50% due from 10/15/20 to 8/20/45, aggregate original par and fair value of $13,284,309 and $5,100,000, respectively)	5,000	5,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $5,100,000)		5,000,000
Total Repurchase Agreements — 19.2%		23,700,000
Total Investments (Cost — $123,668,523*) — 100.2%		123,668,523
Liabilities in Excess of Other Assets — (0.2)%		(300,189)

Net Assets — 100.0%		$123,368,334

64	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determing the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$123,668,523	—	$123,668,523

   1 See above Schedule of Investments for values in each security type.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	65

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.60%, 9/20/23 (a)(b)	USD	250	$249,553
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.91%, 12/25/33 (b)		23	20,474
Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (b)		195	107,874
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	3	3,618
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	99	98,657
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		56	56,065
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		20	10,435
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		18	9,988
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		32	18,339
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.34%, 12/25/36 (b)		44	34,507
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		54	53,800
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		30	30,161
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		30	30,194
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		30	30,064
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		40	40,246
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		122	122,058
Series 2014-2A, Class A1L, 1.81%, 5/24/26 (a)(b)		250	247,794
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.81%, 9/25/33 (b)		27	25,036
Series 2004-5, Class A, 1.09%, 10/25/34 (b)		32	31,171
Series 2006-8, Class 2A3, 0.35%, 1/25/46 (b)		43	38,593
Series 2006-S10, Class A3, 0.51%, 10/25/36 (b)		40	32,189
Series 2006-S3, Class A4, 6.27%, 1/25/29 (c)		22	21,272
Series 2006-SPS1, Class A, 0.41%, 12/25/25 (b)		3	7,850
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		35	34,680

Asset-Backed Securities		Par (000)	Value
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35	USD	18	$17,133
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,017
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.51%, 12/15/33 (a)(b)		44	35,939
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		111	113,503
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,660
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.57%, 4/15/36 (b)		25	21,685
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		106	105,735
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.42%, 2/25/36 (b)		51	41,042
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (b)		35	32,997
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		100	100,903
Series 2014-CTA, Class B, 1.96%, 10/17/44 (a)(b)		100	95,578
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.60%, 8/23/24 (a)(b)		200	198,803
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		125	124,999
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		155	154,988
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		100	98,820
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		100	99,833
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.83%, 7/25/33 (b)		51	47,385
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.45%, 7/22/25 (a)(b)		250	246,275
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.78%, 10/30/23 (a)(b)		250	249,406
PFS Financing Corp.:
Series 2013-AA, Class B, 1.31%, 2/16/18 (a)(b)		170	169,893
Series 2014-BA, Class A, 0.81%, 10/15/19 (a)(b)		150	149,322
RASC Trust, Series 2003-KS5, Class AIIB, 0.77%, 7/25/33 (b)		21	18,654

Portfolio Abbreviations

ABS	Asset-Backed Security	IDR	Indonesian Rupiah	OTC	Over-the-counter
BRL	Brazilian Real	GO	General Obligation	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP -	JIBAR	Johannesburg Interbank	RUB	Russian Ruble
	Interbank Rate		Agreed Rate	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	KRW	South Korean Won	TBA	To-be-announced
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	USD	US Dollar
CNY	Chinese Yuan	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate

66	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust:
Series 2014-S4, Class R, 1.43%, 4/16/19-12/17/19 (a)	USD	38	$37,697
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		21	20,558
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35 (b)		4	3,681
Scholar Funding Trust:
Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)		66	65,346
Series 2013-A, Class A, 0.84%, 1/30/45 (a)(b)		197	193,285
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.77%, 5/15/26 (a)(b)		250	247,463
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.89%, 12/16/30 (b)		74	72,122
Series 2004-B, Class A2, 0.54%, 6/15/21 (b)		56	55,811
Series 2004-B, Class A3, 0.67%, 3/15/24 (b)		25	22,995
Series 2005-B, Class A2, 0.52%, 3/15/23 (b)		59	58,253
Series 2006-A, Class A4, 0.53%, 12/15/23 (b)		177	175,243
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.71%, 1/15/43 (a)(b)		200	211,418
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		100	106,087
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		100	107,163
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		480	479,039
SLM Student Loan Trust, Series 2013-C, Class A2B, 1.60%, 10/15/31 (a)(b)		100	100,626
SMB Private Education Loan Trust, Series 2015-B, Class A3, 1.96%, 5/17/32 (a)		100	99,616
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		95	94,735
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		154	154,077
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		125	127,540
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (b)		54	49,829
SWAY Residential Trust, Series 2014-1, Class A, 1.51%, 1/17/20 (a)(b)		99	97,984
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.49%, 10/17/26 (a)(b)		250	249,995
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.38%, 9/15/23		130	130,710
TICP CLO III Ltd., Series 2014-3A, Class A, 1.83%, 1/20/27 (a)(b)		250	248,388
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		100	98,540
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		91	90,600
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.89%, 1/15/26 (a)(b)		250	249,081
Total Asset-Backed Securities — 14.5%			7,242,070

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
Lockheed Martin Corp.:
3.60%, 3/01/35	USD	14	$12,847
4.07%, 12/15/42		16	15,142
Northrop Grumman Corp., 3.85%, 4/15/45		32	28,799
Raytheon Co., 3.15%, 12/15/24		10	10,108
United Technologies Corp., 4.15%, 5/15/45		19	18,436

			85,332
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		32	33,327
3.90%, 2/01/35		3	2,758
4.10%, 2/01/45		20	18,116

			54,201
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		34	33,150
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		86	84,323
Southwest Airlines Co., 2.75%, 11/06/19		11	11,209
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		21	20,960
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		7	7,000

			156,642
Auto Components — 0.2%
BorgWarner, Inc., 3.38%, 3/15/25		23	22,521
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		20	20,062
4.88%, 3/15/19		25	25,038
6.00%, 8/01/20		30	30,825

			98,446
Automobiles — 0.3%
Daimler Finance North America LLC, 2.25%, 3/02/20 (a)		150	145,552
Banks — 6.6%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		105	105,462
Bank of America Corp.:
2.25%, 4/21/20		155	152,711
3.30%, 1/11/23		76	75,419
4.00%, 1/22/25		65	63,704
3.95%, 4/21/25		82	79,772
3.88%, 8/01/25		129	130,792
4.88%, 4/01/44		5	5,190
Bank of Nova Scotia:
1.30%, 7/21/17		248	248,275
2.80%, 7/21/21		110	111,096
BB&T Corp., 2.45%, 1/15/20		40	40,379
Citigroup, Inc.:
1.80%, 2/05/18		58	57,944
2.50%, 9/26/18		106	107,408
2.50%, 7/29/19		153	153,967
2.40%, 2/18/20		123	122,403
3.50%, 5/15/23		39	37,966
3.88%, 3/26/25		40	38,872
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		330	325,050
HSBC USA, Inc.:
2.35%, 3/05/20		162	159,774
2.75%, 8/07/20		100	100,362

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	67

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	152	$152,198
2.20%, 10/22/19		35	34,826
2.75%, 6/23/20		112	112,959
3.88%, 9/10/24		112	110,930
3.90%, 7/15/25		179	182,315
4.25%, 10/01/27		30	29,877
KeyCorp., 2.90%, 9/15/20		25	25,187
Macquarie Bank Ltd., 1.60%, 10/27/17 (a)		67	66,829
Royal Bank of Canada, 2.15%, 3/06/20		100	100,245
Swedbank AB, 2.20%, 3/04/20 (a)		200	199,517
U.S. Bancorp, 2.95%, 7/15/22		71	70,635
Wells Fargo & Co.:
2.60%, 7/22/20		69	69,696
3.55%, 9/29/25		35	35,013

			3,306,773
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		12	10,302
Molson Coors Brewing Co., 5.00%, 5/01/42		10	8,817

			19,119
Biotechnology — 0.7%
Amgen, Inc.:
2.13%, 5/01/20		40	39,478
3.13%, 5/01/25		40	38,300
5.65%, 6/15/42		30	33,585
4.40%, 5/01/45		20	18,363
Baxalta, Inc., 4.00%, 6/23/25 (a)		17	17,026
Biogen, Inc.:
2.90%, 9/15/20		15	15,152
3.63%, 9/15/22		26	26,205
4.05%, 9/15/25		22	22,224
5.20%, 9/15/45		18	18,163
Celgene Corp.:
2.25%, 5/15/19		25	25,269
3.25%, 8/15/22		25	25,039
Gilead Sciences, Inc.:
2.35%, 2/01/20		10	10,072
3.65%, 3/01/26		8	8,037
4.60%, 9/01/35		9	9,008
4.50%, 2/01/45		13	12,494
4.75%, 3/01/46		7	7,032

			325,447
Building Products — 0.2%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		75	75,750
Capital Markets — 2.0%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		71	71,635
3.00%, 2/24/25		51	50,132
Deutsche Bank AG, 1.88%, 2/13/18		37	36,898
Goldman Sachs Group, Inc.:
3.63%, 2/07/16		58	58,555
2.63%, 1/31/19		125	126,548
2.60%, 4/23/20		46	46,125
2.75%, 9/15/20		20	20,102
3.50%, 1/23/25		25	24,604
3.75%, 5/22/25		166	166,344
4.80%, 7/08/44		15	15,206
Jefferies Group LLC, 6.50%, 1/20/43		10	9,494
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (b)(d)		150	—

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
2.80%, 6/16/20	USD	76	$76,430
3.75%, 2/25/23		153	156,708
3.70%, 10/23/24		56	56,267
4.00%, 7/23/25		77	78,693
4.30%, 1/27/45		29	27,561

			1,021,302
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		14	12,362
Dow Chemical Co.:
4.38%, 11/15/42		9	7,853
4.63%, 10/01/44		11	9,950
Eastman Chemical Co., 4.80%, 9/01/42		15	14,489
Ecolab, Inc., 2.25%, 1/12/20		19	19,031
Huntsman International LLC, 5.13%, 11/15/22 (a)		20	17,150
Monsanto Co., 3.60%, 7/15/42		25	20,042
Sherwin-Williams Co., 4.00%, 12/15/42		10	9,533

			110,410
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		55	54,950
Republic Services, Inc., 3.20%, 3/15/25		36	35,018
Waste Management, Inc.:
3.13%, 3/01/25		13	12,727
3.90%, 3/01/35		16	15,075

			117,770
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		11	11,138
Harris Corp., 2.70%, 4/27/20		14	13,853
Juniper Networks, Inc., 3.30%, 6/15/20		21	21,317

			46,308
Consumer Finance — 2.3%
Ally Financial, Inc.:
4.13%, 2/13/22		60	57,825
5.13%, 9/30/24		65	64,187
American Express Credit Corp.:
1.13%, 6/05/17		145	144,265
2.25%, 8/15/19		65	65,227
2.38%, 5/26/20		89	88,955
Discover Financial Services, 3.75%, 3/04/25		23	22,274
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		235	233,426
General Motors Financial Co., Inc.:
2.75%, 5/15/16		70	70,429
2.63%, 7/10/17		100	100,232
4.75%, 8/15/17		90	93,419
3.45%, 4/10/22		35	33,666
4.00%, 1/15/25		56	53,032
Synchrony Financial:
2.70%, 2/03/20		19	18,785
4.50%, 7/23/25		35	35,274
Toyota Motor Credit Corp., 2.75%, 5/17/21		81	82,478

			1,163,474
Containers & Packaging — 0.3%
Reynolds Group Issuer, Inc., 6.88%, 2/15/21		130	134,563
Diversified Financial Services — 0.9%
BP Capital Markets PLC, 2.24%, 5/10/19		86	86,636
General Electric Capital Corp.:
3.15%, 9/07/22		50	51,516
3.10%, 1/09/23		102	104,292

68	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Moody’s Corp., 4.50%, 9/01/22	USD	24	$25,291
Shell International Finance BV:
2.13%, 5/11/20		83	83,086
4.13%, 5/11/35		70	68,096
3.63%, 8/21/42		16	14,120
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		9	8,141

			441,178
Diversified Telecommunication Services — 1.6%
AT&T Inc.:
2.38%, 11/27/18		21	21,223
2.30%, 3/11/19		30	30,106
2.45%, 6/30/20		68	66,952
3.88%, 8/15/21		32	33,234
3.00%, 6/30/22		96	93,658
3.40%, 5/15/25		79	75,405
4.30%, 12/15/42		33	28,359
4.75%, 5/15/46		17	15,577
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		20	16,500
Orange SA, 5.50%, 2/06/44		18	19,608
Verizon Communications, Inc.:
2.63%, 2/21/20		106	106,315
3.45%, 3/15/21		66	67,583
5.05%, 3/15/34		17	16,961
4.40%, 11/01/34		110	102,350
3.85%, 11/01/42		98	81,258
4.86%, 8/21/46		40	37,509

			812,598
Electric Utilities — 1.4%
Alabama Power Co., 2.80%, 4/01/25		8	7,700
Commonwealth Edison Co., 4.70%, 1/15/44		25	26,474
Duke Energy Carolinas LLC:
4.25%, 12/15/41		40	40,755
3.75%, 6/01/45		19	17,981
Duke Energy Corp.:
3.05%, 8/15/22		2	1,989
3.75%, 4/15/24		10	10,295
Duke Energy Florida LLC, 3.85%, 11/15/42		19	18,130
Entergy Arkansas, Inc., 3.70%, 6/01/24		69	70,918
Exelon Corp., 2.85%, 6/15/20		26	26,228
Florida Power & Light Co., 3.80%, 12/15/42		14	13,356
Georgia Power Co., 3.00%, 4/15/16		156	157,843
PacifiCorp.:
3.60%, 4/01/24		91	94,028
3.35%, 7/01/25		70	71,086
Progress Energy, Inc., 4.88%, 12/01/19		5	5,479
Public Service Co. of Colorado, 2.50%, 3/15/23		33	32,108
Puget Sound Energy, Inc., 4.30%, 5/20/45		39	39,881
Southern California Edison Co., 1.25%, 11/01/17		19	18,904
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		57	57,259

			710,414
Electrical Equipment — 0.1%
Rockwell Automation, Inc., 2.88%, 3/01/25		25	24,829
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23		20	20,146
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44		7	4,843
Transocean, Inc., 6.80%, 3/15/38		10	6,200

			11,043

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23	USD	28	$29,665
4.88%, 7/20/35		66	69,252
5.30%, 12/05/43		10	11,033
Sysco Corp., 2.60%, 10/01/20		18	18,015
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		17	16,794
4.00%, 4/11/43		10	9,719

			154,478
Food Products — 0.0%
Kraft Foods Group, Inc., 6.88%, 1/26/39		11	13,674
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories, 2.55%, 3/15/22		98	96,811
Becton Dickinson and Co.:
1.45%, 5/15/17		30	29,945
1.80%, 12/15/17		11	11,048
2.68%, 12/15/19		38	38,425
3.13%, 11/08/21		17	17,117
4.69%, 12/15/44		8	8,007
Boston Scientific Corp.:
2.65%, 10/01/18		28	28,342
2.85%, 5/15/20		37	36,992
3.85%, 5/15/25		41	40,328
Medtronic, Inc.:
2.50%, 3/15/20		24	24,323
3.13%, 3/15/22		22	22,393
3.63%, 3/15/24		30	30,802
4.63%, 3/15/44		33	34,067
4.63%, 3/15/45		22	22,684
St. Jude Medical, Inc.:
2.80%, 9/15/20		26	26,151
3.88%, 9/15/25		9	9,128
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		11	10,771
4.25%, 8/15/35		32	29,954

			517,288
Health Care Providers & Services — 1.7%
Aetna, Inc.:
4.50%, 5/15/42		26	25,421
4.13%, 11/07/42		14	12,910
AmerisourceBergen Corp.:
1.15%, 5/15/17		42	41,836
3.25%, 3/01/25		10	9,726
4.25%, 3/01/45		10	9,341
Anthem, Inc.:
1.88%, 1/15/18		130	130,051
2.30%, 7/15/18		164	164,695
3.30%, 1/15/23		65	64,323
4.65%, 8/15/44		17	16,432
Cigna Corp., 3.25%, 4/15/25		60	58,094
Express Scripts Holding Co.:
1.25%, 6/02/17		25	24,923
3.90%, 2/15/22		16	16,490
HCA, Inc.:
5.38%, 2/01/25		60	59,400
5.25%, 4/15/25		65	66,381
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		20	20,062
UnitedHealth Group, Inc.:
2.70%, 7/15/20		15	15,348
2.88%, 12/15/21		34	34,514
3.35%, 7/15/22		15	15,481

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	69

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.63%, 7/15/35	USD	7	$7,386
3.95%, 10/15/42		39	36,745

			829,559
Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc., 2.88%, 3/01/21		43	43,184
McDonald’s Corp., 4.60%, 5/26/45		10	9,966

			53,150
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		71	71,625
Household Products — 0.2%
Kimberly-Clark Corp.:
1.90%, 5/22/19		70	70,328
2.65%, 3/01/25		11	10,709

			81,037
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		40	38,929
General Electric Co., 4.50%, 3/11/44		54	55,960

			94,889
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		21	21,549
Allstate Corp., 3.15%, 6/15/23		21	21,217
American International Group, Inc.:
3.38%, 8/15/20		37	38,612
3.75%, 7/10/25		25	25,388
3.88%, 1/15/35		22	20,237
4.50%, 7/16/44		28	27,493
4.38%, 1/15/55		16	14,563
Aon PLC, 4.75%, 5/15/45		8	7,834
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		19	18,303
Lincoln National Corp., 3.35%, 3/09/25		11	10,811
Loews Corp., 2.63%, 5/15/23		21	20,185
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		6	6,033
MetLife, Inc., 4.05%, 3/01/45		45	42,063
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		265	265,619
2.30%, 4/10/19 (a)		150	151,672
Prudential Financial, Inc., 4.60%, 5/15/44		53	53,451
Travelers Cos., Inc., 4.60%, 8/01/43		30	31,302
XLIT Ltd., 2.30%, 12/15/18		35	35,324

			811,656
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		38	38,940
IT Services — 0.3%
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		65	64,917
3.60%, 10/15/20 (a)		57	56,984
MasterCard, Inc., 3.38%, 4/01/24		31	31,690

			153,591
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		24	24,067
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		39	39,204
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		25	24,998
John Deere Capital Corp., 3.35%, 6/12/24		50	50,524

			114,726

Corporate Bonds		Par (000)	Value
Media — 1.9%
21st Century Fox America, Inc.:
3.70%, 9/15/24	USD	19	$19,011
4.75%, 9/15/44		13	12,797
CBS Corp., 2.30%, 8/15/19		25	24,797
CCO Safari II LLC:
3.58%, 7/23/20 (a)		18	17,867
4.46%, 7/23/22 (a)		87	87,046
6.38%, 10/23/35 (a)		36	36,423
Comcast Corp.:
3.38%, 8/15/25		94	94,723
4.40%, 8/15/35		50	50,319
4.60%, 8/15/45		17	17,377
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		70	74,862
6.38%, 3/01/41		13	13,928
Discovery Communications LLC, 3.45%, 3/15/25		18	16,676
DISH DBS Corp., 5.00%, 3/15/23		20	16,750
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		22	22,185
3.75%, 2/15/23		16	15,691
NBCUniversal Media LLC, 4.45%, 1/15/43		25	24,896
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		19	19,017
Time Warner Cable, Inc.:
5.00%, 2/01/20		30	32,188
4.13%, 2/15/21		58	59,614
4.00%, 9/01/21		8	8,160
5.50%, 9/01/41		22	19,703
Time Warner, Inc.:
2.10%, 6/01/19		100	100,084
3.60%, 7/15/25		39	38,189
4.65%, 6/01/44		40	38,165
Viacom, Inc.:
2.75%, 12/15/19		49	49,187
4.50%, 3/01/21		24	24,902

			934,557
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		37	28,860
5.40%, 11/14/34		17	11,895
Newmont Mining Corp., 3.50%, 3/15/22		14	12,566
Novelis, Inc., 8.75%, 12/15/20		145	139,591
Nucor Corp., 5.20%, 8/01/43		12	12,297

			205,209
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		16	14,655
Target Corp.:
3.50%, 7/01/24		11	11,484
4.00%, 7/01/42		14	13,771

			39,910
Multi-Utilities — 1.0%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		17	17,061
3.50%, 2/01/25		17	17,095
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		16	16,952
CMS Energy Corp., 3.88%, 3/01/24		58	59,403
Consumers Energy Co., 3.95%, 5/15/43		14	13,750
Dominion Resources, Inc.:
1.95%, 8/15/16		58	58,393

70	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
2.50%, 12/01/19	USD	40	$40,247
DTE Electric Co., 3.95%, 6/15/42		19	18,543
DTE Energy Co.:
2.40%, 12/01/19		13	13,081
3.50%, 6/01/24		48	48,726
NiSource Finance Corp., 3.85%, 2/15/23		30	31,123
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	20,003
4.30%, 3/15/45		14	13,884
PG&E Corp., 2.40%, 3/01/19		29	29,197
Sempra Energy, 2.88%, 10/01/22		12	11,768
Virginia Electric & Power Co.:
3.45%, 2/15/24		20	20,424
4.45%, 2/15/44		14	14,661
4.20%, 5/15/45		32	32,127

			476,438
Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		18	22,947
4.50%, 7/15/44		18	16,011
California Resources Corp., 6.00%, 11/15/24		20	11,913
Chevron Corp.:
2.19%, 11/15/19		10	10,108
1.96%, 3/03/20		102	101,574
CONSOL Energy, Inc., 5.88%, 4/15/22		20	13,450
Continental Resources, Inc.:
3.80%, 6/01/24		18	14,600
4.90%, 6/01/44		28	20,018
Devon Energy Corp., 5.60%, 7/15/41		21	20,289
Energy Transfer Partners LP:
4.15%, 10/01/20		20	20,230
4.65%, 6/01/21		32	31,954
4.90%, 3/15/35		21	16,963
6.63%, 10/15/36		15	14,271
5.15%, 2/01/43		19	14,962
Enterprise Products Operating LLC:
3.90%, 2/15/24		22	21,600
3.70%, 2/15/26		56	52,917
4.45%, 2/15/43		49	41,749
Exxon Mobil Corp., 1.82%, 3/15/19		99	99,826
Halcon Resources Corp., 8.63%, 2/01/20 (a)		20	16,625
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		251	240,019
4.70%, 11/01/42		38	28,627
Kinder Morgan, Inc., 3.05%, 12/01/19		21	20,618
Laredo Petroleum, Inc., 7.38%, 5/01/22		5	4,838
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		86	21,930
Marathon Petroleum Corp., 4.75%, 9/15/44		12	10,666
MEG Energy Corp.:
6.50%, 3/15/21 (a)		8	6,560
7.00%, 3/31/24 (a)		50	39,750
Peabody Energy Corp., 6.00%, 11/15/18		12	3,120
Phillips 66, 4.88%, 11/15/44		11	10,526
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23		67	61,465
5.15%, 6/01/42		15	13,893
4.90%, 2/15/45		14	12,503
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		38	37,101
Spectra Energy Partners LP, 3.50%, 3/15/25		96	89,630
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		33	28,688

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	USD	18	$18,081
2.50%, 8/01/22		26	24,435
4.63%, 3/01/34		39	37,333
Valero Energy Corp., 3.65%, 3/15/25		63	60,507
Western Gas Partners LP, 4.00%, 7/01/22		30	29,034
Williams Partners LP:
4.00%, 11/15/21		49	47,069
4.50%, 11/15/23		12	11,247
4.90%, 1/15/45		42	31,275

			1,450,922
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		17	16,801
4.80%, 6/15/44		25	23,151

			39,952
Pharmaceuticals — 1.4%
AbbVie, Inc.:
2.50%, 5/14/20		56	55,691
2.90%, 11/06/22		35	34,101
4.50%, 5/14/35		27	26,063
4.40%, 11/06/42		27	24,672
Actavis Funding SCS:
2.35%, 3/12/18		132	132,525
3.00%, 3/12/20		155	155,136
Bristol-Myers Squibb Co., 4.50%, 3/01/44		23	24,342
Eli Lilly & Co.:
2.75%, 6/01/25		7	6,892
3.70%, 3/01/45		13	12,240
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		20	19,225
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		22	21,962
Mylan, Inc., 3.13%, 1/15/23 (a)		18	17,298
Novartis Capital Corp., 4.40%, 4/24/20		35	38,748
Pfizer, Inc.:
4.30%, 6/15/43		15	14,856
4.40%, 5/15/44		11	11,051
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		17	17,206
Valeant Pharmaceuticals International, Inc.,
6.13%, 4/15/25 (a)		55	52,387
Zoetis, Inc., 3.25%, 2/01/23		12	11,525

			675,920
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.45%, 9/15/21		22	22,099
3.50%, 1/31/23		8	7,707
5.00%, 2/15/24		8	8,405
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		20	17,100
ERP Operating LP, 3.38%, 6/01/25		19	18,738
HCP, Inc., 4.00%, 6/01/25		39	38,210
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)		16	15,227
Simon Property Group LP:
3.38%, 10/01/24		28	28,174
4.25%, 10/01/44		20	19,422
Ventas Realty LP:
3.75%, 5/01/24		40	39,774
4.13%, 1/15/26		25	25,200

			240,056

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	71

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	USD	24	$23,635
4.15%, 4/01/45		10	9,317
Canadian Pacific Railway Co.:
4.80%, 9/15/35		5	5,093
6.13%, 9/15/15		10	10,503
CSX Corp., 4.10%, 3/15/44		12	10,987
Norfolk Southern Corp., 4.45%, 6/15/45		19	18,359
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		21	20,524
Ryder System, Inc., 2.45%, 9/03/19		28	28,086
Union Pacific Corp.:
3.38%, 2/01/35		11	10,009
3.88%, 2/01/55		30	26,962
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		55	54,703

			218,178
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.:
2.63%, 10/01/20		22	22,067
3.90%, 10/01/25		16	15,946

			38,013
Software — 0.7%
Adobe Systems, Inc., 3.25%, 2/01/25		15	14,716
Audatex North America, Inc., 6.13%, 11/01/23 (a)		20	20,100
First Data Corp., 8.75%, 1/15/22 (a)		60	62,700
Microsoft Corp., 3.50%, 2/12/35		40	37,194
Oracle Corp.:
2.80%, 7/08/21		146	148,032
3.25%, 5/15/30		56	52,662
4.38%, 5/15/55		23	21,415

			356,819
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25		7	7,129
5.40%, 9/15/40		11	12,799
4.40%, 3/15/45		11	11,370
Lowe’s Cos., Inc.:
3.38%, 9/15/25		8	8,083
4.25%, 9/15/44		12	11,892
4.38%, 9/15/45		6	6,069
QVC, Inc.:
3.13%, 4/01/19		12	11,973
5.13%, 7/02/22		28	28,784

			98,099
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.:
2.10%, 5/06/19		139	141,151
2.00%, 5/06/20		184	184,769
3.45%, 2/09/45		12	10,159
Hewlett-Packard Co., 3.75%, 12/01/20		34	35,153

			371,232
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		23	23,244
2.85%, 8/09/22		12	11,724
4.25%, 8/09/42		12	11,093
Philip Morris International, Inc.:
1.13%, 8/21/17		50	49,984
4.13%, 3/04/43		19	17,981
4.88%, 11/15/43		23	24,358

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.:
2.30%, 6/12/18	USD	22	$22,237
3.25%, 6/12/20		18	18,514
3.25%, 11/01/22		12	11,939
4.75%, 11/01/42		19	18,231

			209,305
Trading Companies & Distributors — 0.2%
GATX Corp., 2.60%, 3/30/20		26	25,647
HD Supply, Inc., 5.25%, 12/15/21 (a)		20	20,100
United Rentals North America, Inc.:
7.63%, 4/15/22		20	21,200
5.75%, 11/15/24		20	19,150

			86,097
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.38%, 9/08/16		205	207,034
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		210	220,353
Sprint Corp., 7.88%, 9/15/23		45	36,422
T-Mobile USA, Inc.:
6.63%, 4/28/21		30	30,075
6.73%, 4/28/22		25	24,938
6.84%, 4/28/23		10	9,900
Vodafone Group PLC, 2.50%, 9/26/22		20	18,547

			547,269
Total Corporate Bonds — 35.6%			17,827,953

Foreign Agency Obligations
Norway — 0.3%
Statoil ASA, 2.90%, 11/08/20		145	149,518

Foreign Government Obligations
Brazil — 0.4%
Federative Republic of Brazil, 4.25%, 1/07/25		200	175,000
Germany — 0.6%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	250	295,940
Indonesia — 0.0%
Republic of Indonesia, 8.38%, 3/15/34	IDR	112,000	6,629
Mexico — 1.1%
United Mexican States:
4.75%, 6/14/18	MXN	2,560	151,995
5.00%, 12/11/19		800	47,021
4.00%, 10/02/23	USD	280	285,180
8.00%, 12/07/23	MXN	1,000	66,661
6.05%, 1/11/40	USD	10	10,950

			561,807
Slovenia — 0.2%
Republic of Slovenia, 2.25%, 3/25/22	EUR	101	119,833

72	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Turkey — 0.4%
Republic of Turkey, 5.75%, 3/22/24	USD	200	$207,300
Total Foreign Government Obligations — 2.7%			1,366,509

Investment Companies — 0.6%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)		3,667	305,424

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.1%
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)	USD	16	12,926
Series 2006-OA10, Class 4A1, 0.39%, 8/25/46		20	15,639
Series 2006-OA14, Class 1A1, 1.91%, 11/25/46 (b)		79	66,704
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (b)		41	35,365
Series 2007-22, Class 2A16, 6.50%, 9/25/37		449	352,767
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)		18	15,294
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)		113	60,702
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)		85	68,907
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 3A1, 1.94%, 11/27/37 (a)(b)		45	41,996
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		50	49,418
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		52	49,850
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		30	29,047
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		97	92,038
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.35%, 12/25/36 (b)		98	82,118
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (b)		26	25,791
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.30%, 9/01/21 (a)(b)		185	183,883
Series 2014-2, Class A, 2.33%, 12/01/21 (a)(b)		120	118,045
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.41%, 2/25/46 (b)		108	48,855
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.75%, 4/25/47 (b)		224	175,507

			1,524,852
Commercial Mortgage-Backed Securities — 7.2%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		15	15,547

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A1A, 5.73%, 6/10/49 (b)	USD	130	$137,662
Series 2007-3, Class A4, 5.73%, 6/10/49 (b)		270	282,856
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		20	20,603
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		40	42,286
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		87	90,976
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		25	26,509
Series 2007-PW17, Class A3, 5.74%, 6/11/50		7	6,855
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.61%, 12/15/27 (a)(b)		100	99,352
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.96%, 6/15/33 (a)(b)		100	99,263
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		15	16,145
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		80	84,978
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)		40	38,722
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		100	103,985
Series 2013-CR8, Class D, 4.10%, 10/10/23 (a)		150	133,414
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		110	112,248
Series 2014-FL5, Class D, 4.21%, 10/15/31 (a)(b)		100	91,946
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 1.53%, 4/15/29 (a)(b)		100	99,539
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		1	651
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 6.15%, 9/15/39 (a)(b)		143	149,840
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.20%, 3/15/18 (a)(b)		100	99,500
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		58	58,443
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		100	100,706
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		180	173,765
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		150	151,453
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		10	10,212
Series 2007-LDPX, Class AM, 5.46%, 1/15/49		75	77,093
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		80	83,000

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	73

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CSMO, Class D, 3.51%, 1/15/32 (a)(b)	USD	100	$99,136
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.60%, 11/12/37 (b)		55	54,787
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		58	60,334
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.38%, 2/12/44 (b)		25	24,510
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		50	52,402
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	62,297
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(f)		58	56,265
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		39	38,990
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		51	50,222
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		358	366,633
SCG Trust, Series 2013-SRP1, Class AJ, 2.14%, 11/15/26 (a)(b)		100	99,185
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		44	43,835
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)(b)		100	90,082
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C29, Class AM, 5.34%, 11/15/48		15	15,547
Series 2006-WL7A, Class H, 0.61%, 9/15/21 (a)(b)		41	39,709
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		20	20,583
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		36	36,240

			3,618,306
Interest Only Commercial Mortgage-Backed Securities — 1.0%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		1,760	89,345
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.89%, 1/10/46 (b)		992	72,317
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		939	7,756
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		299	19,331
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.78%, 2/10/46 (b)		1,256	111,085
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.10%, 11/05/30 (a)(b)		1,225	195
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 2.02%, 12/15/47 (b)		964	79,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		201	13,760
WF-RBS Commercial Mortgage Trust:
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		413	26,616

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)	USD	983	$74,233

			493,926
Total Non-Agency Mortgage-Backed Securities — 11.3%			5,637,084

Other Interests (g)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)(h)		55	—
Lehman Brothers Holdings, Inc. (d)(h)		325	—
Total Other Interests — 0.0%			—

Preferred Securities
Capital Trusts		Par (000)
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (c)		78	77,850
Banks — 0.3%
Bank of America Corp., 6.10% (b)(i)		14	13,650
Citigroup, Inc., 5.90% (b)(i)		17	16,575
Citigroup, Inc., 5.95% (b)(i)		56	55,230
Citigroup, Inc., 5.95% (b)(i)		50	47,125

			132,580
Capital Markets — 0.0%
State Street Capital Trust IV, 1.34%, 6/01/77 (b)		20	16,100
Consumer Finance — 0.1%
Capital One Financial Corp., 5.55% (b)(i)		31	30,613
Insurance — 0.0%
MetLife, Inc., 5.25% (b)(i)		16	15,840
Total Capital Trusts — 0.5%			272,983

Trust Preferreds		Shares	Value
Banks — 0.4%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		6,917	177,698
Consumer Finance — 0.2%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		4,000	102,120
Total Trust Preferreds — 0.6%			279,818
Total Preferred Securities — 1.1%			552,801

74	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, Series A, 5.00%, 1/01/44	USD	5	$5,499
Bay Area Toll Authority RB, 5.00%, 10/01/54		45	49,105
Central Texas Turnpike System RB, 5.00%, 8/15/37		5	5,500
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/43		5	5,658
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		10	11,500
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		15	15,615
City of Tulare, CA Sewer Revenue RB, AGM, 5.00%, 11/15/45		5	5,589
Colorado Health Facilities Authority RB, 5.25%, 1/01/45		5	5,442
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		30	32,790
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		10	10,789
Fremont Union High School District GO, 5.00%, 8/01/40		10	11,425
Hillsborough County Aviation Authority RB, 5.00%, 10/01/44		10	11,085
Los Angeles Community College District GO, 6.60%, 8/01/42		15	20,191
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 7/01/39		10	10,894
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		45	48,226
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		20	26,173
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		15	17,581
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	31,804
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		10	11,466
New York City Water & Sewer System RB:
5.38%, 6/15/43		95	110,364
5.50%, 6/15/43		115	134,614
5.88%, 6/15/44		20	25,538
New York State Dormitory Authority RB, 5.39%, 3/15/40		15	18,016
New York State Thruway Authority RB, 5.00%, 1/01/31		10	11,526
North Dakota Public Finance Authority RB, 5.00%, 6/01/45		10	11,134
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		20	21,300
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		30	32,568
South Carolina State Public Service Authority RB, 5.00%, 12/01/46		20	21,787
State of California GO, 7.60%, 11/01/40		85	124,711
State of Illinois GO, 5.10%, 6/01/33		80	74,977
State of Minnesota GO, 5.00%, 8/01/32-8/01/35		15	17,872
University of California RB, 4.86%, 5/15/12		15	14,490
Total Taxable Municipal Bonds — 1.9%			955,229

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)	USD	115	$121,383
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)		41	41,387

			162,770
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		15	15,509
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.45%, 1/25/22 (b)		276	27,894
Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)		1,869	21,946
Freddie Mac, Series K718, Class X1, 0.65%, 1/25/22		309	11,076
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		516	34,147

			95,063
Mortgage-Backed Securities — 61.4%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)		58	61,332
2.50%, 4/01/30-10/01/30 (j)		638	651,183
3.00%, 4/01/29-10/01/45 (b)(j)		3,537	3,625,441
3.14%, 3/01/41 (b)		41	43,629
3.16%, 12/01/40 (b)		56	58,778
3.35%, 6/01/41 (b)		46	48,687
3.50%, 7/01/26-10/01/45 (j)		4,996	5,253,791
3.52%, 9/01/41 (b)		35	37,443
4.00%, 2/01/25-10/01/45 (j)		2,873	3,071,138
4.50%, 2/01/25-10/01/45 (j)		1,876	2,027,528
5.00%, 7/01/33-10/01/45 (j)		1,042	1,150,880
5.50%, 2/01/35-10/01/45 (j)		821	919,961
6.00%, 2/01/17-10/01/45 (j)		458	518,764
6.50%, 5/01/40-10/01/45 (j)		278	317,485
7.00%, 2/01/16 (k)		0	29
Freddie Mac Mortgage-Backed Securities:
2.38%, 4/01/38 (b)		91	96,170
2.50%, 3/01/30-10/01/30 (j)		298	304,537
3.00%, 1/01/30-8/01/43		1,401	1,428,223
3.02%, 2/01/41 (b)		51	54,051
3.50%, 4/01/42-10/01/45 (j)		2,279	2,377,172
4.00%, 8/01/44-10/01/45 (j)		1,521	1,620,234
4.50%, 2/01/39-10/01/45 (j)		694	752,309
5.00%, 8/01/40-10/01/45 (j)		372	409,016
5.50%, 6/01/41		104	115,322
6.00%, 6/01/35		71	79,632
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-10/15/45 (j)		903	922,804
3.50%, 10/20/42-8/20/45		1,380	1,449,199
4.00%, 12/20/40-10/15/45 (j)		1,380	1,472,963
4.50%, 12/20/39-2/15/42		1,095	1,190,092
5.00%, 7/15/39-10/15/45 (j)		394	433,320
5.50%, 5/20/36-10/15/45 (j)		207	231,981

			30,723,094
Total U.S. Government Sponsored Agency Securities — 61.9%			30,996,436

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	75

Schedule of Investments (continued)	BlackRock Total Return Portfolio

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 8/15/45 (l)	USD	2,342	$2,340,841
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		2,096	2,008,977
U.S. Treasury Notes:
0.63%, 9/30/17		2,510	2,508,823
1.00%, 9/15/18 (l)		2,865	2,871,567
1.38%, 8/31/20-9/30/20 (l)		2,252	2,252,933
1.88%, 8/31/22		1,280	1,290,834
Total U.S. Treasury Obligations — 26.5%			13,273,975
Total Long-Term Investments (Cost — $78,681,079) — 156.4%			78,306,999

Short-Term Securities
Borrowed Bond Agreements — 2.6% (m)
BNP Paribas Securities Corp., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $119,700, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 120,000 and $119,972, respectively)		120	119,700
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $1,154,740, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 1,162,000 and $1,155,858, respectively)		1,155	1,154,737
Total Short-Term Securities (Cost — $1,274,437) — 2.6%			1,274,437

Options Purchased
(Cost — $7,056) — 0.0%			2,007
Total Investments Before Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $79,962,572*) — 159.0%			79,583,443

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (2.5)%
U.S. Treasury Notes:
1.38%, 9/30/20	USD	120	$ (119,972)
2.00%, 8/15/25		1,162	(1,155,858)
(Proceeds — $1,269,935) — (2.5)%			(1,275,830)

Investments Sold Short		Par (000)	Value
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Bonds, 3.00%, 5/15/45		25	(25,584)
(Proceeds — $25,531) — (0.1)%			(25,584)

Options Written
(Premiums Received — $ 55) — (0.0)%			(240)

TBA Sale Commitments (j)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30		100	(101,947)
3.00%, 10/01/30-10/01/45		1,411	(1,446,165)
3.50%, 10/01/30-10/01/45		2,567	(2,688,179)
4.00%, 10/01/30-10/01/45		1,273	(1,351,849)
4.50%, 10/01/45		720	(780,398)
5.00%, 10/01/45		900	(991,385)
5.50%, 10/01/45		600	(669,954)
6.00%, 10/01/45		200	(225,606)
6.50%, 10/01/45		200	(228,864)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/30-10/01/45		492	(498,309)
3.50%, 10/01/45		1,329	(1,382,783)
4.00%, 10/01/45		566	(602,509)
4.50%, 10/01/45		217	(234,835)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/45		224	(234,701)
4.00%, 1/15/44-10/15/45		283	(301,518)
4.50%, 10/15/45		346	(373,555)
Total TBA Sale Commitments (Proceeds — $12,073,126) — (24.2)%			(12,112,557)
Total Investments Net of Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments — 132.2%			66,169,232
Liabilities in Excess of Other Assets — (32.2)%			(16,101,593)

Net Assets — 100.0%			$50,067,639

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$80,001,237

Gross unrealized appreciation	$622,929
Gross unrealized depreciation	(1,040,723)

Net unrealized depreciation	$(417,794)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

76	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Shares Purchased	Shares Sold	Shares Held at September 30, 2015	Value Held at September 30, 2015	Income
iShares iBoxx $ High Yield Corporate Bond ETF	—	3,667	—	3,667	$305,424	$2,858

(f)	Zero-coupon bond.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Non-income producing security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$522,725	$ 2,642
BNP Paribas Securities Corp.	$(94,683)	$ (583)
Citigroup Global Markets, Inc.	$(1,115,443)	$(5,026)
Credit Suisse Securities (USA) LLC	$(109,936)	$ 2,506
Deutsche Bank Securities, Inc.	$(350,544)	$(2,447)
Goldman Sachs & Co.	$243,070	$ 7,817
J.P. Morgan Securities LLC	$(232,448)	$ 2,227
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(32,565)	$ (753)
Morgan Stanley & Co. LLC	$(552,951)	$(1,419)
Nomura Securities International, Inc.	$(821,263)	$(4,884)
RBC Capital Markets, LLC	$(715,944)	$(4,614)
SG Americas Securities LLC	$(40)	$ 1
Wells Fargo Securities, LLC	$(8,621)	$ 892

(k)	Amount is less than $500.

(l)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(m)	Certain agreements have no stated maturity and can be terminated by either party at any time.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse repurchase agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
J.P. Morgan Securities LLC	0.15%	9/30/15	10/01/15	$2,610,000	$2,610,011
J.P. Morgan Securities LLC	0.26%	9/30/15	10/01/15	2,868,581	2,868,602
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	10/01/15	2,308,000	2,308,013
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	10/01/15	2,232,000	2,232,017
Total				$10,018,581	$10,018,643

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(28)	Euro Dollar Futures	December 2015	USD	6,970,950	$ (9,887)
(1)	Euro-Bobl	December 2015	USD	144,168	(459)
(2)	Euro-Bund	December 2015	USD	349,055	(6,382)
10	U.S. Treasury Bonds (30 Year)	December 2015	USD	1,573,438	(17,824)
17	U.S. Treasury Notes (10 Year)	December 2015	USD	2,188,484	20,903
12	U.S. Treasury Notes (2 Year)	December 2015	USD	2,628,375	827
19	U.S. Treasury Notes (5 Year)	December 2015	USD	2,289,797	11,888
3	U.S. Ultra Treasury Bonds	December 2015	USD	481,219	3,186
13	Euro Dollar Futures	September 2016	USD	3,224,325	3,557

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	77

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(8)	Euro Dollar Futures	December 2016	USD	1,981,100	$(9,198)
Total					$(3,389)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,447	MXN	815,259	Goldman Sachs International	10/13/15	$275
USD	272,609	EUR	247,000	UBS AG	10/20/15	(3,474)
USD	71,611	MXN	1,214,212	BNP Paribas S.A.	10/20/15	(90)
USD	65,964	MXN	1,051,000	BNP Paribas S.A.	10/20/15	3,901
USD	69,355	MXN	1,168,868	Goldman Sachs International	10/20/15	331
USD	12,091	MXN	194,608	Goldman Sachs International	10/20/15	599
USD	16,133	MXN	259,478	Goldman Sachs International	10/20/15	810
USD	19,636	MXN	315,914	Goldman Sachs International	10/20/15	981
USD	21,567	IDR	316,281,876	Standard Chartered Bank	11/13/15	403
USD	117,803	EUR	104,528	Goldman Sachs International	11/16/15	918
RUB	469,000	USD	6,948	Citibank N.A.	12/09/15	65
RUB	1,173,226	USD	17,152	HSBC Bank PLC	12/09/15	392
RUB	1,157,000	USD	16,507	Morgan Stanley & Co. International PLC	12/09/15	794
USD	2,085	RUB	143,698	Deutsche Bank AG	12/09/15	(63)
USD	38,911	RUB	2,729,484	JPMorgan Chase Bank N.A.	12/09/15	(1,905)
Total						$3,937

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW	100,213	$699
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	485	1,308
Total									$2,007

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	100,213	$(240)
Total									$(240)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	830	$(4,384)

78	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	220	$ (690)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	3,506	(21,631)
1.95%[3]	3-month LIBOR	9/05/17[2]	9/05/19	USD	3,315	20,536
1.89%[3]	3-month LIBOR	9/15/17[2]	9/15/19	USD	1,660	7,899
1.78%[1]	3-month LIBOR	N/A	7/14/20	USD	120	(2,772)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	20	273
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	31	(795)
2.71%[1]	3-month LIBOR	9/05/17[2]	9/05/27	USD	740	(17,489)
2.67%[1]	3-month LIBOR	9/15/17[2]	9/15/27	USD	375	(7,238)
Total						$(21,907)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	40	$565	$411	$ 154
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	66	2,158	385	1,773
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	66	2,421	824	1,597
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	30	1,011	837	174
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	140	(190)	(541)	351
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	80	(108)	(263)	155
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	60	2,023	716	1,307
Standard Chartered PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	20	674	569	105
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	6	400	405	(5)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	10	656	597	59
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	6	404	414	(10)
Australia and New Zealand Banking Ltd.	1.00%	Goldman Sachs International	12/20/20	USD	371	(96)	(2,180)	2,084
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	41	(11)	(158)	147
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	37	(10)	(111)	101
Total						$9,897	$1,905	$7,992

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	50	$(12,735)	$(1,167)	$(11,568)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	10	(2,547)	(233)	(2,314)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	30	(1,715)	(996)	(719)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	15	(4,397)	(1,022)	(3,375)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(2,931)	(659)	(2,272)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(2,931)	(643)	(2,288)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	30	(833)	(1,159)	326
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	100	278	526	(248)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	79

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	66	$(2,158)	$ (635)	$ (1,523)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	66	(2,421)	(718)	(1,703)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	20	(815)	(558)	(257)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	15	(610)	(418)	(192)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	65	(2,646)	(1,516)	(1,130)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	65	(2,646)	(1,090)	(1,556)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	34	(1,380)	(649)	(731)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	32	(1,303)	(647)	(656)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	32	(1,303)	(647)	(656)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	32	(1,303)	(615)	(688)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	70	(8,598)	(4,728)	(3,870)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	200	(2,586)	(18,584)	15,998
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	50	(934)	(7,018)	6,084
Total							$(56,514)	$(43,176)	$(13,338)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/16	BRL	955	$4,191	$ 28	$ 4,163
12.30%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	629	(2,761)	(19)	(2,742)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	449	(1,239)	(6)	(1,233)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	124	(555)	(1)	(554)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	109	(403)	(2)	(401)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	930	(304)	45	(349)
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	590	1,678	(25)	1,703
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	577	(785)	14	(799)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	423	(113)	20	(133)
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	277	(68)	(7)	(61)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	255	955	(6)	961
14.71%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/16	BRL	345	(297)	—	(297)
15.00%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	7/01/16	BRL	359	(96)	(4)	(92)
13.61%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	464	(2,642)	3	(2,645)
14.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	507	(713)	(6)	(707)
13.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	313	(1,422)	2	(1,424)

80	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.57%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	259	$(1,513)	$ 2	$ (1,515)
14.15%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	140	(684)	—	(684)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	711	(174)	(3)	(171)
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	5/27/17	CNY	705	(189)	(1)	(188)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/07/17	CNY	360	(106)	1	(107)
2.29%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	7/07/17	CNY	365	(68)	1	(69)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/08/17	CNY	412	(107)	1	(108)
2.18%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/09/17	CNY	358	(180)	1	(181)
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	358	(247)	1	(248)
4.41%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/25/17	MXN	1,389	134	(7)	141
7.52%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/25/16[3]	8/25/17	ZAR	2,675	(25)	—	(25)
7.59%[2]	3-month JIBAR	Morgan Stanley Capital Services LLC	8/26/16[3]	8/26/17	ZAR	1,421	48	—	48
7.50%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/28/16[3]	8/28/17	ZAR	1,790	(54)	—	(54)
7.45%[2]	3-month JIBAR	Bank of America N.A.	8/29/16[3]	8/29/17	ZAR	2,675	(161)	—	(161)
7.59%[2]	3-month JIBAR	Citibank N.A.	9/05/16[3]	9/05/17	ZAR	1,052	19	—	19
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/17/17	MXN	468	42	3	39
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/16/18	MXN	416	(102)	3	(105)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	408	(15)	6	(21)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	3/21/18	MXN	408	(26)	6	(32)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	358	(57)	1	(58)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/14/18	MXN	545	68	1	67
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/15/19	MXN	388	91	4	87
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/18/19	MXN	365	100	1	99
1.87%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	72,085	625	(1)	626
1.84%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	47,035	359	(1)	360
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	8/07/20	KRW	14,705	153	—	153
1.91%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	8/07/20	KRW	38,884	403	(1)	404
2.57%[2]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	200	13,584	—	13,584
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	82	3,798	2	3,796
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	43	(1,806)	—	(1,806)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	29	(1,299)	—	(1,299)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	9	(443)	—	(443)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	210	(22,777)	—	(22,777)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	81

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.25%[1]	3-month LIBOR	UBS AG	N/A	7/05/21	USD	300	$(31,053)	$ —	$(31,053)
2.16%[1]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	100	(3,433)	—	(3,433)
2.32%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/31/23	USD	200	9,303	—	9,303
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	100	(4,594)	—	(4,594)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	544	(974)	(3)	(971)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	237	(415)	(1)	(414)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	336	833	5	828
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	244	(778)	(1)	(777)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	577	(1,827)	(2)	(1,825)
5.88%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/28/25	MXN	2	(116)	(130)	14
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	262	105	(4)	109
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	131	(6)	(1)	(5)
2.25%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	44,550	1,292	(1)	1,293
2.26%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	17,935	533	—	533
2.27%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/10/25	KRW	18,285	549	(1)	550
2.29%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/13/25	KRW	9,142	287	—	287
2.28%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/14/25	KRW	9,142	280	—	280
2.29%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	7/15/25	KRW	20,783	660	—	660
6.33%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	7/16/25	MXN	631	1	(3)	4
6.35%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/16/25	MXN	292	20	(2)	22
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	316	(53)	(2)	(51)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	633	(120)	(3)	(117)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	318	81	2	79
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	318	81	2	79
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	1,180	316	6	310
6.44%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	8/27/25	MXN	327	114	(2)	116
6.47%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	8/28/25	MXN	327	156	(2)	158
Total							$(43,941)	$ (87)	$(43,854)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

82	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,186,713	$1,055,357	$7,242,070
Corporate Bonds	—	17,827,953	—	17,827,953
Foreign Agency Obligations	—	149,518	—	149,518
Foreign Government Obligations	—	1,366,509	—	1,366,509
Investment Companies	$305,424	—	—	305,424
Non-Agency Mortgage-Backed Securities	—	4,984,899	652,185	5,637,084
Other Interests	—	—	—	—
Preferred Securities	279,818	272,983	—	552,801
Taxable Municipal Bonds	—	955,229	—	955,229
U.S. Government Sponsored Agency Securities	—	30,996,436	—	30,996,436
U.S. Treasury Obligations	—	13,273,975	—	13,273,975
Short-Term Securities:
Borrowed Bond Agreements	—	1,274,437	—	1,274,437
Options Purchased:
Interest Rate Contracts	—	2,007	—	2,007
Liabilities:
Investments:
Borrowed Bonds	—	(1,275,830)	—	(1,275,830)
Investments Sold Short	—	(25,584)	—	(25,584)
TBA Sale Commitments	—	(12,112,557)	—	(12,112,557)

Total	$585,242	$63,876,688	$1,707,542	$66,169,472

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$30,415	—	$30,415
Foreign currency exchange contracts	—	9,469	—	9,469
Interest rate contracts	$40,362	69,583	—	109,945
Liabilities:
Credit contracts	—	(40,145)	—	(40,145)
Foreign currency exchange contracts	—	(5,532)	—	(5,532)
Interest rate contracts	(43,751)	(135,584)	—	(179,335)
Total	$(3,389)	$(71,794)	—	$(75,183)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and option written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and option written are shown at value.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	83

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

•

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of September 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,505,528	—	—	$4,505,528
Cash pledged for centrally cleared swaps	67,870	—	—	67,870
Foreign currency at value	95,574	—	—	95,574
Liabilities:
Reverse repurchase agreements	—	$ (10,018,643)	—	(10,018,643)
Total	$4,668,972	$ (10,018,643)	—	$(5,349,671)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2014	$1,265,336	$147,350	$ 902,586	$2,315,272
Transfers into Level 3	491,744	—	—	491,744
Transfers out of Level 3[1]	(597,799)	—	(82,585)	(680,384)
Accrued discounts/premiums	(990)	—	886	(104)
Net realized gain (loss)	(1,987)	—	5,413	3,426
Net change in unrealized appreciation (depreciation)[2]	8,015	(733)	(9,170)	(1,888)
Purchases	335,607	—	218,322	553,929
Sales	(444,569)	(146,617)	(383,267)	(974,453)
Closing Balance, as of September 30, 2015	$1,055,357	—	$ 652,185	$1,707,542

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$6,132	—	$ (9,247)	$(3,115)

[1]

As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $680,384 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

84	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.42%, 8/15/25 (a)(b)	USD	500	$492,643
OCP CLO Ltd., Series 2012-2A, Class A2, 1.81%, 11/22/23 (a)(b)		600	599,243
Progress Residential Trust, Series 2015-SFR1, Class A, 1.61%, 2/17/32 (a)(b)		400	396,135
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		200	197,080
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.79%, 4/20/26 (a)(b)		400	399,200
Total Asset-Backed Securities — 3.1%			2,084,301

Corporate Bonds
Banks — 3.3%
Bank of Nova Scotia, 1.75%, 3/22/17 (a)		470	475,186
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	158,923
Toronto-Dominion Bank, 1.50%, 3/13/17 (a)		1,630	1,640,864

			2,274,973
Total Corporate Bonds — 3.3%			2,274,973

Foreign Government Obligations — 0.3%
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	3,200	213,314

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 3.0%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	353	368,725
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		600	598,927
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		300	314,880
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)		800	799,050

			2,081,582
Interest Only Commercial Mortgage-Backed Securities — 2.9%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.65%, 3/10/46 (b)		2,770	201,613

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities
Series 2014-CR14, Class XA, 1.02%, 2/10/47 (b)	USD	1,100	$47,509
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		1,894	122,211
Series 2015-CR24, Class XA, 1.04%, 8/10/55 (b)		1,199	75,795
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (b)		1,799	126,237
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (b)		5,988	326,418
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.33%, 2/10/48 (b)		2,912	219,212
Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		1,295	109,201
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		3,120	143,146
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		2,600	113,958
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		1,300	97,487
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 4/15/50 (b)		2,094	135,352
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22		18,864	98,583
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.18%, 9/15/58 (b)		999	72,988
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		1,254	94,670

			1,984,380
Total Non-Agency Mortgage-Backed Securities — 5.9%			4,065,962

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 9.1%
Fannie Mae:
1.63%, 10/26/15		2,265	2,267,261
5.50%, 3/01/20		62	64,170
Federal Home Loan Bank, 4.00%, 4/10/28		400	448,582
Freddie Mac:
1.25%, 1/30/18		1,500	1,501,077
6.25%, 7/15/32		1,400	1,977,885

			6,258,975

Portfolio Abbreviations

AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazillian Real	IDR	Indonesian Rupiah	OTC	Over-the-counter
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SAR	Saudi Arabian Riyal
CLP	Chilean Peso	KRW	South Korean Won	TBA	To-be-announced
COP	Colombian Peso	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
EUR	Euro	MXN	Mexican Peso	USD	U.S. Dollar
				ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	85

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae, Series 2014-107, Class WX, 6.84%, 7/20/39 (b)	USD	236	$279,401
Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac, Series K043, Class A2, 3.06%, 12/25/24		300	309,060
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24 (b)		2,597	111,682
Series K718, Class X1, 0.65%, 1/25/22		1,896	67,883
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42-11/16/43 (b)		2,247	22
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		1,039	10

			179,597
Mortgage-Backed Securities — 105.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-10/01/30 (c)		1,539	1,569,083
3.00%, 4/01/29-10/01/45 (b)(c)		9,829	10,064,067
3.14%, 3/01/41 (b)		62	65,443
3.16%, 12/01/40 (b)		73	77,065
3.35%, 6/01/41 (b)		92	97,374
3.50%, 7/01/26-10/01/45 (c)		10,675	11,191,663
3.52%, 9/01/41 (b)		71	74,887
4.00%, 2/01/25-10/01/45 (c)		4,361	4,660,931
4.50%, 6/01/26-10/01/45 (c)		2,229	2,417,679
5.00%, 10/01/30-10/01/45 (c)		4,158	4,510,695
5.50%, 11/01/21-10/01/45 (c)		1,233	1,375,149
6.00%, 4/01/35-10/01/45 (c)		884	1,000,371
6.50%, 5/01/40		500	571,367
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30		257	261,926
3.00%, 1/01/30-10/01/45 (c)		4,880	4,948,338
3.02%, 2/01/41 (b)		76	81,076
3.50%, 4/01/42-9/01/45 (c)		2,303	2,402,860
4.00%, 8/01/44-10/01/45 (c)		4,902	5,218,252
4.50%, 2/01/39-10/01/45 (c)		1,920	2,081,622
5.00%, 8/01/40-10/01/45 (c)		1,059	1,161,258
5.50%, 6/01/41-10/01/45 (c)		460	510,009
8.00%, 3/01/30-6/01/31		18	19,300
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-10/15/45 (c)		2,702	2,758,897
3.50%, 5/15/43-10/15/45 (c)		8,593	9,003,645
4.00%, 10/20/40-10/15/45 (c)		2,375	2,534,059
4.50%, 12/20/39-2/15/42 (c)		2,765	3,005,015
5.00%, 7/15/39-12/15/40		135	149,324

			71,811,355
Total U.S. Government Sponsored Agency Securities — 115.3%			78,838,388

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.88%, 8/15/45 (d)		5,720	5,717,169
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		1,960	1,878,309
U.S. Treasury Notes:
0.88%, 6/15/17 (d)		4,350	4,371,128
0.63%, 8/31/17-11/30/17		9,070	9,054,291
1.88%, 9/30/17-8/31/22		4,965	5,046,348
1.25%, 10/30/18 (d)		680	685,454
1.63%, 3/31/19 (d)		1,505	1,532,591

U.S. Treasury Obligations		Par (000)	Value
1.50%, 10/31/19 (d)	USD	1,105	$1,117,187
1.38%, 8/31/20-9/30/20 (d)		3,435	3,436,396
2.50%, 8/15/23 (d)		1,255	1,311,769
2.38%, 8/15/24 (d)		1,218	1,254,889
2.00%, 8/15/25		1,775	1,765,617
Total U.S. Treasury Obligations — 54.3%			37,171,148
			Value
Total Long-Term Investments (Cost — $124,133,681) — 182.2%			124,648,086

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 1.0%
Deutsche Bank Securities, Inc., (0.08)%, Open (Purchased on 9/08/15 to be repurchased at $609,206, collateralized by U.S. Treasury Notes, 0.63% due at 8/31/17, par and fair value of USD 610,000 and $609,714, respectively)		609	609,238
Deutsche Bank Securities, Inc., 0.09%, Open (Purchased on 9/16/15 to be repurchased at $49,877, collateralized by U.S. Treasury Notes, 1.00% due at 8/15/18, par and fair value of USD 50,000 and $50,133, respectively)		50	49,875
			Value
Total Short-Term Securities
(Cost — $659,113) — 1.0%			659,113

Options Purchased
(Cost — $13,500) — 0.0%			6,898
Total Investments Before Options Written, Borrowed Bonds, Investments Sold Short and TBA Sale Commitments (Cost — $124,806,294*) — 183.2%			125,314,097

Options Written
(Premiums Received — $ 106,970) — (0.1)%			(96,116)

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (1.0)%
U.S. Treasury Notes:
0.63%, 8/31/17		610	(609,714)
1.00%, 8/15/18		50	(50,133)
(Proceeds — $659,723) — (1.0)%			(659,847)
Investments Sold Short
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Notes, 0.63%, 9/30/17 (e)		585	(584,726)
Total Investments Sold Short (Proceeds — $584,268) — (0.9)%			(584,726)

86	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30	USD	253	$(257,926)
3.00%, 10/01/30-10/01/45		12,112	(12,326,272)
3.50%, 10/01/30-10/01/45		7,290	(7,627,340)
4.00%, 10/01/45		4,111	(4,385,120)
4.50%, 10/01/45		1,400	(1,517,528)
5.50%, 10/01/45		1,000	(1,116,590)
6.00%, 10/01/45		200	(225,677)

TBA Sale Commitments		Par (000)	Value
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/30	USD	158	$(161,068)
3.00%, 10/01/30		247	(256,957)
3.50%, 10/01/45		2,303	(2,396,200)
4.00%, 10/01/45		2,498	(2,659,130)
4.50%, 10/01/45		311	(336,560)
5.50%, 10/01/45		100	(110,867)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45		381	(388,791)
3.50%, 10/15/45		2,716	(2,845,617)
4.00%, 1/15/44-10/15/45		602	(641,384)
4.50%, 10/15/45		523	(561,817)
Total TBA Sale Commitments (Proceeds — $37,625,280) — (55.3)%			(37,814,844)
Total Investments Net of Options Written, Borrowed Bonds, Investments Sold Short and TBA Sale Commitments — 125.9%			86,158,564
Liabilities in Excess of Other Assets — (25.9)%			(17,751,303)

Net Assets — 100.0%			$68,407,261

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$124,844,971

Gross unrealized appreciation	$996,411
Gross unrealized depreciation	(527,285)

Net unrealized appreciation	$469,126

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,307,571)	$(13,764)
BNP Paribas Securities Corp.	$(135,394)	$(817)
Citigroup Global Markets, Inc.	$2,929,669	$26,638
Credit Suisse Securities (USA) LLC	$(2,403,040)	$(22,665)
Deutsche Bank Securities, Inc.	$(1,230,924)	$(8,518)
Goldman Sachs & Co.	$2,048,863	$26,227
J.P. Morgan Securities LLC	$2,554,439	$11,358
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$332,025	$9,219
Morgan Stanley & Co. LLC	$735,671	$(6,206)
Nomura Securities International, Inc.	$(1,985,758)	$(14,214)
RBC Capital Markets, LLC	$(1,269,825)	$(8,124)
SG Americas Securities LLC	$(53)	$2
Wells Fargo Securities, LLC	$19,582	$708

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	87

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Reverse repurchase agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.09%	6/10/15	Open	$4,377,000	$4,378,226
BNP Paribas Securities Corp.	0.20%	6/10/15	Open	1,220,000	1,220,759
Credit Suisse Securities (USA) LLC	0.14%	6/10/15	Open	1,100,000	1,100,479
Credit Suisse Securities (USA) LLC	0.17%	6/10/15	Open	1,520,000	1,520,804
Credit Suisse Securities (USA) LLC	0.17%	6/10/15	Open	1,285,000	1,285,680
Credit Suisse Securities (USA) LLC	0.17%	6/10/15	Open	680,000	680,360
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	10/01/15	3,465,000	3,465,019
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	10/01/15	5,720,000	5,720,043
Total				$19,367,000	$19,371,370

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(28)	Euro Dollar Futures	December 2015	USD	6,970,950	$(10,012)
2	U.S. Treasury Bonds (30 Year)	December 2015	USD	314,688	(4,166)
7	U.S. Treasury Notes (10 Year)	December 2015	USD	901,141	7
(49)	U.S. Treasury Notes (2 Year)	December 2015	USD	10,732,531	(5,868)
(7)	U.S. Treasury Notes (5 Year)	December 2015	USD	843,609	(5,130)
(4)	U.S. Ultra Treasury Bonds	December 2015	USD	641,625	(8,966)
17	Euro Dollar Futures	March 2016	USD	4,227,900	14,389
(4)	Euro Dollar Futures	June 2016	USD	993,550	(3,399)
13	Euro Dollar Futures	September 2016	USD	3,224,325	3,557
(22)	Euro Dollar Futures	December 2016	USD	5,448,025	(8,597)
6	Euro Dollar Futures	December 2017	USD	1,478,325	14,393
Total					$(13,792)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	15,499,400	USD	5,000	Credit Suisse International	10/01/15	$ 19
COP	31,005,000	USD	10,000	Goldman Sachs International	10/01/15	40
EUR	8,000	USD	8,902	Goldman Sachs International	10/01/15	37
USD	10,000	COP	31,192,100	Credit Suisse International	10/01/15	(101)
USD	5,000	COP	14,963,000	Credit Suisse International	10/01/15	155
BRL	38,595	USD	10,179	BNP Paribas S.A.	10/02/15	(450)
BRL	77,650	USD	20,000	BNP Paribas S.A.	10/02/15	(428)
BRL	33,475	USD	8,821	Goldman Sachs International	10/02/15	(384)
BRL	50,195	USD	13,000	Goldman Sachs International	10/02/15	(348)
BRL	38,660	USD	10,000	Goldman Sachs International	10/02/15	(255)
BRL	12,775	USD	3,333	Goldman Sachs International	10/02/15	(113)
BRL	44,602	USD	11,667	JPMorgan Chase Bank N.A.	10/02/15	(424)
BRL	35,999	USD	9,333	Morgan Stanley & Co. International PLC	10/02/15	(260)
BRL	26,740	USD	7,000	Royal Bank of Scotland PLC	10/02/15	(260)
BRL	26,751	USD	7,000	Royal Bank of Scotland PLC	10/02/15	(257)

88	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	50,284	USD	13,000	UBS AG	10/02/15	$ (326)
MXN	135,476	USD	8,000	Deutsche Bank AG	10/02/15	13
MXN	171,450	USD	10,000	Deutsche Bank AG	10/02/15	140
MXN	854,655	USD	50,000	Deutsche Bank AG	10/02/15	548
MXN	135,266	USD	8,000	JPMorgan Chase Bank N.A.	10/02/15	—
MXN	134,425	USD	8,000	UBS AG	10/02/15	(50)
USD	2,000	BRL	7,383	BNP Paribas S.A.	10/02/15	139
USD	6,500	BRL	23,478	Deutsche Bank AG	10/02/15	582
USD	9,750	BRL	37,287	Goldman Sachs International	10/02/15	352
USD	6,500	BRL	23,452	Goldman Sachs International	10/02/15	589
USD	8,333	BRL	30,625	Goldman Sachs International	10/02/15	614
USD	50,000	BRL	183,195	Goldman Sachs International	10/02/15	3,824
USD	7,000	BRL	26,380	Morgan Stanley & Co. International PLC	10/02/15	351
USD	5,000	BRL	18,328	Morgan Stanley & Co. International PLC	10/02/15	380
USD	10,000	BRL	36,776	Morgan Stanley & Co. International PLC	10/02/15	730
USD	3,250	BRL	12,391	UBS AG	10/02/15	127
USD	5,000	BRL	19,273	UBS AG	10/02/15	142
USD	12,000	MXN	202,248	Bank of America N.A.	10/02/15	38
USD	9,000	MXN	147,942	Goldman Sachs International	10/02/15	250
USD	15,000	MXN	252,510	JPMorgan Chase Bank N.A.	10/02/15	66
USD	10,000	MXN	167,494	JPMorgan Chase Bank N.A.	10/02/15	94
USD	8,000	MXN	134,831	Morgan Stanley & Co. International PLC	10/02/15	26
USD	10,000	MXN	168,034	Morgan Stanley & Co. International PLC	10/02/15	62
USD	10,000	MXN	167,921	UBS AG	10/02/15	68
USD	10,000	MXN	164,025	UBS AG	10/02/15	299
USD	10,000	ZAR	137,773	BNP Paribas S.A.	10/06/15	69
USD	10,000	ZAR	137,603	BNP Paribas S.A.	10/06/15	81
ZAR	83,142	USD	6,000	BNP Paribas S.A.	10/06/15	(7)
ZAR	137,461	USD	10,000	Citibank N.A.	10/06/15	(92)
ZAR	55,245	USD	4,000	Credit Suisse International	10/06/15	(18)
MYR	21,339	USD	5,000	JPMorgan Chase Bank N.A.	10/08/15	(148)
USD	5,000	MYR	21,425	Deutsche Bank AG	10/08/15	129
CLP	4,824,260	USD	7,000	Credit Suisse International	10/13/15	(78)
COP	10,999,765	USD	3,500	Credit Suisse International	10/13/15	57
COP	6,092,000	USD	2,000	Royal Bank of Scotland PLC	10/13/15	(30)
USD	7,000	CLP	4,743,249	BNP Paribas S.A.	10/13/15	194
USD	1,833	COP	5,603,830	Credit Suisse International	10/13/15	21
USD	3,667	COP	10,991,577	Credit Suisse International	10/13/15	112
MXN	518,101	USD	30,800	Morgan Stanley & Co. International PLC	10/14/15	(189)
MXN	184,138	USD	11,000	Morgan Stanley & Co. International PLC	10/14/15	(121)
USD	4,800	MXN	82,074	Goldman Sachs International	10/14/15	(49)
USD	5,000	MXN	84,281	Goldman Sachs International	10/14/15	21
USD	7,000	MXN	116,220	Goldman Sachs International	10/14/15	133
USD	9,000	MXN	151,732	UBS AG	10/14/15	35
USD	10,000	MXN	167,627	UBS AG	10/14/15	96
USD	6,000	MXN	99,208	UBS AG	10/14/15	139
USD	7,000	ZAR	98,154	BNP Paribas S.A.	10/14/15	(65)
USD	7,000	ZAR	98,606	Citibank N.A.	10/14/15	(98)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	89

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	27,968	USD	2,000	Citibank N.A.	10/14/15	$ 13
ZAR	166,892	USD	12,000	Morgan Stanley & Co. International PLC	10/14/15	13
MXN	154,548	USD	9,000	Bank of America N.A.	10/15/15	130
MXN	101,568	USD	6,000	Goldman Sachs International	10/15/15	—
MXN	76,201	USD	4,500	Goldman Sachs International	10/15/15	2
MXN	84,819	USD	5,000	Goldman Sachs International	10/15/15	11
MXN	34,084	USD	2,000	JPMorgan Chase Bank N.A.	10/15/15	14
MXN	152,415	USD	9,000	UBS AG	10/15/15	4
MYR	25,926	USD	6,000	JPMorgan Chase Bank N.A.	10/15/15	(108)
USD	10,000	MXN	171,209	Barclays Bank PLC	10/15/15	(114)
USD	4,500	MXN	77,684	Deutsche Bank AG	10/15/15	(89)
USD	7,000	MXN	119,316	Goldman Sachs International	10/15/15	(49)
USD	4,500	MXN	77,668	JPMorgan Chase Bank N.A.	10/15/15	(88)
USD	9,000	MXN	148,802	UBS AG	10/15/15	209
COP	11,984,000	USD	4,000	Deutsche Bank AG	10/19/15	(128)
TRY	20,764	USD	6,800	Credit Suisse International	10/19/15	20
TRY	30,460	USD	10,000	Deutsche Bank AG	10/19/15	5
TRY	30,481	USD	10,000	JPMorgan Chase Bank N.A.	10/19/15	12
USD	4,000	COP	12,232,080	Credit Suisse International	10/19/15	48
USD	6,000	TRY	18,544	BNP Paribas S.A.	10/19/15	(91)
USD	4,800	TRY	14,696	BNP Paribas S.A.	10/19/15	(27)
USD	8,000	TRY	24,157	BNP Paribas S.A.	10/19/15	66
USD	8,000	TRY	24,449	Deutsche Bank AG	10/19/15	(30)
USD	221,992	MXN	3,537,000	BNP Paribas S.A.	10/20/15	13,128
CLP	3,583,913	USD	5,250	BNP Paribas S.A.	10/21/15	(111)
IDR	144,900,000	USD	10,000	BNP Paribas S.A.	10/21/15	(191)
USD	5,250	CLP	3,550,785	BNP Paribas S.A.	10/21/15	159
USD	5,000	IDR	73,775,000	Morgan Stanley & Co. International PLC	10/21/15	6
EUR	10,000	USD	11,174	UBS AG	10/22/15	3
USD	11,360	EUR	10,000	Goldman Sachs International	10/22/15	182
USD	3,644	KRW	4,303,242	JPMorgan Chase Bank N.A.	10/23/15	16
CLP	9,730,952	USD	14,000	BNP Paribas S.A.	10/26/15	(54)
USD	7,000	CLP	4,979,275	BNP Paribas S.A.	10/26/15	(136)
USD	7,000	CLP	4,926,180	Credit Suisse International	10/26/15	(60)
USD	9,000	KRW	10,764,000	Standard Chartered Bank	10/26/15	(72)
USD	8,000	MYR	34,574	Deutsche Bank AG	10/26/15	149
USD	8,000	ZAR	110,040	BNP Paribas S.A.	10/28/15	99
USD	8,000	ZAR	111,425	Credit Suisse International	10/28/15	(1)
USD	10,000	ZAR	137,720	JPMorgan Chase Bank N.A.	10/28/15	112
ZAR	108,861	USD	8,000	BNP Paribas S.A.	10/28/15	(184)
ZAR	138,200	USD	10,000	BNP Paribas S.A.	10/28/15	(77)
ZAR	110,904	USD	8,000	Credit Suisse International	10/28/15	(37)
IDR	74,500,000	USD	5,000	BNP Paribas S.A.	10/29/15	27
JPY	1,195,375	USD	10,000	Credit Suisse International	10/29/15	(32)
USD	10,000	JPY	1,209,510	Royal Bank of Scotland PLC	10/29/15	(86)
MXN	980,839	USD	57,500	Citibank N.A.	11/30/15	232
MXN	980,879	USD	57,500	Citibank N.A.	11/30/15	235
MXN	1,961,773	USD	115,000	Deutsche Bank AG	11/30/15	470

90	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,961,184	USD	115,000	Goldman Sachs International	11/30/15	$ 436
USD	345,000	MXN	5,813,940	Morgan Stanley & Co. International PLC	11/30/15	2,790
GBP	110,000	USD	167,371	UBS AG	12/16/15	(1,021)
GBP	110,000	USD	167,371	UBS AG	12/16/15	(1,021)
MXN	5,820,495	USD	345,000	Morgan Stanley & Co. International PLC	12/16/15	(2,851)
USD	331,227	AUD	475,000	Bank of America N.A.	12/16/15	(776)
USD	341,205	GBP	220,000	Goldman Sachs International	12/16/15	8,504
USD	55,000	MXN	908,776	Credit Suisse International	12/16/15	1,579
USD	80,000	MXN	1,351,282	JPMorgan Chase Bank N.A.	12/16/15	567
USD	210,000	MXN	3,484,984	Morgan Stanley & Co. International PLC	12/16/15	5,140

Total						$33,168

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	HSBC Bank PLC	10/09/15	JPY	121.50	USD	25	$ 48
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	350	2,650
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	350	2,650
EUR Currency	Put	Deutsche Bank AG	10/12/15	USD	1.11	EUR	26	134

Total								$5,482

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	525	$1,416

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.55%	Pay	3-month LIBOR	1/21/16	USD	1,800	$(4,991)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	700	(82,927)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.55%	Receive	3-month LIBOR	1/21/16	USD	1,800	(7,331)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	700	(867)

Total									$(96,116)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	3,847	$ (23,735)
1.95%[3]	3-month LIBOR	9/05/17[2]	9/05/19	USD	3,580	22,187
1.89%[3]	3-month LIBOR	9/15/17[2]	9/15/19	USD	1,785	8,498
1.60%[3]	3-month LIBOR	10/05/15[2]	11/30/19	USD	2,400	35,336
1.84%[1]	3-month LIBOR	10/05/15[2]	11/30/19	USD	2,400	(58,951)
3.26%[1]	3-month LIBOR	N/A	11/18/24	USD	1,700	(158,200)
2.31%[1]	3-month LIBOR	N/A	3/11/25	USD	100	(3,220)
2.50%[1]	3-month LIBOR	N/A	5/27/25	USD	700	(44,948)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	25	(642)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	91

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	6	$ (162)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	10	136
2.71%[1]	3-month LIBOR	9/05/17[2]	9/05/27	USD	800	(18,899)
2.67%[1]	3-month LIBOR	9/15/17[2]	9/15/27	USD	400	(7,717)
2.99%[1]	3-month LIBOR	N/A	5/15/40	USD	400	(43,357)
3.04%[3]	3-month LIBOR	9/30/15[2]	2/15/41	USD	200	21,637
2.86%[3]	3-month LIBOR	9/30/15[2]	2/15/41	USD	200	14,532
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	110	2,433
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	105	2,074
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	215	15,602

Total						$(237,396)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	1,300	$14,220	$ —	$14,220
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	16,199	—	16,199
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	20,612	—	20,612
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	511	(89)	(3)	(86)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	172	44	1	43
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	172	44	1	43
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	640	171	3	168

Total						$51,201	2	$51,199

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

92	BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,685,101	$399,200	$2,084,301
Corporate Bonds	—	2,274,973	—	2,274,973
Foreign Government Obligations	—	213,314	—	213,314
Non-Agency Mortgage-Backed Securities	—	3,917,179	148,783	4,065,962
U.S. Government Sponsored Agency Securities	—	78,838,388	—	78,838,388
U.S. Treasury Obligations	—	37,171,148	—	37,171,148
Short-Term Securities:
Borrowed Bond Agreements	—	659,113	—	659,113
Options Purchased:
Foreign Currency Exchange Contracts	—	5,482	—	5,482
Interest Rate Contracts	—	1,416	—	1,416
Liabilities:
Investments:
Borrowed Bonds	—	(659,847)	—	(659,847)
TBA Sale Commitments	—	(37,814,844)	—	(37,814,844)
Investments Sold Short	—	(584,726)	—	(584,726)

Total	—	$85,706,697	$547,983	$86,254,680

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$45,153	—	$45,153
Interest rate contracts	$32,346	173,720	—	206,066
Liabilities:
Foreign currency exchange contracts	—	(11,985)	—	(11,985)
Interest rate contracts	(46,138)	(456,033)	—	(502,171)
Total	$(13,792)	$(249,145)	—	$(262,937)

[1]     Derivative financial instruments are swaps, financial futures contracts, forward foreign currency contracts and options written. Swaps, financial futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$941,805	—	—	$ 941,805
Cash pledged for centrally cleared swaps	84,100	—	—	84,100
Cash pledged for financial futures contracts	60,540	—	—	60,540
Liabilities:
Reverse repurchase agreements	—	$ (19,371,370)	—	(19,371,370)
Total	$1,086,445	$ (19,371,370)	—	$ (18,284,925)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2015	93

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date:	November 23, 2015